UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2005

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Top Fifty Securities and Derivatives of Fidelity's Fixed-Income Central Fund	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,044.70	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.08
Class T
Actual	$ 1,000.00	$ 1,043.30	$ 4.64
Hypothetical A	$ 1,000.00	$ 1,020.67	$ 4.58
Class B
Actual	$ 1,000.00	$ 1,040.80	$ 7.97
Hypothetical A	$ 1,000.00	$ 1,017.39	$ 7.88
Class C
Actual	$ 1,000.00	$ 1,039.30	$ 8.48
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.39
Fidelity Total Bond
Actual	$ 1,000.00	$ 1,045.50	$ 3.35
Hypothetical A	$ 1,000.00	$ 1,021.93	$ 3.31
Institutional Class
Actual	$ 1,000.00	$ 1,044.70	$ 3.25
Hypothetical A	$ 1,000.00	$ 1,022.03	$ 3.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.65%
Fidelity Total Bond	.65%
Institutional Class	.63%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
U.S. Government and U.S. Government Agency Obligations 54.8%	U.S. Government and U.S. Government Agency Obligations 53.6%
AAA 5.2%	AAA 5.4%
AA 3.6%	AA 3.2%
A 7.4%	A 10.0%
BBB 12.9%	BBB 15.9%
BB and Below 9.0%	BB and Below 9.3%
Not Rated 1.4%	Not Rated 0.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2005
6 months ago
Years	5.4	5.8
Average years to maturity is based on the average time until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	4.0	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Corporate Bonds 23.3%		Corporate Bonds 29.0%
	U.S. Government and U.S. Government Agency Obligations 54.8%		U.S. Government and U.S. Government Agency Obligations 53.6%
	Asset-Backed Securities 6.2%		Asset-Backed Securities 6.3%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 6.2%
	Other Investments 2.9%		Other Investments 3.1%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	7.6%	** Foreign investments	10.5%
* Futures and Swaps	4.9%	** Futures and Swaps	4.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
Accuride Corp. 8.5% 2/1/15 (e)	$ 80,000	$ 82,200
Affinia Group, Inc. 9% 11/30/14 (e)	30,000	30,900
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	200,000	203,361
7.2% 9/1/09	1,000,000	1,107,917
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	40,000	41,500
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	98,093
Visteon Corp. 7% 3/10/14	80,000	73,600
		1,637,571
Automobiles - 0.6%
Ford Motor Co.:
6.625% 10/1/28	125,000	115,281
7.45% 7/16/31	620,000	618,542
General Motors Corp.:
8.25% 7/15/23	135,000	136,139
8.375% 7/15/33	1,510,000	1,520,531
		2,390,493
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14	80,000	88,000
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	13,200
10.5% 7/15/11	120,000	120,000
Carrols Corp. 9% 1/15/13 (e)	20,000	20,750
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	67,550
Gaylord Entertainment Co.:
6.75% 11/15/14 (e)	50,000	49,625
8% 11/15/13	160,000	171,808
Herbst Gaming, Inc.:
7% 11/15/14 (e)	50,000	50,250
8.125% 6/1/12	70,000	74,375
HMH Properties, Inc. 7.875% 8/1/08	101,000	104,030
Host Marriott LP 7.125% 11/1/13	35,000	36,881
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	150,000	146,250
MGM MIRAGE:
6% 10/1/09	50,000	51,065
8.375% 2/1/11	40,000	44,800
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	41,600
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	63,375
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	148,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 10.625% 7/15/14 (e)	$ 80,000	$ 80,400
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	52,000
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	81,000
8.875% 3/15/10	100,000	108,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	45,000	47,813
Premier Entertainment Biloxi LLC 10.75% 2/1/12	20,000	21,700
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	263,250
Scientific Games Corp. 6.25% 12/15/12 (e)	30,000	30,450
Seneca Gaming Corp. 7.25% 5/1/12	50,000	51,438
Six Flags, Inc.:
9.5% 2/1/09	180,000	188,100
9.625% 6/1/14	100,000	94,500
9.625% 6/1/14 (e)	80,000	75,600
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	104,250
Station Casinos, Inc.:
6% 4/1/12	70,000	71,750
6.5% 2/1/14	40,000	41,100
6.875% 3/1/16	100,000	103,630
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	354,250
Town Sports International, Inc. 9.625% 4/15/11	20,000	21,200
Uno Restaurant Corp. 10% 2/15/11 (f)	80,000	79,102
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	113,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(e)	40,000	25,000
9% 1/15/12 (e)	30,000	31,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	48,000	51,840
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	171,200
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	160,000	156,800
		3,710,932
Household Durables - 0.2%
Champion Enterprises, Inc. 7.625% 5/15/09	70,000	70,000
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,450
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e)	80,000	77,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15 (e)	$ 50,000	$ 49,750
6.5% 1/15/14	100,000	102,000
8.875% 4/1/12	10,000	10,950
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,000
Technical Olympic USA, Inc. 7.5% 1/15/15 (e)	55,000	53,350
WCI Communities, Inc. 9.125% 5/1/12	35,000	38,938
William Lyon Homes, Inc. 10.75% 4/1/13	110,000	123,475
		610,113
Media - 2.0%
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (e)	50,000	52,750
AMC Entertainment, Inc.:
8% 3/1/14	220,000	217,800
8.625% 8/15/12 (e)	60,000	65,850
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	615,889
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,152,200
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(g)	40,000	43,300
8% 4/15/12 (e)	180,000	193,725
CanWest Media, Inc. 8% 9/15/12 (e)	30,000	31,800
Carmike Cinemas, Inc. 7.5% 2/15/14	60,000	60,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	71,663
Cinemark, Inc. 0% 3/15/14 (c)	100,000	75,500
Comcast Corp. 5.85% 1/15/10	500,000	533,615
Cox Communications, Inc.:
4.625% 6/1/13	90,000	86,709
7.125% 10/1/12	970,000	1,092,549
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	167,200
7.875% 2/15/18	50,000	56,000
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	71,488
0% 11/15/13 (c)	5,000	3,763
8% 11/15/13	10,000	10,625
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	152,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.: - continued
9.125% 1/15/09	$ 72,000	$ 78,300
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	38,200
Houghton Mifflin Co. 9.875% 2/1/13	70,000	72,800
Innova S. de R.L. 9.375% 9/19/13	30,000	34,125
Liberty Media Corp. 8.25% 2/1/30	440,000	493,822
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	143,650
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	100,000	106,000
MediaNews Group, Inc. 6.375% 4/1/14	100,000	98,250
News America, Inc. 6.2% 12/15/34 (e)	500,000	515,780
Nexstar Broadcasting, Inc. 7% 1/15/14	130,000	127,400
PanAmSat Corp. 9% 8/15/14	130,000	141,050
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	130,000	131,625
8.875% 5/15/11	25,000	26,375
Radio One, Inc. 8.875% 7/1/11	100,000	108,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	33,750
10.375% 9/1/14 (e)	30,000	35,100
Rogers Cable, Inc. 6.75% 3/15/15	50,000	51,313
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,273
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	73,150
Walt Disney Co. 6.375% 3/1/12	700,000	777,661
		7,902,535
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	60,300
9% 6/15/12	15,000	15,825
Blockbuster, Inc. 9% 9/1/12 (e)	70,000	70,000
General Nutrition Centers, Inc. 8.625% 1/15/11 (e)	80,000	80,200
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	54,500
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	91,350
Sonic Automotive, Inc. 8.625% 8/15/13	115,000	122,475
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,600
United Auto Group, Inc. 9.625% 3/15/12	50,000	54,500
		569,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
9.75% 1/15/15 (e)	$ 120,000	$ 116,400
11.625% 1/15/08	10,000	10,450
12.25% 12/15/12	65,000	70,200
		197,050
TOTAL CONSUMER DISCRETIONARY		17,018,444
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	41,650
6.875% 5/1/29	170,000	168,725
8.25% 7/15/10	40,000	45,400
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	30,000	31,200
8.5% 8/1/14 (e)	60,000	59,850
Pathmark Stores, Inc. 8.75% 2/1/12	100,000	96,000
Rite Aid Corp.:
6% 12/15/05 (e)	20,000	20,250
7.625% 4/15/05	15,000	15,113
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	84,000
		562,188
Food Products - 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	42,600
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	89,456
5.125% 10/1/13 (e)	1,060,000	1,084,109
Del Monte Corp.:
6.75% 2/15/15 (e)(f)	60,000	60,600
9.25% 5/15/11	50,000	55,500
Doane Pet Care Co.:
9.75% 5/15/07	50,000	48,250
10.75% 3/1/10	125,000	133,750
Pierre Foods, Inc. 9.875% 7/15/12 (e)	40,000	41,800
United Agriculture Products, Inc. 8.75% 12/15/11 (e)	27,000	28,958
		1,585,023
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	150,000	157,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	$ 20,000	$ 21,300
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	765,000	836,273
TOTAL CONSUMER STAPLES		3,162,284
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	330,065
Grant Prideco, Inc. 9% 12/15/09	10,000	11,188
Hanover Compressor Co.:
8.625% 12/15/10	20,000	21,700
9% 6/1/14	50,000	55,250
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,722
Universal Compression, Inc. 7.25% 5/15/10	40,000	42,200
		466,125
Oil & Gas - 1.6%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	77,025
7.125% 3/15/33	185,000	211,702
7.375% 10/1/09	160,000	179,135
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	496,027
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	51,690
7.75% 1/15/15	30,000	32,550
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,044
7.75% 1/15/32	15,000	14,625
8.05% 10/15/30	95,000	93,694
El Paso Production Holding Co. 7.75% 6/1/13	140,000	145,600
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	335,858
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	257,100
Energy Transfer Partners LP 5.95% 2/1/15 (e)	275,000	281,047
Enterprise Products Operating LP:
4.625% 10/15/09 (e)	125,000	124,703
5.6% 10/15/14 (e)	90,000	92,224
EXCO Resources, Inc. 7.25% 1/15/11	30,000	31,500
General Maritime Corp. 10% 3/15/13	310,000	353,400
Giant Industries, Inc. 8% 5/15/14	130,000	133,900
Hurricane Finance BV 9.625% 2/12/10 (e)	50,000	54,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	$ 20,000	$ 20,100
Newfield Exploration Co. 6.625% 9/1/14 (e)	90,000	94,950
OAO Gazprom:
9.625% 3/1/13	240,000	285,600
10.5% 10/21/09	100,000	119,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	55,000
8.25% 3/15/13	40,000	44,200
Pan American Energy LLC 7.125% 10/27/09 (e)	100,000	100,500
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	262,625
7.375% 12/15/14	500,000	558,750
Petrobras Energia SA 9.375% 10/30/13	85,000	92,438
Range Resources Corp. 7.375% 7/15/13	40,000	42,400
Ship Finance International Ltd. 8.5% 12/15/13	330,000	336,600
Teekay Shipping Corp. 8.875% 7/15/11	30,000	34,800
The Coastal Corp.:
6.375% 2/1/09	5,000	4,981
6.5% 6/1/08	150,000	151,125
6.7% 2/15/27	65,000	66,706
7.75% 6/15/10	200,000	208,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)	215,000	225,213
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,438
7.625% 7/15/19	30,000	33,000
7.875% 9/1/21	35,000	39,725
8.125% 3/15/12	30,000	34,200
8.75% 3/15/32	165,000	196,350
YPF SA yankee 9.125% 2/24/09	85,000	94,563
		6,077,713
TOTAL ENERGY		6,543,838
FINANCIALS - 6.9%
Capital Markets - 1.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	100,000	97,182
4.25% 9/4/12 (g)	205,000	205,362
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	$ 170,000	$ 187,425
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	448,786
E*TRADE Financial Corp. 8% 6/15/11 (e)	130,000	138,450
Equinox Holdings Ltd. 9% 12/15/09	20,000	21,200
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,128,793
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,169,036
6.6% 1/15/12	500,000	558,240
J.P. Morgan AG (Vimpel Communications) loan participation note 10.45% 4/26/05 (Reg. S)	100,000	101,250
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,539
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	1,000,000	1,003,342
5% 1/15/15	175,000	175,540
Morgan Stanley:
4.75% 4/1/14	545,000	536,499
6.6% 4/1/12	1,100,000	1,228,578
		7,032,222
Commercial Banks - 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	903,592
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,817
Korea Development Bank:
3.875% 3/2/09	685,000	673,789
4.75% 7/20/09	320,000	325,189
5.75% 9/10/13	170,000	180,599
Standard Bank London Ltd. 8.125% 9/30/09	100,000	104,500
Wachovia Bank NA 4.875% 2/1/15	600,000	602,778
Wells Fargo & Co. 4.2% 1/15/10	220,000	220,294
Western Financial Bank 9.625% 5/15/12	15,000	16,950
		3,063,508
Consumer Finance - 1.0%
American General Finance Corp. 4% 3/15/11	655,000	635,917
AmeriCredit Corp. 9.25% 5/1/09	65,000	69,713
Capital One Bank 6.5% 6/13/13	1,090,000	1,197,542
Ford Motor Credit Co.:
7% 10/1/13	500,000	526,984
7.875% 6/15/10	250,000	272,006
General Motors Acceptance Corp. 6.875% 9/15/11	760,000	763,167
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
4.75% 5/15/09	$ 100,000	$ 102,221
6.375% 11/27/12	30,000	33,275
HSBC Finance Corp. 6.75% 5/15/11	40,000	44,890
		3,645,715
Diversified Financial Services - 1.2%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	31,725
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	70,963
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	118,738
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	53,750
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	205,000	235,750
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	30,000	32,550
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	50,000	51,750
9.875% 10/15/14 (e)	50,000	53,000
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	190,000	206,506
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	720,000	767,070
7.45% 11/24/33 (e)	300,000	342,076
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,478,382
Jostens IH Corp. 7.625% 10/1/12 (e)	40,000	41,000
Marquee Holdings, Inc. 0% 8/15/14 (c)(e)	80,000	53,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	41,800
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	10,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	122,100
New Asat Finance Ltd. 9.25% 2/1/11 (e)	60,000	50,700
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	105,000	113,663
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	20,600
Sistema Finance SA 10.25% 4/14/08	50,000	53,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 125,000	$ 120,313
UGS Corp. 10% 6/1/12 (e)	30,000	33,450
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	452,375
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	30,000	33,038
		4,589,549
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	499,065
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	637,988
Travelers Property Casualty Corp. 5% 3/15/13	25,000	24,898
UnumProvident Corp. 7.625% 3/1/11	150,000	156,000
		1,317,951
Real Estate - 1.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	85,000	90,313
Boston Properties, Inc. 6.25% 1/15/13	365,000	399,144
Camden Property Trust 5.875% 11/30/12	200,000	211,385
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	205,353
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,400
EOP Operating LP:
4.65% 10/1/10	595,000	595,953
4.75% 3/15/14	135,000	131,430
7% 7/15/11	500,000	563,138
Gables Realty LP 5.75% 7/15/07	585,000	604,781
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	430,177
La Quinta Properties, Inc. 7% 8/15/12	50,000	52,188
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	50,750
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	100,000	108,750
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	70,000
Senior Housing Properties Trust 7.875% 4/15/15	20,000	21,900
Simon Property Group LP 5.625% 8/15/14	1,000,000	1,042,073
		4,588,735
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	697,875
Independence Community Bank Corp. 3.75% 4/1/14 (g)	275,000	264,352
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,200,000	$ 1,212,810
4.625% 4/1/14	100,000	97,121
		2,272,158
TOTAL FINANCIALS		26,509,838
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	139,425
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	50,000	54,000
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,500
Spheris, Inc. 11% 12/15/12 (e)	50,000	51,750
		267,675
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	83,600
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)(f)	60,000	61,500
Beverly Enterprises, Inc. 7.875% 6/15/14 (e)	70,000	78,400
Carriage Services, Inc. 7.875% 1/15/15 (e)	60,000	61,875
Community Health Systems, Inc. 6.5% 12/15/12 (e)	80,000	80,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	11,000
9.5% 8/15/10	110,000	121,000
HealthSouth Corp.:
7.625% 6/1/12	130,000	130,000
8.5% 2/1/08	85,000	87,869
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	100,000	107,750
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	22,800
Psychiatric Solutions, Inc. 10.625% 6/15/13	70,000	80,675
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	67,688
6.5% 6/1/12	15,000	13,425
7.375% 2/1/13	75,000	69,000
U.S. Oncology, Inc.:
9% 8/15/12 (e)	30,000	32,550
10.75% 8/15/14 (e)	80,000	91,200
		1,200,532
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Biovail Corp. yankee 7.875% 4/1/10	$ 55,000	$ 56,925
CDRV Investors, Inc. 0% 1/1/15 (c)(e)	100,000	59,000
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	50,000	52,250
Leiner Health Products, Inc. 11% 6/1/12	20,000	21,800
VWR International, Inc.:
6.875% 4/15/12	30,000	30,825
8% 4/15/14	30,000	30,600
Warner Chilcott Corp. 8.75% 2/1/15 (e)	80,000	82,200
		333,600
TOTAL HEALTH CARE		1,801,807
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. 8.5% 10/1/10	100,000	110,000
Bombardier, Inc. 6.3% 5/1/14 (e)	340,000	291,550
K & F Acquisition, Inc. 7.75% 11/15/14 (e)	40,000	39,800
Orbital Sciences Corp. 9% 7/15/11	135,000	151,200
Raytheon Co. 8.3% 3/1/10	800,000	942,356
		1,534,906
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	47,125
6.977% 11/23/22	11,362	10,595
6.978% 10/1/12	105,288	106,646
7.377% 5/23/19	49,661	32,777
7.379% 5/23/16	47,143	31,114
7.8% 4/1/08	65,000	57,200
AMR Corp. 9% 8/1/12	85,000	59,500
Delta Air Lines, Inc.:
7.9% 12/15/09	50,000	24,500
9.5% 11/18/08 (e)	61,000	52,460
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,000	720
7.57% 11/18/10	705,000	673,093
7.779% 11/18/05	3,000	2,460
7.779% 1/2/12	22,351	12,293
7.92% 5/18/12	135,000	89,100
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 25,000	$ 17,750
9.875% 3/15/07	60,000	49,200
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,950	6,678
7.626% 4/1/10	39,343	31,475
7.67% 1/2/15	8,362	7,108
		1,311,794
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	22,300
Nortek, Inc. 8.5% 9/1/14	100,000	102,750
		125,050
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	64,225
7.875% 4/15/13	20,000	19,950
10% 8/1/09	34,000	35,870
Cenveo Corp. 7.875% 12/1/13	60,000	52,500
		172,545
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	54,375
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	22,400
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11	20,000	18,600
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	15,000	11,100
9.5% 12/1/10 (g)	20,000	22,500
Dresser, Inc. 9.375% 4/15/11	15,000	16,200
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	50,000	51,125
Invensys PLC 9.875% 3/15/11 (e)	150,000	160,500
Navistar International Corp. 7.5% 6/15/11	30,000	31,875
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	60,000	59,400
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	60,000	64,500
Terex Corp. 7.375% 1/15/14	100,000	105,000
		522,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Marine - 0.1%
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)	$ 40,000	$ 28,600
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	40,000	42,400
OMI Corp. 7.625% 12/1/13	95,000	97,850
		168,850
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	105,000
TFM SA de CV yankee:
10.25% 6/15/07	5,000	5,338
11.75% 6/15/09	180,000	181,575
		291,913
TOTAL INDUSTRIALS		4,222,633
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	25,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	28,500
		53,500
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	104,000
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	112,800
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	135,525
Xerox Corp.:
7.125% 6/15/10	20,000	21,300
7.2% 4/1/16	165,000	174,900
7.625% 6/15/13	60,000	64,350
		396,075
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	64,650
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11 (e)	50,000	51,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (e)	$ 20,000	$ 20,850
Viasystems, Inc. 10.5% 1/15/11	50,000	49,125
		186,250
TOTAL INFORMATION TECHNOLOGY		852,625
MATERIALS - 1.9%
Chemicals - 0.6%
Berry Plastics Corp. 10.75% 7/15/12	80,000	91,200
Borden US Finance Corp./Nova Scotia Finance ULC:
7.41% 7/15/10 (e)(g)	70,000	72,800
9% 7/15/14 (e)	70,000	77,000
Braskem SA 11.75% 1/22/14 (e)	25,000	28,938
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	150,000	101,250
Equistar Chemicals LP:
6.5% 2/15/06	75,000	77,250
7.55% 2/15/26	100,000	98,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	166,750
Georgia Gulf Corp. 7.125% 12/15/13	90,000	96,750
Huntsman International LLC 9.875% 3/1/09	115,000	125,063
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	32,250
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	55,000	47,575
Koppers, Inc. 9.875% 10/15/13	50,000	57,000
Lubrizol Corp.:
5.5% 10/1/14	105,000	107,761
6.5% 10/1/34	195,000	210,124
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	218,500
10.875% 5/1/09	55,000	58,025
Millennium America, Inc. 9.25% 6/15/08	230,000	255,875
Nalco Co.:
7.75% 11/15/11	130,000	140,075
8.875% 11/15/13	100,000	109,500
Pliant Corp. 0% 6/15/09 (c)	60,000	55,650
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	70,000	76,125
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp.: - continued
13.5% 11/15/10	$ 35,000	$ 38,588
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	50,000	52,000
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	15,400
		2,409,949
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	232,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	215,000	230,050
BWAY Corp. 10% 10/15/10	105,000	112,613
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	50,000	52,625
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	102,375
Crown European Holdings SA 9.5% 3/1/11	35,000	39,025
Graphic Packaging International, Inc.:
8.5% 8/15/11	120,000	129,600
9.5% 8/15/13	170,000	188,700
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	31,725
8.25% 10/1/12	110,000	116,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	16,425
8.875% 2/15/09	50,000	54,000
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	52,250
7.5% 5/15/10	95,000	100,225
7.8% 5/15/18	45,000	46,350
8.1% 5/15/07	110,000	116,050
Sealed Air Corp.:
5.625% 7/15/13 (e)	25,000	25,961
6.875% 7/15/33 (e)	55,000	60,961
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	103,000
		1,578,535
Metals & Mining - 0.3%
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,750
California Steel Industries, Inc. 6.125% 3/15/14	40,000	39,500
Century Aluminum Co. 7.5% 8/15/14 (e)	40,000	42,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	335,000	372,192
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	$ 75,000	$ 79,688
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	52,375
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	74,906
10.125% 2/1/10	60,000	68,100
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	20,000	20,800
International Steel Group, Inc. 6.5% 4/15/14	70,000	75,600
Massey Energy Co. 6.625% 11/15/10	40,000	41,200
Novelis, Inc. 7.25% 2/15/15 (e)	40,000	40,800
Peabody Energy Corp. 6.875% 3/15/13	20,000	21,450
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	112,200
		1,143,161
Paper & Forest Products - 0.5%
Boise Cascade Corp. 8% 2/24/06	25,000	26,259
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.535% 10/15/12 (e)(g)	30,000	30,900
7.125% 10/15/14 (e)	30,000	31,350
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	213,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	16,631
7.5% 5/15/06	50,000	52,250
7.75% 11/15/29	10,000	11,350
8% 1/15/24	130,000	152,100
8.125% 5/15/11	5,000	5,750
International Paper Co.:
4.25% 1/15/09	95,000	95,167
5.5% 1/15/14	235,000	246,151
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	125,400
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	40,400
Riverside Forest Products Ltd. 7.875% 3/1/14	40,000	44,200
Solo Cup Co. 8.5% 2/15/14	145,000	149,350
Stone Container Corp. 8.375% 7/1/12	200,000	213,000
Weyerhaeuser Co. 5.25% 12/15/09	668,000	694,490
		2,147,748
TOTAL MATERIALS		7,511,393
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 35,000	$ 37,564
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,135,000	1,449,520
BellSouth Corp. 6.55% 6/15/34	665,000	738,022
British Telecommunications PLC:
8.375% 12/15/10	190,000	227,187
8.875% 12/15/30	145,000	198,462
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	30,375
Deutsche Telekom International Finance BV:
8.5% 6/15/10	305,000	361,993
8.75% 6/15/30	395,000	534,354
Empresa Brasileira de Telecomm SA 11% 12/15/08	110,000	125,400
Eschelon Operating Co. 8.375% 3/15/10	70,000	59,500
France Telecom SA 8.5% 3/1/11	815,000	972,573
GCI, Inc. 7.25% 2/15/14 (e)	50,000	49,625
Hanarotelecom, Inc. 7% 2/1/12 (e)	50,000	50,438
Indosat Finance Co. BV 7.75% 11/5/10	50,000	53,125
Koninklijke KPN NV yankee 8% 10/1/10	500,000	586,938
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	60,000	51,600
MCI, Inc.:
5.908% 5/1/07	36,000	36,855
6.688% 5/1/09	36,000	37,530
New Skies Satellites BV 9.125% 11/1/12 (e)	30,000	30,900
NTL Cable PLC 8.75% 4/15/14 (e)	190,000	211,850
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	76,050
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	48,500
7.25% 2/15/11	35,000	33,600
7.625% 8/3/21	20,000	17,600
Qwest Communications International, Inc.:
6.04% 2/15/09 (e)(g)	40,000	40,500
7.75% 2/15/14 (e)	160,000	162,800
Qwest Services Corp.:
13.5% 12/15/07 (e)	220,000	248,050
14% 12/15/10 (e)(g)	20,000	23,600
14.5% 12/15/14 (e)(g)	110,000	135,850
SBC Communications, Inc.:
6.15% 9/15/34	500,000	523,200
6.45% 6/15/34	220,000	239,082
Sprint Capital Corp. 8.375% 3/15/12	600,000	727,007
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4.95% 9/30/14 (e)	$ 415,000	$ 410,457
6% 9/30/34 (e)	500,000	504,882
Telefonica de Argentina SA 9.125% 11/7/10	95,000	99,988
Telefonica Europe BV 7.75% 9/15/10	700,000	815,679
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	60,800
TELUS Corp. yankee 7.5% 6/1/07	180,000	194,360
U.S. West Communications 6.875% 9/15/33	165,000	149,325
Verizon Global Funding Corp. 7.25% 12/1/10	640,000	730,484
		11,085,625
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	285,000	281,050
American Tower Corp. 7.5% 5/1/12	105,000	108,675
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	534,944
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	60,000	63,450
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	40,000	42,300
7.5% 12/1/13	10,000	10,575
9.375% 8/1/11	65,000	71,988
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,000
Globe Telecom, Inc. 9.75% 4/15/12	55,000	60,775
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	50,400
Inmarsat Finance PLC 7.625% 6/30/12	70,000	71,400
Intelsat Ltd.:
6.5% 11/1/13	40,000	33,400
7.625% 4/15/12	20,000	18,150
8.625% 1/15/15 (e)	40,000	41,650
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	83,200
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	60,450
9.75% 1/30/08 (e)	30,000	32,285
9.75% 1/30/08 (Reg. S)	75,000	80,712
Nextel Communications, Inc. 7.375% 8/1/15	150,000	165,375
Nextel Partners, Inc. 8.125% 7/1/11	85,000	93,713
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	140,350
8% 12/15/12	50,000	53,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.: - continued
9.625% 5/1/11	$ 26,000	$ 30,550
Rural Cellular Corp. 8.25% 3/15/12	60,000	64,200
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	101,000	105,166
Western Wireless Corp. 9.25% 7/15/13	175,000	203,656
		2,557,664
TOTAL TELECOMMUNICATION SERVICES		13,643,289
UTILITIES - 2.0%
Electric Utilities - 1.2%
AES Gener SA 7.5% 3/25/14	70,000	71,575
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	183,600
8.25% 4/15/12 (e)	90,000	99,900
10.25% 11/15/07 (e)	26,657	29,856
10.25% 11/15/07 (e)(g)	3,339	3,481
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	310,895
DTE Energy Co. 7.05% 6/1/11	40,000	45,362
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,569,946
Exelon Corp. 6.75% 5/1/11	750,000	837,281
FirstEnergy Corp. 6.45% 11/15/11	25,000	27,130
Nevada Power Co.:
5.875% 1/15/15 (e)	40,000	40,200
6.5% 4/15/12	50,000	52,625
Oncor Electric Delivery Co. 6.375% 5/1/12	45,000	49,800
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,124,771
TECO Energy, Inc. 7% 5/1/12	80,000	86,100
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	80,000	82,600
		4,615,122
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	125,000
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,313
NiSource Finance Corp. 7.875% 11/15/10	100,000	117,287
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.:
6.625% 2/1/08	$ 20,000	$ 20,300
6.75% 10/1/07	15,000	15,544
		303,444
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.5% 11/1/07	26,000	26,424
8.75% 6/15/08	2,000	2,160
8.75% 5/15/13 (e)	30,000	33,638
8.875% 2/15/11	282,000	314,430
9% 5/15/15 (e)	30,000	33,938
9.375% 9/15/10	7,000	7,928
9.5% 6/1/09	19,000	21,280
CMS Energy Corp.:
6.3% 2/1/12	60,000	59,850
8.5% 4/15/11	45,000	50,231
9.875% 10/15/07	135,000	149,175
Constellation Energy Group, Inc. 7% 4/1/12	1,010,000	1,155,460
Dominion Resources, Inc.:
6.25% 6/30/12	500,000	549,497
8.125% 6/15/10	170,000	199,290
NRG Energy, Inc. 8% 12/15/13 (e)	220,000	235,950
Utilicorp Canada Finance Corp. 7.75% 6/15/11	60,000	61,950
		2,901,201
TOTAL UTILITIES		7,819,767
TOTAL NONCONVERTIBLE BONDS (Cost $86,304,313)		89,085,918
U.S. Government and Government Agency Obligations - 25.4%

U.S. Government Agency Obligations - 4.1%
Fannie Mae 4.375% 7/17/13	2,205,000	2,161,870
Freddie Mac:
2.75% 10/15/06	50,000	49,474
3.625% 9/15/08	8,000,000	7,960,280
4.5% 1/15/13	3,200,000	3,232,586
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 11/5/12	$ 280,000	$ 284,176
5.875% 3/21/11	2,095,000	2,259,851
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,948,237
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,357,018	4,687,537
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,024,570	2,981,092
2% 1/15/14	7,545,864	7,806,724
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		15,475,353
U.S. Treasury Obligations - 17.3%
U.S. Treasury Bonds 6.25% 5/15/30	5,000,000	6,176,170
U.S. Treasury Notes:
1.625% 2/28/06	34,891,000	34,385,323
2.375% 8/15/06	672,000	664,151
4.25% 8/15/13	4,049,000	4,098,665
4.75% 5/15/14	18,440,000	19,325,268
6.5% 2/15/10	2,170,000	2,446,760
TOTAL U.S. TREASURY OBLIGATIONS		67,096,337
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $98,298,650)		98,519,927
U.S. Government Agency - Mortgage Securities - 27.6%

Fannie Mae - 27.4%
3.737% 1/1/35 (g)	89,779	89,835
3.827% 12/1/34 (g)	24,960	24,979
3.83% 1/1/35 (g)	75,000	75,117
3.836% 6/1/33 (g)	49,889	49,829
3.913% 12/1/34 (g)	49,994	50,213
3.939% 10/1/34 (g)	72,935	73,516
3.98% 1/1/35 (g)	75,000	75,410
3.987% 12/1/34 (g)	73,735	74,333
4% 2/1/20 (f)	5,895,592	5,762,941
4% 1/1/35 (g)	50,000	50,348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.017% 12/1/34 (g)	$ 425,000	$ 422,790
4.021% 12/1/34 (g)	49,994	50,220
4.029% 1/1/35 (g)	25,000	25,137
4.038% 12/1/34 (g)	48,816	49,450
4.048% 1/1/35 (g)	50,000	50,241
4.052% 2/1/35 (g)	50,000	50,307
4.072% 12/1/34 (g)	99,961	101,710
4.105% 1/1/35 (g)	98,955	99,892
4.118% 1/1/35 (g)	120,000	120,846
4.118% 2/1/35 (g)	50,000	50,406
4.12% 2/1/35 (g)	100,000	100,777
4.127% 1/1/35 (g)	124,689	125,593
4.128% 2/1/35 (g)	200,000	201,424
4.145% 2/1/35 (g)	125,000	124,428
4.17% 11/1/34 (g)	99,560	100,319
4.197% 1/1/35 (g)	100,000	100,969
4.2% 1/1/35 (g)	223,088	225,210
4.23% 11/1/34 (g)	44,473	44,947
4.324% 12/1/34 (g)	49,996	50,815
4.5% 5/1/18 to 9/1/33	19,370,289	19,240,272
4.551% 8/1/34 (g)	136,241	140,031
4.826% 1/1/35 (g)	195,000	194,338
5% 11/1/34	9,954,307	9,936,933
5% 2/1/35 (f)	20,609,899	20,532,612
5.5% 11/1/16 to 10/1/34	5,196,411	5,302,170
5.5% 2/1/35 (f)	18,997,798	19,318,386
6% 2/1/20 (f)	6,000,000	6,279,375
6.5% 5/1/08 to 1/1/33	5,766,698	6,079,820
6.5% 2/1/20 (f)	5,876,122	6,215,835
7% 5/1/18 to 4/1/31	4,093,038	4,339,940
TOTAL FANNIE MAE		106,001,714
Freddie Mac - 0.1%
4.232% 1/1/35 (g)	322,000	324,579
4.985% 8/1/33 (g)	50,000	51,185
TOTAL FREDDIE MAC		375,764
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	$ 349,021	$ 370,571
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $106,302,418)		106,748,049
Asset-Backed Securities - 3.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.38% 11/25/32 (g)	40,000	40,834
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (g)	125,000	125,016
Class M2, 3.63% 2/25/34 (g)	125,000	125,046
Series 2005-SD1 Class A1, 2.93% 11/25/50 (g)	206,147	206,147
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12 (e)(g)	1,800,000	1,803,373
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	294,276
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.96% 4/25/34 (g)	65,000	64,997
Class M2, 3.01% 4/25/34 (g)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (g)	29,582	29,615
Series 2003-HE7 Class A3, 2.84% 12/15/33 (g)	114,971	115,352
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.44% 12/15/09 (g)	425,000	430,676
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	908,183
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (g)	382,310	382,736
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.65% 2/17/09 (g)	120,000	121,380
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,947
Series 2003-B4 Class B4, 3.28% 7/15/11 (g)	90,000	91,689
Series 2004-6 Class B, 4.15% 7/16/12	570,000	565,591
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (g)	30,000	31,048
Chase Credit Card Master Trust Series 2003-6 Class B, 2.83% 2/15/11 (g)	230,000	232,005
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (g)	220,000	219,990
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (g)	1,000,000	1,002,184
Series 2003-C1 Class C1, 3.69% 4/7/10 (g)	305,000	312,409
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (g)	$ 275,000	$ 274,988
Series 2004-3 Class M1, 3.03% 6/25/34 (g)	75,000	75,070
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (g)	25,000	24,999
Class M4, 3.43% 3/25/34 (g)	25,000	24,999
Class M6, 3.78% 3/25/34 (g)	25,000	25,223
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.08% 1/25/34 (g)	225,000	224,990
Class M2, 3.68% 1/25/34 (g)	275,000	274,988
GSAMP Trust Series 2004-FM2 Class M1, 3.03% 1/25/34 (g)	250,000	249,989
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (g)	6,370	6,393
Class M1, 3.41% 8/25/33 (g)	25,000	25,331
Series 2003-4:
Class M1, 3.33% 10/25/33 (g)	40,000	40,406
Class M2, 4.43% 10/25/33 (g)	45,000	45,694
Series 2004-3:
Class M2, 3.73% 8/25/34 (g)	120,000	119,994
Class M3, 3.98% 8/25/34 (g)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (e)	2,740	2,740
Series 2003-5N Class A, 7.5% 1/27/34 (e)	3,442	3,451
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.38% 7/25/33 (g)	45,000	46,073
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.87% 10/15/10 (g)	80,000	80,607
Series 2003-B3 Class B3, 2.855% 1/18/11 (g)	285,000	286,590
Series 2003-B5 Class B5, 2.85% 2/15/11 (g)	240,000	242,085
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (g)	100,000	99,996
Class M2, 3.08% 7/25/34 (g)	25,000	24,999
Class M3, 3.48% 7/25/34 (g)	50,000	49,998
Class M4, 3.63% 7/25/34 (g)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (g)	90,000	91,349
Series 2003-HE1 Class M2, 4.43% 5/25/33 (g)	55,000	55,739
Series 2003-NC8 Class M1, 3.23% 9/25/33 (g)	35,000	35,289
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (g)	39,060	39,330
Series 2002-NC1 Class M1, 3.33% 2/25/32 (e)(g)	170,000	171,530
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3 Class M1, 3.25% 8/25/32 (g)	$ 75,000	$ 75,840
Series 2003-NC2 Class M2, 4.53% 2/25/33 (g)	40,000	40,958
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(g)(i)	455,000	168,527
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (g)	14,401	14,417
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (g)	75,000	75,064
Class M4, 3.505% 6/25/34 (g)	125,000	125,320
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 2.95% 1/25/35 (g)	225,000	225,000
Class M4, 3.25% 1/25/35 (g)	475,000	475,000
Sears Credit Account Master Trust II Series 2002-4 Class A, 2.61% 8/18/09 (g)	100,000	100,060
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (g)	260,000	262,999
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	365,000	366,085
TOTAL ASSET-BACKED SECURITIES (Cost $11,821,338)		11,859,599
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 3.1%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 2.88% 5/25/35 (g)	425,000	425,000
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (g)	221,725	220,807
Class 2A1, 4.2095% 12/25/33 (g)	334,359	334,131
Series 2004-1 Class 2A2, 4.7475% 10/25/34 (g)	645,466	652,222
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (g)	850,706	843,960
Class 2A2, 4.148% 3/25/34 (g)	228,220	225,916
Series 2004-C Class 1A1, 3.4052% 4/25/34 (g)	443,552	439,602
Series 2004-D:
Class 1A1, 3.5817% 5/25/34 (g)	531,604	527,596
Class 2A2, 4.2219% 5/25/34 (g)	639,440	638,324
Series 2004-G Class 2A7, 4.6351% 8/25/34 (g)	699,632	703,147
Series 2004-H Class 2A1, 4.5375% 9/25/34 (g)	644,529	647,366
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 1A2, 4.3446% 11/25/34 (g)	$ 231,573	$ 232,638
Class 2A1, 4.8233% 11/25/34 (g)	927,113	936,973
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (g)	750,000	750,000
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (g)	182,235	182,434
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (g)	303,768	303,879
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.21% 6/20/44 (g)	235,000	235,450
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	86,596	88,544
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3207% 5/25/17 (g)	548,658	564,663
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (g)	452,136	467,785
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	1,633,333	23,047
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,304,164	33,868
Series 2003-H Class XA1, 1% 1/25/29 (e)(i)	1,851,599	27,463
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (j)	39,852	36,079
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	671,217	686,064
Series 2004-SL2 Class A1, 6.5% 10/25/16	92,590	94,902
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (e)(g)	43,809	44,561
Class B4, 4.07% 6/10/35 (e)(g)	38,941	39,603
Class B5, 4.67% 6/10/35 (e)(g)	29,206	29,827
Class B6, 5.17% 6/10/35 (e)(g)	14,603	14,955
Series 2004-B:
Class B4, 3.52% 2/10/36 (e)(g)	99,047	99,272
Class B5, 3.97% 2/10/36 (e)(g)	99,047	99,267
Class B6, 4.42% 2/10/36 (e)(g)	99,047	99,334
Series 2004-C:
Class B4, 3.37% 9/10/36 (g)	99,558	99,558
Class B5, 3.77% 9/10/36 (g)	99,558	99,558
Class B6, 4.17% 9/10/36 (g)	99,558	99,558
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	$ 4,466,669	$ 43,010
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	73,771	76,704
Series 2004-RA2 Class 2A, 7% 7/25/33	164,802	169,657
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.4556% 9/25/34 (g)	678,704	672,092
TOTAL PRIVATE SPONSOR		12,008,816
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	421	421
Series 2004-81 Class KD, 4.5% 4/25/17	1,050,000	1,052,793
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	1,390	1,392
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2498 Class PD, 5.5% 2/15/16	240,000	245,407
sequential pay Series 2750 Class ZT, 5% 2/15/34	382,082	352,061
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (g)	25,000	26,643
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	3,476,858	48,167
TOTAL U.S. GOVERNMENT AGENCY		1,726,884
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,755,755)		13,735,700
Commercial Mortgage Securities - 2.6%

Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 2.95% 11/15/15 (e)(g)	50,000	50,267
Class D, 3.03% 11/15/15 (e)(g)	80,000	80,533
Class F, 3.38% 11/15/15 (e)(g)	60,000	60,492
Class H, 3.88% 11/15/15 (e)(g)	50,000	50,413
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc. floater Series 2003-BBA2: - continued
Class J, 4.43% 11/15/15 (e)(g)	$ 55,000	$ 55,490
Class K, 5.08% 11/15/15 (e)(g)	50,000	50,483
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 2.89% 4/25/34 (e)(g)	362,416	361,312
Series 2004-2 Class A, 2.96% 8/25/34 (e)(g)	382,880	383,120
Series 2004-3:
Class A1, 2.9% 1/25/35 (e)(g)	347,518	347,681
Class A2, 2.95% 1/25/35 (e)(g)	49,645	49,684
Class M1, 3.03% 1/25/35 (e)(g)	49,645	49,645
Class M2, 3.53% 1/25/35 (e)(g)	49,645	49,645
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	4,015,224	266,983
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (e)(g)	141,689	141,723
Series 2004-ESA Class A2, 2.79% 5/14/16 (e)(g)	350,000	350,920
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	183,503
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	331,425
Class C, 4.937% 5/14/16 (e)	205,000	209,206
Class D, 4.986% 5/14/16 (e)	75,000	76,595
Class E, 5.064% 5/14/16 (e)	230,000	234,345
Class F, 5.182% 5/14/16 (e)	55,000	56,016
COMM floater Series 2002-FL7:
Class A2, 2.83% 11/15/14 (e)(g)	17,092	17,105
Class D, 3.05% 11/15/14 (e)(g)	125,000	125,291
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.88% 9/15/14 (e)(g)	105,000	105,079
Class D, 3.12% 9/15/14 (e)(g)	30,000	30,018
Class E, 3.18% 9/15/14 (e)(g)	45,000	45,055
Class F, 3.28% 9/15/14 (e)(g)	35,000	35,049
Class G, 3.46% 9/15/14 (e)(g)	80,000	80,124
Class H, 3.56% 9/15/14 (e)(g)	85,000	85,131
Class J, 4.08% 9/15/14 (e)(g)	30,000	30,046
Class K, 4.48% 9/15/14 (e)(g)	45,000	45,069
Class L, 4.68% 9/15/14 (e)(g)	35,000	34,998
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	$ 44,693	$ 45,792
Series 2003-TFLA Class G, 2.9433% 4/15/13 (e)(g)	105,000	102,098
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	755,751	801,775
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	58,994
Series 2003-36 Class C, 4.254% 2/16/31	55,000	54,705
Series 2003-47 Class C, 4.227% 10/16/27	105,000	104,229
Series 2003-59 Class D, 3.654% 10/16/27	115,000	110,099
Series 2003-47 Class XA, 0.2285% 6/16/43 (g)(i)	6,597,851	360,045
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	431,097
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,543
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	123,537
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	184,078
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	339,047	360,570
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,341
Class C4, 6.893% 5/15/16 (e)	500,000	564,278
Class E3, 7.253% 3/15/13 (e)	235,000	248,846
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	788,604
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(g)	1,000,000	1,019,412
Class 180B, 5.3979% 10/15/41 (e)(g)	500,000	501,595
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,159,696)		10,023,084
Foreign Government and Government Agency Obligations - 2.9%

Argentine Republic:
1.98% 8/3/12 (g)	205,000	175,378
15.5% 12/19/08 (b)	500,000	155,250
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	102,600
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	$ 707,473	$ 723,391
debt conversion bond 3.125% 4/15/12 (g)	79,412	75,889
par Z-L 6% 4/15/24	265,000	247,775
8.75% 2/4/25	25,000	24,653
10.5% 7/14/14	60,000	69,600
11% 8/17/40	450,000	520,650
12% 4/15/10	55,000	67,293
12.25% 3/6/30	95,000	122,550
12.75% 1/15/20	45,000	59,175
Central Bank of Nigeria promissory note 5.092% 1/5/10	45,654	43,111
Chilean Republic:
5.625% 7/23/07	100,000	104,188
7.125% 1/11/12	1,250,000	1,437,238
Colombian Republic:
10.75% 1/15/13	160,000	187,400
11.75% 2/25/20	95,000	120,413
Dominican Republic:
Brady 2.75% 8/30/09 (g)	129,166	117,541
9.04% 1/23/13 (e)	25,000	22,688
9.5% 9/27/06 (Reg. S)	15,000	14,588
Ecuador Republic:
8% 8/15/30 (Reg. S) (d)	15,000	13,935
12% 11/15/12 (Reg. S)	180,000	186,300
euro par 4.75% 2/28/25 (d)	5,000	3,413
Italian Republic 4.5% 1/21/15	1,415,000	1,414,533
Jamaican Government 10.625% 6/20/17	10,000	10,700
Korean Republic 4.875% 9/22/14	395,000	395,911
Lebanese Republic 5.88% 11/30/09 (e)(g)	45,000	45,056
Panamanian Republic:
Brady discount 2.6925% 7/17/26 (g)	25,000	22,625
9.625% 2/8/11	25,000	29,375
10.75% 5/15/20	35,000	45,500
Peruvian Republic:
9.125% 2/21/12	75,000	86,063
9.875% 2/6/15	45,000	53,888
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	44,325
8.375% 2/15/11	435,000	446,963
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Philippine Republic: - continued
9.875% 1/15/19	$ 145,000	$ 153,881
Russian Federation:
5% 3/31/30 (Reg. S) (d)	837,000	877,804
8.25% 3/31/10 (Reg. S)	25,000	27,500
12.75% 6/24/28 (Reg. S)	120,000	200,400
State of Israel 4.625% 6/15/13	20,000	19,513
Turkish Republic:
11% 1/14/13	230,000	290,950
11.75% 6/15/10	305,000	379,725
11.875% 1/15/30	25,000	35,750
Ukraine Government:
5.33% 8/5/09 (g)	100,000	107,880
7.65% 6/11/13 (Reg. S)	100,000	109,000
United Mexican States:
4.625% 10/8/08	160,000	161,600
5.875% 1/15/14	255,000	263,925
7.5% 1/14/12	100,000	114,150
7.5% 4/8/33	15,000	16,785
Uruguay Republic 7.25% 2/15/11	85,000	83,831
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (g)	250,000	230,625
3.6925% 4/20/11 (g)	60,000	54,000
9.25% 9/15/27	80,000	82,400
10.75% 9/19/13	265,000	306,473
13.625% 8/15/18	65,000	86,613
euro Brady par W-B 6.75% 3/31/20	250,000	246,563
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	67,140
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,297,015)		11,106,466
Common Stocks - 0.0%
	Shares
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	44,755
TOTAL COMMON STOCKS (Cost $36,503)		44,755
Sovereign Loan Participations - 0.0%
	Principal Amount	Value (Note 1)
Indonesian Republic loan participation:
- Credit Suisse First Boston 3.4375% 3/28/13 (g)	$ 121,371	$ 111,054
- Deutsche Bank:
0% 3/21/05 (g)	15,000	14,850
3.4375% 3/28/13 (g)	14,286	13,071
- Salomon Brothers 0% 3/21/05 (g)	15,000	14,850
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $146,292)		153,825
Fixed-Income Funds - 8.8%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $33,999,988)	341,900	34,029,307
Cash Equivalents - 17.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (k) (Cost $66,861,000)	$ 66,865,668	66,861,000
TOTAL INVESTMENT PORTFOLIO - 114.2% (Cost $437,982,968)		442,167,630
NET OTHER ASSETS - (14.2)%		(55,106,963)
NET ASSETS - 100%		$ 387,060,667
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 8,000,000	$ (41,313)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	5,000,000	(46,299)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	47,137
TOTAL INTEREST RATE SWAP		14,135,000	(40,475)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	1,000,000	12,959
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	145,000	405
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	355,000	1,058
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	2,000,000	17,183
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	1,000,000	2,798
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 1,000,000	$ 23,164
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	600,000	(1,427)
TOTAL TOTAL RETURN SWAP		6,100,000	56,140
		$ 20,235,000	$ 15,665
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,434,841 or 6.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$66,861,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 16,260,713
Bank of America, National Association	5,559,218
Barclays Capital Inc.	16,677,654
Countrywide Securities Corporation	1,250,824
Deutsche Bank Securities Inc.	694,902
Goldman, Sachs & Co.	4,169,414
Morgan Stanley & Co. Incorporated.	3,346,933
Societe Generale, New York Branch	1,528,785
UBS Securities LLC	9,728,632
Wachovia Capital Markets, LLC	6,254,120
WestLB AG	1,389,805
$ 66,861,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $66,861,000) (cost $437,982,968) - See accompanying schedule		$ 442,167,630
Cash		217,768
Receivable for investments sold		226,403
Receivable for fund shares sold		1,357,717
Interest receivable		2,986,343
Swap agreements, at value		15,665
Prepaid expenses		1,304
Receivable from investment adviser for expense reductions		2,675
Other receivables		675
Total assets		446,976,180

Liabilities
Payable for investments purchased Regular delivery	$ 1,022,161
Delayed delivery	58,168,258
Payable for fund shares redeemed	430,302
Distributions payable	41,128
Accrued management fee	133,678
Distribution fees payable	1,888
Other affiliated payables	66,621
Other payables and accrued expenses	51,477
Total liabilities		59,915,513

Net Assets		$ 387,060,667
Net Assets consist of:
Paid in capital		$ 380,694,276
Undistributed net investment income		238,838
Accumulated undistributed net realized gain (loss) on investments		1,927,226
Net unrealized appreciation (depreciation) on investments		4,200,327
Net Assets		$ 387,060,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,302,080 ÷ 122,302 shares)	$ 10.65

Maximum offering price per share (100/95.25 of $10.65)	$ 11.18
Class T: Net Asset Value and redemption price per share ($3,410,382 ÷ 320,610 shares)	$ 10.64

Maximum offering price per share (100/96.50 of $10.64)	$ 11.03
Class B: Net Asset Value and offering price per share ($1,017,627 ÷ 95,589 shares) A	$ 10.65

Class C: Net Asset Value and offering price per share ($490,258 ÷ 46,063 shares) A	$ 10.64

Fidelity Total Bond: Net Asset Value, offering price and redemption price per share ($380,733,872 ÷ 35,764,980 shares)	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,448 ÷ 10,002 shares)	$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 7,883,534

Expenses
Management fee	$ 767,543
Transfer agent fees	304,348
Distribution fees	4,223
Accounting fees and expenses	83,540
Non-interested trustees' compensation	1,054
Custodian fees and expenses	6,509
Registration fees	50,089
Audit	21,993
Legal	2,701
Miscellaneous	1,616
Total expenses before reductions	1,243,616
Expense reductions	(57,085)	1,186,531
Net investment income		6,697,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,608,201
Swap agreements	511,419
Total net realized gain (loss)		4,119,620
Change in net unrealized appreciation (depreciation) on: Investment securities	5,528,840
Swap agreements	(84,115)
Total change in net unrealized appreciation (depreciation)		5,444,725
Net gain (loss)		9,564,345
Net increase (decrease) in net assets resulting from operations		$ 16,261,348

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,697,003	$ 8,771,927
Net realized gain (loss)	4,119,620	937,699
Change in net unrealized appreciation (depreciation)	5,444,725	707,007
Net increase (decrease) in net assets resulting from operations	16,261,348	10,416,633
Distributions to shareholders from net investment income	(6,537,406)	(8,644,971)
Distributions to shareholders from net realized gain	(3,063,125)	(461,703)
Total distributions	(9,600,531)	(9,106,674)
Share transactions - net increase (decrease)	6,149,095	292,125,223
Total increase (decrease) in net assets	12,809,912	293,435,182

Net Assets
Beginning of period	374,250,755	80,815,573
End of period (including undistributed net investment income of $238,838 and undistributed net investment income of $79,241, respectively)	$ 387,060,667	$ 374,250,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.189	.046
Net realized and unrealized gain (loss)	.275	.145
Total from investment operations	.464	.191
Distributions from net investment income	(.184)	(.041)
Distributions from net realized gain	(.090)	-
Total distributions	(.274)	(.041)
Net asset value, end of period	$ 10.65	$ 10.46
Total Return B, C, D	4.47%	1.85%
Ratios to Average Net Assets G
Expenses before expense reductions	1.34% A	.87% A
Expenses net of voluntary waivers, if any	.80% A	.80% A
Expenses net of all reductions	.80% A	.80% A
Net investment income	3.52% A	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,302	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.183	.045
Net realized and unrealized gain (loss)	.266	.144
Total from investment operations	.449	.189
Distributions from net investment income	(.179)	(.039)
Distributions from net realized gain	(.090)	-
Total distributions	(.269)	(.039)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C, D	4.33%	1.84%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	.96% A
Expenses net of voluntary waivers, if any	.90% A	.90% A
Expenses net of all reductions	.90% A	.90% A
Net investment income	3.42% A	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.148	.036
Net realized and unrealized gain (loss)	.276	.145
Total from investment operations	.424	.181
Distributions from net investment income	(.144)	(.031)
Distributions from net realized gain	(.090)	-
Total distributions	(.234)	(.031)
Net asset value, end of period	$ 10.65	$ 10.46
Total Return B, C, D	4.08%	1.76%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06% A	1.62% A
Expenses net of voluntary waivers, if any	1.55% A	1.55% A
Expenses net of all reductions	1.55% A	1.55% A
Net investment income	2.78% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,018	$ 104
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.143	.035
Net realized and unrealized gain (loss)	.266	.145
Total from investment operations	.409	.180
Distributions from net investment income	(.139)	(.030)
Distributions from net realized gain	(.090)	-
Total distributions	(.229)	(.030)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C, D	3.93%	1.74%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78% A	1.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.65% A
Expenses net of all reductions	1.65% A	1.65% A
Net investment income	2.67% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 490	$ 142
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Total Bond

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.197	.340	.232
Net realized and unrealized gain (loss)	.276	.237	.269
Total from investment operations	.473	.577	.501
Distributions from net investment income	(.193)	(.337)	(.221)
Distributions from net realized gain	(.090)	(.060)	-
Total distributions	(.283)	(.397)	(.221)
Net asset value, end of period	$ 10.65	$ 10.46	$ 10.28
Total Return B, C	4.55%	5.68%	5.01%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.75%	1.01% A
Expenses net of voluntary waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income	3.68% A	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,734	$ 373,699	$ 80,816
Portfolio turnover rate	193% A	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 15, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.198	.048
Net realized and unrealized gain (loss)	.266	.145
Total from investment operations	.464	.193
Distributions from net investment income	(.194)	(.043)
Distributions from net realized gain	(.090)	-
Total distributions	(.284)	(.043)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C	4.47%	1.87%
Ratios to Average Net Assets F
Expenses before expense reductions	.63% A	.71% A
Expenses net of voluntary waivers, if any	.63% A	.65% A
Expenses net of all reductions	.63% A	.65% A
Net investment income	3.70% A	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Total Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,097,727
Unrealized depreciation	(1,235,053)
Net unrealized appreciation (depreciation)	$ 3,862,674
Cost for federal income tax purposes	$ 438,304,956

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,443,807 and $59,192,616, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 266	$ 71
Class T	0%	.25%	924	103
Class B	.65%	.25%	1,797	1,422
Class C	.75%	.25%	1,236	817
			$ 4,223	$ 2,413

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 773
Class T	325
Class B*	301
Class C*	3
$ 1,402

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Total Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,223	.68*
Class T	3,503	.94*
Class B	1,305	.65*
Class C	340	.27*
Fidelity Total Bond	297,914	.16*
Institutional Class	63	.12*
	$ 304,348

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $408,706 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.80%	$ 967
Class T	.90%	2,969
Class B	1.55%	1,012
Class C	1.65%	154
Fidelity Total Bond	.65%	49,801
		$ 54,903

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,182.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004 A
From net investment income
Class A	$ 5,765	$ 394
Class T	11,516	382
Class B	5,136	301
Class C	3,152	386
Fidelity Total Bond	6,509,930	8,643,095
Institutional Class	1,907	413
Total	$ 6,537,406	$ 8,644,971
From net realized gain
Class A	$ 1,770	$ -
Class T	2,706	-
Class B	2,453	-
Class C	2,151	-
Fidelity Total Bond	3,053,158	461,703
Institutional Class	887	-
Total	$ 3,063,125	$ 461,703

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to
July 31, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004 A	Six months ended January 31, 2005	Year ended July 31, 2004 A
Class A
Shares sold	112,536	9,699	$ 1,194,584	$ 100,000
Reinvestment of distributions	691	38	7,350	394
Shares redeemed	(662)	-	(7,038)	-
Net increase (decrease)	112,565	9,737	$ 1,194,896	$ 100,394
Class T
Shares sold	313,907	9,699	$ 3,329,175	$ 100,000
Reinvestment of distributions	1,332	37	14,165	382
Shares redeemed	(4,365)	-	(46,336)	-
Net increase (decrease)	310,874	9,736	$ 3,297,004	$ 100,382
Class B
Shares sold	91,008	9,950	$ 965,930	$ 102,625
Reinvestment of distributions	584	29	6,216	301
Shares redeemed	(5,982)	-	(63,673)	-
Net increase (decrease)	85,610	9,979	$ 908,473	$ 102,926
Class C
Shares sold	33,039	13,566	$ 351,226	$ 140,062
Reinvestment of distributions	489	37	5,195	386
Shares redeemed	(1,068)	-	(11,367)	-
Net increase (decrease)	32,460	13,603	$ 345,054	$ 140,448
Fidelity Total Bond
Shares sold	8,046,802	34,227,901	$ 85,580,201	$ 358,024,636
Reinvestment of distributions	863,154	845,761	9,182,971	8,865,286
Shares redeemed	(8,878,983)	(7,201,869)	(94,362,298)	(75,309,262)
Net increase (decrease)	30,973	27,871,793	$ 400,874	$ 291,580,660
Institutional Class
Shares sold	7	9,699	$ 75	$ 100,000
Reinvestment of distributions	263	40	2,794	413
Shares redeemed	(7)	-	(75)	-
Net increase (decrease)	263	9,739	$ 2,794	$ 100,413

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

Semiannual Report

Fidelity Ultra-Short Central Fund

January 31, 2005 (Unaudited)

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

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(U.K.) Inc.

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New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TBD-USAN-0305
1.789737.101

Fidelity® Ginnie Mae Fund

Fidelity Government
Income Fund

Fidelity Intermediate
Government Income Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ginnie Mae Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Ginnie Mae Fund
Actual	$ 1,000.00	$ 1,030.90	$ 3.02
HypotheticalA	$ 1,000.00	$ 1,022.23	$ 3.01
Government Income Fund
Actual	$ 1,000.00	$ 1,032.40	$ 3.12
HypotheticalA	$ 1,000.00	$ 1,022.13	$ 3.11
Intermediate Government Income Fund
Actual	$ 1,000.00	$ 1,019.40	$ 2.95
HypotheticalA	$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Ginnie Mae Fund	.59%
Government Income Fund	.61%
Intermediate Government Income Fund	.58%

Semiannual Report

Fidelity Ginnie Mae Fund

Investment Changes

Coupon Distribution as of January 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	2.1	2.4
4 - 4.99%	7.4	11.6
5 - 5.99%	38.7	38.9
6 - 6.99%	30.3	34.8
7 - 7.99%	6.8	9.3
8% and over	1.3	1.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2005
6 months ago
Years	4.2	6.1
Average years to maturity is based on the average time until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	2.5	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005		As of July 31, 2004
	Mortgage Securities* 84.2%		Mortgage Securities** 92.9%
	CMOs and Other Mortgage Related Securities 12.2%		CMOs and Other Mortgage Related Securities 12.8%
	Short-Term Investments and Net Other Assets 3.6%		Short-Term Investments and Net Other Assets*** (5.7)%
* GNMA Securities	87.7%	** GNMA Securities	84.5%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Ginnie Mae Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 84.2%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 6.0%
4.5% 6/1/33 to 10/1/33	$ 62,730	$ 61,334
5% 10/1/17 to 9/1/18	26,586	27,044
6.5% 10/1/17 to 3/1/34	57,499	60,250
6.5% 2/1/35 (a)	80,000	83,725
7% 11/1/16 to 3/1/17	3,301	3,495
7.5% 1/1/07 to 4/1/17	7,333	7,736
8.5% 12/1/27	692	764
9.5% 9/1/30	682	753
10.25% 10/1/18	71	78
11.5% 5/1/14 to 9/1/15	47	53
12.5% 11/1/13 to 7/1/16	140	158
13.25% 9/1/11	87	100
		245,490
Freddie Mac - 0.2%
5.5% 11/1/17	6,139	6,337
8.5% 6/1/08 to 6/1/25	109	117
9% 7/1/08 to 7/1/21	509	544
9.5% 7/1/30 to 8/1/30	189	208
9.75% 12/1/08 to 4/1/13	39	42
10% 1/1/09 to 11/1/20	980	1,073
10.25% 2/1/09 to 11/1/16	465	505
10.5% 5/1/10	9	10
11.25% 2/1/10	28	31
11.75% 11/1/11	16	17
12% 5/1/10 to 2/1/17	125	140
12.5% 11/1/12 to 5/1/15	183	206
13% 5/1/14 to 11/1/14	22	25
13.5% 1/1/13 to 12/1/14	8	9
		9,264
Government National Mortgage Association - 78.0%
3.5% 3/20/34	1,307	1,169
4% 11/20/33	1,921	1,815
4.5% 12/20/32 to 4/20/34	235,384	231,673
4.5% 9/20/34 (b)	9,774	9,807
5% 4/15/24 to 6/20/34	786,126	790,893
5% 2/1/35 (a)	277,238	278,203
5.5% 12/20/18 to 3/20/34	344,425	353,476
5.5% 2/1/35 (a)	180,000	184,444
6% 12/20/23 to 9/20/34	595,929	618,697
6.5% 4/15/23 to 11/20/34	375,958	395,598
7% 3/15/22 to 9/20/34	187,377	198,977
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
7.25% 9/15/27 to 12/15/30	$ 674	$ 721
7.5% 4/15/06 to 9/20/32	63,218	67,991
8% 4/15/06 to 7/15/32	25,112	27,275
8.5% 3/15/05 to 2/15/31	8,447	9,188
9% 5/15/08 to 6/15/30	3,571	3,996
9.5% 12/20/15 to 4/20/17	1,118	1,246
10.5% 1/15/14 to 9/15/19	1,001	1,113
13% 2/15/11 to 1/15/15	244	277
13.5% 7/15/10 to 1/15/15	49	56
		3,176,615
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,375,569)		3,431,369
Collateralized Mortgage Obligations - 9.6%

U.S. Government Agency - 9.6%
Fannie Mae target amortization class Series G94-2 Class D, 6.45% 1/25/24	7,962	8,215
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-8 Class QC, 5% 8/25/14	5,000	5,084
Series 2004-80 Class LD, 4% 1/25/19	20,000	19,482
sequential pay:
Series 2002-63 Class LA, 5.5% 10/25/16	4,438	4,517
Series 2003-1 Class HB, 5% 9/25/16	14,400	14,648
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	8,830	9,502
Series 2435 Class GD, 6.5% 2/15/30	1,324	1,327
Series 2535 Class IP, 6% 6/15/29 (c)	9,937	354
Series 40 Class K, 6.5% 8/17/24	2,300	2,452
sequential pay:
Series 2750 Class ZT, 5% 2/15/34	5,360	4,938
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,363
Series FHR 2809 Class UB, 4% 9/15/17	8,452	8,177
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	2,239	2,381
Series 2000-26 Class PK, 7.5% 9/20/30	7,947	8,254
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
planned amortization class:
Series 2000-5 Class PD, 7.5% 4/16/29	$ 1,519	$ 1,525
Series 2001-13 Class PC, 6.5% 12/20/28	5,208	5,255
Series 2001-45 Class GC, 6.5% 10/20/30	2,843	2,860
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,484
Class TA, 6% 12/20/30	1,879	1,889
Series 2001-60 Class PD, 6% 10/20/30	13,728	14,008
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,605
Series 2002-19 Class PE, 6% 10/20/30	11,705	11,735
Series 2002-4 Class TB, 6.5% 3/20/31	703	707
Series 2002-5 Class PD, 6.5% 5/16/31	28,058	28,659
Series 2003-12 Class IO, 5.5% 11/16/25 (c)	24,131	1,085
Series 2003-19:
Class IG, 5.5% 1/16/24 (c)	1,710	37
Class IL, 5.5% 12/16/25 (c)	3,318	168
Series 2003-20:
Class AI, 5.5% 6/16/22 (c)	4,254	15
Class BI, 5.5% 5/16/27 (c)	22,423	1,493
Series 2003-29:
Class IB, 5.5% 11/16/24 (c)	24,495	762
Class IG, 5.5% 11/16/24 (c)	3,682	131
Series 2003-31 Class PI, 5.5% 4/16/30 (c)	50,770	3,584
Series 2003-33 Class NI, 5.5% 2/16/26 (c)	44,208	1,562
Series 2003-34 Class IO, 5.5% 4/16/28 (c)	47,032	3,444
Series 2003-4 Class LI, 5.5% 7/16/27 (c)	19,546	1,188
Series 2003-7:
Class IN, 5.5% 1/16/28 (c)	36,858	2,647
Class IP, 5.5% 10/16/25 (c)	5,358	225
Series 2003-70 CLass LE, 5% 7/20/32	44,000	44,148
Series 2003-8 Class QI, 5.5% 1/16/27 (c)	4,039	205
Series 2004-19 Class DP, 5.5% 3/20/34	3,895	4,096
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	19,443
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	1,746	1,816
Series 1998-23 Class ZB, 6.5% 6/20/28	46,511	48,450
Series 2001-15 Class VB, 6.5% 4/20/19	14,104	14,362
Series 2002-29 Class SK, 8.25% 5/20/32 (b)	1,019	1,066
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
Series 2002-41:
Class HB, 6% 8/16/27	$ 92	$ 92
Class VD, 6% 4/16/13	8,274	8,508
Series 2002-49 Class ZH, 6.5% 2/20/31	29,665	30,138
Series 2002-54 Class GA, 6.5% 7/20/31	9,420	9,543
Series 2003-7 Class VP, 6% 11/20/13	6,517	6,861
Series 1995-6 Class Z, 7% 9/20/25	5,265	5,502
Series 2004-33 Class TA, 8/20/33 (d)	1,685	1,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,012)		389,652
Commercial Mortgage Securities - 2.6%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5293% 2/17/24 (b)	10,190	10,870
Series 1997-M1 Class N, 0.445% 10/17/36 (b)(c)	76,659	1,162
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9361% 1/17/38 (b)(c)	52,435	2,007
Series 1998-M4 Class N, 1.3454% 2/25/35 (b)(c)	30,910	1,227
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.5121% 9/16/41 (b)(c)	203,913	11,430
Series 2001-12 Class X, 1.2072% 7/16/40 (b)(c)	94,049	4,526
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 2.0316% 9/16/42 (b)(c)	140,519	12,109
Series 2002-62 Class IO, 2.0079% 8/16/42 (b)(c)	114,179	9,340
Series 2002-85 Class X, 2.2958% 3/16/42 (b)(c)	103,740	10,763
Series 2003-22 Class XA, 0.2391% 2/16/43 (b)(c)	284,190	18,850
Series 2003-36 Class XA, 0.2815% 3/16/43 (c)	318,256	20,774
Series 2003-47 Class XA, 0.2285% 6/16/43 (b)(c)	45,471	2,481
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $126,190)		105,539
Cash Equivalents - 14.8%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $603,700) (e)	$ 603,742	$ 603,700
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $4,503,471)		4,530,260
NET OTHER ASSETS - (11.2)%		(456,052)
NET ASSETS - 100%		$ 4,074,208
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(d) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(e) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$603,700,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$146,821
Bank of America, National Association	50,195
Barclays Capital Inc.	150,585
Countrywide Securities Corporation	11,294
Deutsche Bank Securities Inc.	6,274
Goldman, Sachs & Co.	37,646
Morgan Stanley & Co. Incorporated.	30,220
Societe Generale, New York Branch	13,804
UBS Securities LLC	87,842
Wachovia Capital Markets, LLC	56,470
WestLB AG	12,549
$ 603,700
Income Tax Information
At July 31, 2004, the fund had a capital loss carryforward of approximately $8,344,000 all of which will expire on July 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $603,700) (cost $4,503,471) - See accompanying schedule		$ 4,530,260
Commitment to sell securities on a delayed delivery basis	$ (84,200)
Receivable for securities sold on a delayed delivery basis	84,231	31
Receivable for investments sold, regular delivery		72,491
Receivable for fund shares sold		7,282
Interest receivable		18,577
Prepaid expenses		14
Other affiliated receivables		8
Total assets		4,628,663

Liabilities
Payable for investments purchased on a delayed delivery basis	546,291
Payable for fund shares redeemed	4,624
Distributions payable	1,469
Accrued management fee	1,431
Other affiliated payables	557
Other payables and accrued expenses	83
Total liabilities		554,455

Net Assets		$ 4,074,208
Net Assets consist of:
Paid in capital		$ 4,038,412
Undistributed net investment income		2,805
Accumulated undistributed net realized gain (loss) on investments		6,171
Net unrealized appreciation (depreciation) on investments		26,820
Net Assets, for 366,585 shares outstanding		$ 4,074,208
Net Asset Value, offering price and redemption price per share ($4,074,208 ÷ 366,585 shares)		$ 11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 95,038

Expenses
Management fee	$ 8,595
Transfer agent fees	2,476
Accounting fees and expenses	582
Non-interested trustees' compensation	12
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	199
Registration fees	47
Audit	55
Legal	6
Miscellaneous	20
Total expenses before reductions	11,993
Expense reductions	(6)	11,987
Net investment income		83,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		18,426
Change in net unrealized appreciation (depreciation) on: Investment securities	22,228
Delayed delivery commitments	646
Total change in net unrealized appreciation (depreciation)		22,874
Net gain (loss)		41,300
Net increase (decrease) in net assets resulting from operations		$ 124,351

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 83,051	$ 163,025
Net realized gain (loss)	18,426	(684)
Change in net unrealized appreciation (depreciation)	22,874	16,509
Net increase (decrease) in net assets resulting from operations	124,351	178,850
Distributions to shareholders from net investment income	(83,147)	(155,883)
Distributions to shareholders from net realized gain	-	(36,640)
Total distributions	(83,147)	(192,523)
Share transactions Proceeds from sales of shares	410,079	622,507
Reinvestment of distributions	73,455	171,102
Cost of shares redeemed	(427,549)	(2,409,367)
Net increase (decrease) in net assets resulting from share transactions	55,985	(1,615,758)
Total increase (decrease) in net assets	97,189	(1,629,431)

Net Assets
Beginning of period	3,977,019	5,606,450
End of period (including undistributed net investment income of $2,805 and undistributed net investment income of $2,901, respectively)	$ 4,074,208	$ 3,977,019
Other Information Shares
Sold	36,958	56,098
Issued in reinvestment of distributions	6,620	15,437
Redeemed	(38,543)	(217,505)
Net increase (decrease)	5,035	(145,970)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 11.05	$ 11.11	$ 10.91	$ 10.42	$ 10.46
Income from Investment Operations
Net investment income D	.228	.404	.364	.563 F	.684	.691
Net realized and unrealized gain (loss)	.110	.027	(.029)	.225 F	.487	(.043)
Total from investment operations	.338	.431	.335	.788	1.171	.648
Distributions from net investment income	(.228)	(.391)	(.395)	(.588)	(.681)	(.688)
Distributions from net realized gain	-	(.090)	-	-	-	-
Total distributions	(.228)	(.481)	(.395)	(.588)	(.681)	(.688)
Net asset value, end of period	$ 11.11	$ 11.00	$ 11.05	$ 11.11	$ 10.91	$ 10.42
Total Return B, C	3.09%	3.96%	3.02%	7.42%	11.55%	6.42%
Ratios to Average Net Assets E
Expenses before expense reductions	.59% A	.60%	.57%	.60%	.63%	.63%
Expenses net of voluntary waivers, if any	.59% A	.60%	.57%	.60%	.62%	.63%
Expenses net of all reductions	.59% A	.60%	.57%	.60%	.62%	.63%
Net investment income	4.07% A	3.64%	3.25%	5.15% F	6.40%	6.67%
Supplemental Data
Net assets, end of period (in millions)	$ 4,074	$ 3,977	$ 5,606	$ 5,743	$ 2,836	$ 1,706
Portfolio turnover rate	97% A	155%	262%	327%	120%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	2.9	3.0
2 - 2.99%	18.7	11.4
3 - 3.99%	21.0	21.9
4 - 4.99%	12.3	8.4
5 - 5.99%	16.7	20.4
6 - 6.99%	8.2	9.7
7 - 7.99%	1.5	1.9
8% and over	4.8	5.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2005
6 months ago
Years	6.0	6.3
Average years to maturity is based on the average time until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	4.2	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Mortgage Securities 13.7%		Mortgage Securities 13.9%
	CMOs and Other Mortgage Related Securities 6.3%		CMOs and Other Mortgage Related Securities 6.7%
	U.S. Treasury Obligations 40.1%		U.S. Treasury Obligations 33.4%
	U.S. Government Agency Obligations 31.5%		U.S. Government Agency Obligations 36.8%
	Short-Term Investments and Net Other Assets 8.4%		Short-Term Investments and Net Other Assets 9.2%
* Futures and Swaps	1.5%	** Futures and Swaps	0.0%

Semiannual Report

Fidelity Government Income Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 71.6%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 31.5%
Fannie Mae:
2.375% 12/15/05	$ 80,000	$ 79,492
2.625% 11/15/06	45,430	44,811
3.25% 1/15/08	82,700	81,691
3.25% 2/15/09	150,085	146,594
3.875% 2/15/10	80,055	79,404
4.625% 10/15/14	30,000	30,356
5.125% 1/2/14	65,000	66,970
5.5% 3/15/11	66,695	71,356
6.25% 2/1/11	19,445	21,313
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	22,233	22,715
Federal Home Loan Bank:
1.5% 8/19/05	62,125	61,657
5.8% 9/2/08	13,440	14,308
Financing Corp. - coupon STRIPS 0% 8/3/05	1,989	1,960
Freddie Mac:
2.375% 4/15/06	133,000	131,613
2.75% 10/15/06	41,290	40,855
2.875% 12/15/06	57,480	56,906
3.625% 9/15/08	14,060	13,990
4.5% 1/15/14	73,400	73,743
5.5% 9/15/11	1,240	1,330
5.875% 3/21/11	34,550	37,269
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,570	2,701
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-A, 7.12% 4/15/06	2,513	2,579
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1994-B, 7.5% 1/26/06	1,700	1,771
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1998-196A, 5.926% 6/15/05	1,720	1,738
6.77% 11/15/13	5,746	6,321
6.99% 5/21/16	17,853	20,262
Private Export Funding Corp.:
secured:
5.34% 3/15/06	21,700	22,196
5.66% 9/15/11 (a)	11,160	12,014
5.685% 5/15/12	16,815	18,220
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
secured:
6.49% 7/15/07	$ 5,000	$ 5,315
6.67% 9/15/09	2,120	2,357
7.17% 5/15/07	8,500	9,124
3.375% 2/15/09	3,565	3,501
4.974% 8/15/13 (b)(c)	19,765	20,531
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	8,814	8,919
Series 2002-20K Class 1, 5.08% 11/1/22	4,509	4,629
Series 2003 P10B, 5.136% 8/10/13	14,475	14,761
Series 2004-20H Class 1, 5.17% 8/1/24	3,971	4,085
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	110,500	119,392
5.89% 8/15/05	29,600	29,990
6.6% 2/15/08	31,257	32,438
6.8% 2/15/12	18,000	20,184
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	9,300	9,632
5.96% 8/1/09	9,930	10,497
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,246	1,305
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,462,795
U.S. Treasury Inflation Protected Obligations - 8.4%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	203,113	267,356
U.S. Treasury Inflation-Indexed Notes 1.875% 7/15/13	77,994	80,090
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14	40,530	41,900
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		389,346
U.S. Treasury Obligations - 31.7%
U.S. Treasury Bonds:
6.125% 8/15/29	60,000	72,764
8% 11/15/21	142,000	198,684
U.S. Treasury Notes:
2.5% 5/31/06	31,385	31,148
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 11/15/06	$ 40,000	$ 39,583
2.75% 7/31/06	461,550	458,955
3.375% 12/15/08	20,240	20,106
3.375% 9/15/09	65,904	65,078
3.625% 7/15/09	344,428	344,091
4% 11/15/12	14,010	14,023
4.25% 8/15/13	40,825	41,326
4.25% 11/15/13	15,000	15,165
4.75% 5/15/14	152,755	160,088
5% 8/15/11	8,030	8,543
TOTAL U.S. TREASURY OBLIGATIONS		1,469,554
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,271,328)		3,321,695
U.S. Government Agency - Mortgage Securities - 13.7%

Fannie Mae - 13.0%
3.737% 1/1/35 (d)	1,287	1,288
3.827% 12/1/34 (d)	275	275
3.83% 1/1/35 (d)	900	901
3.836% 6/1/33 (d)	632	631
3.878% 6/1/33 (d)	3,822	3,821
3.913% 12/1/34 (d)	775	778
3.939% 10/1/34 (d)	1,167	1,176
3.971% 11/1/34 (d)	1,682	1,697
3.98% 1/1/35 (d)	1,150	1,156
3.987% 12/1/34 (d)	1,062	1,071
4% 10/1/18 to 4/1/19	7,074	6,934
4% 2/1/20 (b)	109,739	107,270
4% 1/1/35 (d)	725	730
4.017% 12/1/34 (d)	5,950	5,919
4.021% 12/1/34 (d)	875	879
4.025% 1/1/35 (d)	1,575	1,584
4.029% 1/1/35 (d)	375	377
4.038% 12/1/34 (d)	561	569
4.048% 1/1/35 (d)	750	754
4.052% 2/1/35 (d)	750	755
4.072% 12/1/34 (d)	1,499	1,526
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.105% 1/1/35 (d)	$ 1,608	$ 1,623
4.118% 1/1/35 (d)	1,715	1,727
4.118% 2/1/35 (d)	525	529
4.12% 2/1/35 (d)	1,450	1,461
4.127% 1/1/35 (d)	1,646	1,658
4.128% 2/1/35 (d)	2,975	2,996
4.145% 2/1/35 (d)	1,825	1,817
4.17% 11/1/34 (d)	1,493	1,505
4.197% 1/1/35 (d)	1,375	1,388
4.2% 1/1/35 (d)	3,272	3,303
4.23% 11/1/34 (d)	489	494
4.324% 12/1/34 (d)	550	559
4.437% 11/1/34 (d)	13,659	13,939
4.551% 8/1/34 (d)	1,953	2,007
4.826% 1/1/35 (d)	2,795	2,786
5% 12/1/15 to 11/1/34	54,304	54,209
5% 2/1/35 (b)	145,000	144,456
5.5% 5/1/09 to 3/1/34	126,095	129,142
5.5% 2/1/20 (b)	23,330	24,059
6% 9/1/17 to 7/1/20	20,481	21,443
6.5% 1/1/13 to 6/1/34	30,737	32,345
6.5% 2/1/20 (b)	6,492	6,867
7% 7/1/13 to 6/1/32	4,862	5,161
7.5% 8/1/10 to 10/1/15	338	358
8% 1/1/22	117	124
8.5% 1/1/15 to 4/1/16	1,112	1,183
9% 5/1/14	1,017	1,092
9.5% 11/15/09 to 10/1/20	1,689	1,875
10% 8/1/10	34	36
11% 3/1/10	7	8
11.5% 6/15/19 to 1/15/21	2,772	3,106
		603,347
Freddie Mac - 0.4%
4.232% 1/1/35 (d)	1,460	1,472
4.364% 1/1/35 (d)	3,250	3,282
4.985% 8/1/33 (d)	650	665
5% 1/1/09 to 6/1/09	978	995
5% 2/1/35 (b)	8,848	8,823
7% 4/1/11	6	6
7.5% 7/1/10 to 5/1/16	3,291	3,498
8% 1/1/10 to 6/1/11	79	82
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
8.5% 8/1/08 to 12/1/25	$ 322	$ 345
9% 8/1/09 to 12/1/10	129	137
9.75% 8/1/14	301	330
		19,635
Government National Mortgage Association - 0.3%
6% 7/15/08 to 12/15/10	7,104	7,403
6.5% 5/15/28 to 11/15/32	2,040	2,147
7% 10/15/26 to 8/15/32	111	118
7.5% 3/15/28 to 8/15/28	182	196
8% 11/15/06 to 12/15/23	1,684	1,841
8.5% 10/15/08 to 2/15/31	128	135
9.5% 2/15/25	2	2
		11,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $630,730)		634,824
Collateralized Mortgage Obligations - 6.3%

U.S. Government Agency - 6.3%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	6,862	6,991
Series 1993-160 Class PK, 6.5% 11/25/22	4,714	4,737
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,626
Series 1994-23 Class PG, 6% 4/25/23	9,565	9,855
Series 1994-27 Class PJ, 6.5% 6/25/23	5,026	5,112
Series 1994-50 Class PJ, 6.5% 8/25/23	17,000	17,514
Series 1996-28 Class PK, 6.5% 7/25/25	3,430	3,658
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	6,276	6,485
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	32,777	33,457
Series 2002-8 Class PD, 6.5% 7/25/30	5,219	5,272
Series 2002-50 Class LE, 7% 12/25/29	1,397	1,417
Freddie Mac:
planned amortization class:
Series 1413 Class J, 4% 11/15/07	3,211	3,221
Series 2351 Class PX, 6.5% 7/15/30	414	416
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	$ 3,043	$ 3,178
Series 2516 Class AH, 5% 1/15/16	1,848	1,873
Freddie Mac Manufactured Housing participation certificates guaranteed:
planned amortization class Series 1681 Class PJ, 7% 12/15/23	9,200	9,646
Series 1560 Class PN, 7% 12/15/12	14,266	14,855
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Class 2325 Class PL, 7% 1/15/31	5,566	5,672
Series 1614 Class L, 6.5% 7/15/23	8,138	8,487
Series 1727 Class H, 6.5% 8/15/23	12,200	12,403
Series 2368 Class PQ, 6.5% 8/15/30	380	380
Series 2435 Class GD, 6.5% 2/15/30	1,271	1,274
Series 2461 Class PG, 6.5% 1/15/31	4,027	4,112
Series 2473 Class JB, 5.5% 2/15/29	539	539
Series 2557 Class MA, 4.5% 7/15/16	1,134	1,135
Series 2690 Class TB, 4.5% 12/15/17	8,366	8,434
Series 2760 Class EC, 4.5% 4/15/17	8,098	8,039
Series 2763 Class PD, 4.5% 12/15/17	10,150	10,149
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,528
Series 2780 Class OC, 4.5% 3/15/17	4,980	5,004
Series 2828 Class JA, 4.5% 1/15/10	9,404	9,502
Series 2831 Class PB, 5% 7/15/19	4,945	5,004
Series 2885 Class PC, 4.5% 3/15/18	6,515	6,537
sequential pay:
Series 2448 Class XB, 6.5% 10/15/29	3,460	3,462
Series 2866 Class N, 4.5% 12/15/18	5,873	5,983
Series 2769 Class BU, 5% 3/15/34	8,653	8,561
target amortization class Series 2156 Class TC, 6.25% 5/15/29	11,764	12,176
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	10,722	11,207
Series 2001-53 Class TA, 6% 12/20/30	995	1,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $291,805)		291,901
Cash Equivalents - 14.8%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $686,883) (f)	$ 686,931	$ 686,883
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $4,880,746)		4,935,303
NET OTHER ASSETS - (6.4)%		(294,888)
NET ASSETS - 100%		$ 4,640,415
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 68,735	$ (718)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,014,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$686,883,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$167,051
Bank of America, National Association	57,111
Barclays Capital Inc.	171,335
Countrywide Securities Corporation	12,850
Deutsche Bank Securities Inc.	7,139
Goldman, Sachs & Co.	42,834
Morgan Stanley & Co. Incorporated.	34,384
Societe Generale, New York Branch	15,706
UBS Securities LLC	99,945
Wachovia Capital Markets, LLC	64,250
WestLB AG	14,278
$ 686,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $686,883) (cost $4,880,746) - See accompanying schedule		$ 4,935,303
Cash		1
Receivable for investments sold Regular delivery		12
Delayed delivery		3,020
Receivable for fund shares sold		6,992
Interest receivable		31,070
Prepaid expenses		15
Total assets		4,976,413

Liabilities
Payable for investments purchased Regular delivery	$ 15,846
Delayed delivery	314,788
Payable for fund shares redeemed	1,956
Distributions payable	239
Swap agreements, at value	718
Accrued management fee	1,614
Other affiliated payables	676
Other payables and accrued expenses	161
Total liabilities		335,998

Net Assets		$ 4,640,415
Net Assets consist of:
Paid in capital		$ 4,599,458
Undistributed net investment income		3,817
Accumulated undistributed net realized gain (loss) on investments		(16,699)
Net unrealized appreciation (depreciation) on investments		53,839
Net Assets, for 452,498 shares outstanding		$ 4,640,415
Net Asset Value, offering price and redemption price per share ($4,640,415 ÷ 452,498 shares)		$ 10.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 79,777

Expenses
Management fee	$ 9,306
Transfer agent fees	3,422
Accounting fees and expenses	592
Non-interested trustees' compensation	13
Custodian fees and expenses	65
Registration fees	24
Audit	34
Legal	5
Total expenses before reductions	13,461
Expense reductions	(50)	13,411
Net investment income		66,366
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(734)
Swap agreements	369
Total net realized gain (loss)		(365)
Change in net unrealized appreciation (depreciation) on: Investment securities	71,233
Swap agreements	(718)
Total change in net unrealized appreciation (depreciation)		70,515
Net gain (loss)		70,150
Net increase (decrease) in net assets resulting from operations		$ 136,516

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 66,366	$ 118,290
Net realized gain (loss)	(365)	14,478
Change in net unrealized appreciation (depreciation)	70,515	24,630
Net increase (decrease) in net assets resulting from operations	136,516	157,398
Distributions to shareholders from net investment income	(69,081)	(116,019)
Distributions to shareholders from net realized gain	(15,082)	(56,842)
Total distributions	(84,163)	(172,861)
Share transactions Proceeds from sales of shares	627,283	1,202,777
Reinvestment of distributions	82,405	168,396
Cost of shares redeemed	(289,766)	(809,223)
Net increase (decrease) in net assets resulting from share transactions	419,922	561,950
Total increase (decrease) in net assets	472,275	546,487

Net Assets
Beginning of period	4,168,140	3,621,653
End of period (including undistributed net investment income of $3,817 and undistributed net investment income of $6,532, respectively)	$ 4,640,415	$ 4,168,140
Other Information Shares
Sold	61,166	117,744
Issued in reinvestment of distributions	8,030	16,526
Redeemed	(28,251)	(79,300)
Net increase (decrease)	40,945	54,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.13	$ 10.16	$ 10.30	$ 9.98	$ 9.49	$ 9.54
Income from Investment Operations
Net investment income D	.155	.307	.374	.452 F	.577	.592
Net realized and unrealized gain (loss)	.171	.124	(.014)	.335 F	.525	(.059)
Total from investment operations	.326	.431	.360	.787	1.102	.533
Distributions from net investment income	(.161)	(.301)	(.370)	(.467)	(.612)	(.583)
Distributions from net realized gain	(.035)	(.160)	(.130)	-	-	-
Total distributions	(.196)	(.461)	(.500)	(.467)	(.612)	(.583)
Net asset value, end of period	$ 10.26	$ 10.13	$ 10.16	$ 10.30	$ 9.98	$ 9.49
Total Return B, C	3.24%	4.30%	3.45%	8.08%	11.92%	5.81%
Ratios to Average Net Assets E
Expenses before expense reductions	.61% A	.63%	.65%	.69%	.61%	.66%
Expenses net of voluntary waivers, if any	.61% A	.63%	.65%	.69%	.61%	.66%
Expenses net of all reductions	.61% A	.63%	.65%	.68%	.60%	.65%
Net investment income	3.01% A	3.01%	3.56%	4.50% F	5.91%	6.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,640	$ 4,168	$ 3,622	$ 2,920	$ 2,154	$ 1,421
Portfolio turnover rate	122% A	224%	253%	284%	214%	131%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Investment Changes

Coupon Distribution as of January 31, 2005
	% of fund's investments	% of fund's investments 6 months ago
Less than 2%	0.0	1.3
2 - 2.99%	25.3	21.0
3 - 3.99%	16.5	6.0
4 - 4.99%	9.8	7.9
5 - 5.99%	26.2	29.1
6 - 6.99%	14.8	22.2
7% and over	3.4	3.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of January 31, 2005
6 months ago
Years	4.1	4.1
Average years to maturity is based on the average time until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	3.2	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Mortgage Securities 8.4%		Mortgage Securities 7.3%
	CMOs and Other Mortgage Related Securities 5.5%		CMOs and Other Mortgage Related Securities 6.0%
	U.S. Treasury Obligations 34.0%		U.S. Treasury Obligations 29.9%
	U.S. Government Agency Obligations 51.1%		U.S. Government Agency Obligations 52.2%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 4.6%
* Futures and Swaps	1.9%	** Futures and Swaps	0.0%

Semiannual Report

Fidelity Intermediate Government Income Fund

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 85.1%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 51.1%
Fannie Mae:
2.375% 12/15/05	$ 20,000	$ 19,873
2.5% 6/15/06	7,375	7,296
2.625% 11/15/06	11,930	11,768
3.25% 1/15/08	11,570	11,429
4.625% 10/15/14	20,000	20,238
5.125% 1/2/14	16,000	16,485
5.5% 3/15/11	33,295	35,622
6% 5/15/11	55,860	61,326
6.25% 2/1/11	1,285	1,408
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	7,000	7,152
Federal Farm Credit Bank 9.15% 2/14/05	500	501
Federal Home Loan Bank:
5.8% 9/2/08	16,625	17,698
6.75% 4/10/06	1,000	1,041
Freddie Mac:
2.375% 4/15/06	67,125	66,425
2.75% 10/15/06	28,780	28,477
2.875% 12/15/06	40,070	39,670
3.625% 9/15/08	17,391	17,305
4.375% 2/4/10	27,660	27,726
5.5% 9/15/11	1,000	1,073
5.875% 3/21/11	1,075	1,160
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	3,023	3,177
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank) Series 1993-D, 5.23% 5/15/05	74	74
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export- Import Bank):
Series 1994-A, 7.39% 6/26/06	1,500	1,554
Series 1994-B, 7.5% 1/26/06	136	142
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,087	2,264
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (a)	9,000	9,689
5.685% 5/15/12	3,915	4,242
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
3.375% 2/15/09	$ 745	$ 732
4.974% 8/15/13 (b)(c)	4,010	4,165
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	920	946
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.89% 8/15/05	5,815	5,892
6.6% 2/15/08	18,370	19,064
6.8% 2/15/12	7,500	8,410
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	10,000	10,357
6.06% 8/1/10	10,000	10,639
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	1,287	1,348
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		476,368
U.S. Treasury Inflation Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	15,199	16,352
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	20,674	21,388
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		37,740
U.S. Treasury Obligations - 29.9%
U.S. Treasury Notes:
2.75% 7/31/06	21,650	21,528
3.375% 9/15/09	1,243	1,227
3.625% 7/15/09	118,981	118,865
4% 11/15/12	3,265	3,268
4.25% 8/15/13	575	582
5.625% 5/15/08	125,116	133,391
TOTAL U.S. TREASURY OBLIGATIONS		278,861
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $791,909)		792,969
U.S. Government Agency - Mortgage Securities - 8.4%
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 7.0%
3.737% 1/1/35 (d)	$ 269	$ 270
3.827% 12/1/34 (d)	50	50
3.83% 1/1/35 (d)	200	200
3.836% 6/1/33 (d)	133	133
3.878% 6/1/33 (d)	813	812
3.913% 12/1/34 (d)	175	176
3.939% 10/1/34 (d)	243	245
3.971% 11/1/34 (d)	358	361
3.98% 1/1/35 (d)	250	251
3.987% 12/1/34 (d)	221	223
4% 2/1/20 (b)	20,000	19,550
4% 1/1/35 (d)	150	151
4.017% 12/1/34 (d)	1,200	1,194
4.021% 12/1/34 (d)	175	176
4.025% 1/1/35 (d)	325	327
4.029% 1/1/35 (d)	75	75
4.038% 12/1/34 (d)	122	124
4.048% 1/1/35 (d)	150	151
4.052% 2/1/35 (d)	150	151
4.072% 12/1/34 (d)	325	331
4.105% 1/1/35 (d)	346	350
4.118% 1/1/35 (d)	345	347
4.118% 2/1/35 (d)	100	101
4.12% 2/1/35 (d)	300	302
4.127% 1/1/35 (d)	349	352
4.128% 2/1/35 (d)	600	604
4.145% 2/1/35 (d)	375	373
4.17% 11/1/34 (d)	299	301
4.197% 1/1/35 (d)	275	278
4.2% 1/1/35 (d)	669	676
4.23% 11/1/34 (d)	111	112
4.324% 12/1/34 (d)	125	127
4.437% 11/1/34 (d)	2,961	3,022
4.551% 8/1/34 (d)	409	420
4.826% 1/1/35 (d)	570	568
5.5% 1/1/09 to 11/1/17	8,427	8,701
6% 10/1/08 to 11/1/17	5,238	5,461
6.5% 4/1/16 to 11/1/33	8,046	8,455
6.5% 2/1/20 (b)	4,939	5,224
7% 7/1/10 to 9/1/31	977	1,035
9% 2/1/13	281	308
9.5% 11/15/09	395	432
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
10.25% 10/1/09 to 10/1/18	$ 44	$ 49
11% 8/1/10 to 1/1/16	740	825
11.25% 5/1/14 to 1/1/16	100	112
11.5% 9/1/11 to 6/15/19	487	546
12.25% 7/1/12 to 9/1/13	63	70
12.5% 3/1/12 to 7/1/16	414	466
12.75% 10/1/11 to 6/1/15	218	248
13% 7/1/13 to 7/1/15	170	192
13.25% 9/1/11	141	163
13.5% 11/1/14 to 12/1/14	18	21
15% 4/1/12	4	5
		65,197
Freddie Mac - 1.1%
4.232% 1/1/35 (d)	937	945
4.985% 8/1/33 (d)	150	154
5% 2/1/35 (b)	2,826	2,818
6.5% 5/1/08	158	165
8.5% 6/1/14 to 6/1/17	208	218
9% 11/1/09 to 8/1/16	92	99
9.5% 7/1/16 to 8/1/21	665	737
10% 7/1/09 to 3/1/21	1,377	1,504
10.5% 9/1/09 to 5/1/21	186	204
11% 2/1/11 to 9/1/20	95	106
11.25% 2/1/10 to 10/1/14	159	176
11.5% 10/1/15 to 8/1/19	170	190
11.75% 11/1/11 to 7/1/15	23	26
12% 10/1/09 to 11/1/19	276	307
12.25% 8/1/11 to 8/1/15	166	186
12.5% 10/1/09 to 6/1/19	1,509	1,696
12.75% 2/1/10 to 10/1/10	13	15
13% 9/1/10 to 5/1/17	248	281
13.25% 11/1/10 to 12/1/14	52	59
13.5% 11/1/10 to 12/1/13	87	97
14% 11/1/12 to 4/1/16	11	13
14.5% 12/1/10	2	3
14.75% 3/1/10	4	4
16.25% 7/1/11	2	2
		10,005
Government National Mortgage Association - 0.3%
8% 9/15/06 to 12/15/23	1,010	1,098
8.5% 6/15/16 to 2/15/17	14	15
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
10.5% 9/15/15 to 10/15/21	$ 1,358	$ 1,513
10.75% 12/15/09 to 3/15/10	25	28
11% 7/20/15 to 1/20/21	73	81
12.5% 12/15/10	2	3
13% 1/15/11 to 3/15/14	146	166
13.25% 8/15/14	12	13
13.5% 5/15/10 to 12/15/14	82	93
14% 6/15/11	9	10
16% 4/15/13	28	32
17% 12/15/11	3	3
		3,055
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $77,020)		78,257
Collateralized Mortgage Obligations - 5.5%

U.S. Government Agency - 5.5%
Fannie Mae:
floater Series 1994-42 Class FK, 3.7% 4/25/24 (d)	6,654	6,424
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	158	167
Series 1994-12 Class PH, 6.25% 1/25/09	2,437	2,514
sequential pay Series 1993-238 Class C, 6.5% 12/25/08	10,427	10,716
Fannie Mae guaranteed REMIC pass thru certificates:
floater Series 2002-74 Class FV, 2.98% 11/25/32 (d)	7,265	7,312
planned amortization class Series 2002-11 Class QB, 5.5% 3/25/15	1,165	1,180
Series 2002-50 Class LE, 7% 12/25/29	374	379
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2526 Class FC, 2.88% 11/15/32 (d)	2,904	2,921
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	4,867	4,953
Series 2473 Class JB, 5.5% 2/15/29	205	205
Series 2707 Class QD, 4.5% 5/15/17	3,565	3,561
Series 2828 Class JA, 4.5% 1/15/10	1,900	1,920
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	$ 4,948	$ 5,272
Series 2866 Class N, 4.5% 12/15/18	1,340	1,365
Series 2769 Class BU, 5% 3/15/34	2,113	2,090
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	388	390
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,051)		51,369
Cash Equivalents - 4.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (Cost $38,161)	$ 38,164	38,161
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $959,141)		960,756
NET OTHER ASSETS - (3.1)%		(29,019)
NET ASSETS - 100%		$ 931,737
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.0037% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2007	$ 18,045	$ (188)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,689,000 or 1.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At July 31, 2004, the fund had a capital loss carryforward of approximately $26,658,000 of which $3,975,000, $11,910,000, $7,507,000 and $3,266,000 will expire on July 31, 2005, 2008, 2009 and 2012, respectively. Of the loss carryforwards expiring on July 31, 2005, $702,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $38,161) (cost $959,141) - See accompanying schedule		$ 960,756
Receivable for investments sold Regular delivery		120
Delayed delivery		615
Receivable for fund shares sold		333
Interest receivable		8,565
Prepaid expenses		3
Total assets		970,392

Liabilities
Payable for investments purchased Regular delivery	$ 3,133
Delayed delivery	32,470
Payable for fund shares redeemed	2,023
Distributions payable	355
Swap agreements, at value	188
Accrued management fee	331
Other affiliated payables	122
Other payables and accrued expenses	33
Total liabilities		38,655

Net Assets		$ 931,737
Net Assets consist of:
Paid in capital		$ 958,008
Undistributed net investment income		917
Accumulated undistributed net realized gain (loss) on investments		(28,615)
Net unrealized appreciation (depreciation) on investments		1,427
Net Assets, for 91,166 shares outstanding		$ 931,737
Net Asset Value, offering price and redemption price per share ($931,737 ÷ 91,166 shares)		$ 10.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 17,622
Security lending		25
Total income		17,647

Expenses
Management fee	$ 2,040
Transfer agent fees	608
Accounting and security lending fees	99
Non-interested trustees' compensation	3
Custodian fees and expenses	26
Registration fees	19
Audit	30
Total expenses		2,825
Net investment income		14,822
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,904
Swap agreements	171
Total net realized gain (loss)		2,075
Change in net unrealized appreciation (depreciation) on: Investment securities	1,689
Swap agreements	(188)
Total change in net unrealized appreciation (depreciation)		1,501
Net gain (loss)		3,576
Net increase (decrease) in net assets resulting from operations		$ 18,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,822	$ 29,283
Net realized gain (loss)	2,075	(4,178)
Change in net unrealized appreciation (depreciation)	1,501	7,091
Net increase (decrease) in net assets resulting from operations	18,398	32,196
Distributions to shareholders from net investment income	(14,651)	(29,700)
Share transactions Proceeds from sales of shares	52,231	161,283
Reinvestment of distributions	12,532	25,722
Cost of shares redeemed	(99,827)	(509,767)
Net increase (decrease) in net assets resulting from share transactions	(35,064)	(322,762)
Total increase (decrease) in net assets	(31,317)	(320,266)

Net Assets
Beginning of period	963,054	1,283,320
End of period (including undistributed net investment income of $917 and undistributed net investment income of $746, respectively)	$ 931,737	$ 963,054
Other Information Shares
Sold	5,087	15,687
Issued in reinvestment of distributions	1,221	2,506
Redeemed	(9,732)	(49,761)
Net increase (decrease)	(3,424)	(31,568)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 10.17	$ 10.11	$ 9.77	$ 9.32	$ 9.46
Income from Investment Operations
Net investment income D	.159	.274	.329	.457 F	.607	.616
Net realized and unrealized gain (loss)	.038	.014	.056	.353 F	.452	(.151)
Total from investment operations	.197	.288	.385	.810	1.059	.465
Distributions from net investment income	(.157)	(.278)	(.325)	(.470)	(.609)	(.605)
Net asset value, end of period	$ 10.22	$ 10.18	$ 10.17	$ 10.11	$ 9.77	$ 9.32
Total Return B, C	1.94%	2.84%	3.80%	8.51%	11.68%	5.11%
Ratios to Average Net Assets E
Expenses before expense reductions	.58% A	.60%	.60%	.59%	.64%	.65%
Expenses net of voluntary waivers, if any	.58% A	.60%	.60%	.59%	.61%	.63%
Expenses net of all reductions	.58% A	.60%	.60%	.59%	.60%	.63%
Net investment income	3.06% A	2.67%	3.18%	4.63% F	6.34%	6.59%
Supplemental Data
Net assets, end of period (in millions)	$ 932	$ 963	$ 1,283	$ 1,107	$ 844	$ 728
Portfolio turnover rate	69% A	152%	229%	145%	114%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Ginnie Mae Fund	$ 4,506,217	$ 59,834	$ (35,791)	$ 24,043
Government Income Fund	4,884,021	71,494	(20,212)	51,282
Intermediate Government Income Fund	959,672	5,795	(4,711)	1,084

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact each applicable fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	.30%	.13%	.42%
Government Income Fund	.30%	.13%	.42%
Intermediate Government Income Fund	.30%	.13%	.42%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Ginnie Mae Fund	.12%	|
Government Income Fund	.16%
Intermediate Government Income Fund	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

4. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Security Lending - continued

loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

6. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Ginnie Mae Fund	$ -	$ 6
Government Income Fund	1	49

7. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 26% and 16% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 61% of the total outstanding shares of Fidelity Government Income Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Management & Research
(Far East) Inc.; Ginnie Mae and
Intermediate Government Income

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GVT-USAN-0305
1.789284.101

Fidelity®

Ultra-Short Bond

Fund

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Top Fifty Securities and Derivatives of Fidelity's Fixed-Income Central Fund	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.54
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Class T
Actual	$ 1,000.00	$ 1,007.80	$ 3.54
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Fidelity Ultra-Short Bond
Actual	$ 1,000.00	$ 1,008.60	$ 2.78
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80
Institutional Class
Actual	$ 1,000.00	$ 1,008.70	$ 2.78
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%
Class T	.70%
Fidelity Ultra-Short Bond	.55%
Institutional Class	.55%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
U.S. Government and U.S. Government Agency Obligations 19.4%	U.S. Government and U.S. Government Agency Obligations 16.3%
AAA 23.7%	AAA 20.4%
AA 6.5%	AA 7.1%
A 11.9%	A 12.4%
BBB 10.4%	BBB 9.1%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 5.2%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 22.8%	Short-Term Investments and Net Other Assets 30.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2005
6 months ago
Years	1.6	1.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	0.4	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Corporate Bonds 5.5%		Corporate Bonds 5.4%
	U.S. Government and U.S. Government Agency Obligations 19.4%		U.S. Government and U.S. Government Agency Obligations 16.3%
	Asset-Backed Securities 31.5%		Asset-Backed Securities 32.1%
	CMOs and Other Mortgage Related Securities 20.8%		CMOs and Other Mortgage Related Securities 15.4%
	Short-Term Investments and Net Other Assets 22.8%		Short-Term Investments and Net Other Assets 30.8%
* Foreign investments	4.3%	** Foreign investments	4.1%
* Futures and Swaps	14.2%	** Futures and Swaps	14.6%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (f)	$ 630,000	$ 631,913
2.96% 5/24/06 (f)	800,000	803,446
3.21% 8/8/06 (f)	600,000	606,347
		2,041,706
Media - 0.7%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	951,312
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	474,740
Cox Communications, Inc. 3.04% 12/14/07 (b)(f)	1,530,000	1,532,722
Liberty Media Corp. 3.99% 9/17/06 (f)	2,350,000	2,377,472
		5,336,246
TOTAL CONSUMER DISCRETIONARY		7,377,952
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	304,812
ENERGY - 0.2%
Oil & Gas - 0.2%
Duke Energy Field Services LLC 7.5% 8/16/05	1,000,000	1,022,624
Enterprise Products Operating LP 4% 10/15/07 (b)	670,000	666,774
		1,689,398
FINANCIALS - 1.0%
Capital Markets - 0.0%
State Street Capital Trust II 2.79% 2/15/08 (f)	300,000	301,289
Consumer Finance - 0.3%
General Motors Acceptance Corp.:
3.68% 9/23/08 (f)	1,500,000	1,449,711
3.92% 10/20/05 (f)	1,000,000	1,004,418
		2,454,129
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	408,909
Real Estate - 0.5%
Arden Realty LP 8.875% 3/1/05	500,000	502,260
Duke Realty LP 6.875% 3/15/05	300,000	301,388
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Regency Centers LP 7.125% 7/15/05	$ 400,000	$ 407,154
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,611,524
		3,822,326
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 2.89% 6/2/06 (f)	500,000	502,275
TOTAL FINANCIALS		7,488,928
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,724,907
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	2,024,291
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,960,000	1,995,995
France Telecom SA 7.95% 3/1/06 (a)	440,000	459,560
GTE Corp. 6.36% 4/15/06	1,000,000	1,032,065
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,014,874
7.125% 1/30/06	500,000	517,414
Telefonica Europe BV 7.35% 9/15/05	500,000	512,620
TELUS Corp. yankee 7.5% 6/1/07	1,000,000	1,079,777
		8,636,596
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	936,690
TOTAL TELECOMMUNICATION SERVICES		9,573,286
UTILITIES - 0.6%
Electric Utilities - 0.5%
Duke Capital LLC 6.25% 7/15/05	2,000,000	2,027,794
Progress Energy, Inc. 6.75% 3/1/06	2,105,000	2,175,080
		4,202,874
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 696,846
TOTAL UTILITIES		4,899,720
TOTAL NONCONVERTIBLE BONDS (Cost $33,156,182)		33,059,003
U.S. Government Agency Obligations - 10.0%

Fannie Mae:
1.55% 5/4/05	10,000,000	9,971,000
2.15% 4/13/06	9,700,000	9,573,541
3.125% 7/15/06	35,000,000	34,899,850
6.25% 3/22/12	2,995,000	3,009,825
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,982,970
1.35% 4/29/05	10,000,000	9,968,440
Freddie Mac 0% 4/19/05 (d)	2,000,000	1,989,348
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,559,845)		79,394,974
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
5.5% 11/1/16 to 2/1/19	5,185,681	5,354,822
5.5% 2/1/20 (c)	706,959	729,051
6.5% 7/1/16 to 8/1/32	584,430	614,387
7% 8/1/17 to 5/1/32	1,971,161	2,086,833
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,776,884)		8,785,093
Asset-Backed Securities - 19.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.83% 7/25/34 (f)	829,104	829,067
Series 2004-3:
Class 2A4, 2.88% 10/25/34 (f)	1,200,000	1,202,136
Class 2M3, 3.65% 10/25/34 (f)	210,000	213,596
Class 2M4, 3.88% 10/25/34 (f)	85,000	86,295
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Accredited Mortgage Loan Trust: - continued
Series 2004-4:
Class A2D, 2.88% 1/25/35 (f)	$ 512,077	$ 512,077
Class M2, 3.58% 1/25/35 (f)	175,000	175,000
Class M3, 3.78% 1/25/35 (f)	75,000	75,000
ACE Securities Corp.:
Series 2002-HE2 Class M1, 3.38% 8/25/32 (f)	175,000	175,969
Series 2003-FM1 Class M2, 4.38% 11/25/32 (f)	145,000	148,023
Series 2003-HE1:
Class A2, 2.94% 11/25/33 (f)	371,864	373,230
Class M1, 3.18% 11/25/33 (f)	120,000	120,955
Class M2, 4.23% 11/25/33 (f)	75,000	76,924
Series 2003-HS1:
Class M1, 3.28% 6/25/33 (f)	50,000	50,307
Class M2, 4.28% 6/25/33 (f)	50,000	51,016
Series 2003-NC1 Class M1, 3.31% 7/25/33 (f)	100,000	100,978
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (f)	150,000	150,019
Class M2, 3.63% 2/25/34 (f)	175,000	175,064
Series 2005-SD1 Class A1, 2.93% 11/25/50 (f)	481,009	481,009
American Express Credit Account Master Trust:
Series 2004-1 Class B, 2.73% 9/15/11 (f)	410,000	411,849
Series 2004-5 Class B, 2.73% 4/16/12 (f)	2,150,000	2,156,506
Series 2004-C Class C, 2.98% 2/15/12 (b)(f)	1,200,000	1,202,249
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.1954% 9/12/07 (f)	190,110	190,140
Series 2002-A Class A3, 2.6% 10/12/06 (f)	2,411	2,411
Series 2003-AM Class A4B, 2.87% 11/6/09 (f)	600,000	603,310
Series 2003-BX Class A4B, 2.78% 1/6/10 (f)	140,000	140,712
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	996,523
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	364,246
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 3.53% 2/25/33 (f)	105,000	106,055
Series 2002-AR1 Class M2, 3.83% 9/25/32 (f)	490,000	491,065
Series 2003-1:
Class A2, 2.94% 2/25/33 (f)	50,939	51,117
Class M1, 3.43% 2/25/33 (f)	100,000	101,601
Series 2003-3 Class M1, 3.33% 3/25/33 (f)	75,000	75,372
Series 2003-6:
Class AV3, 2.85% 8/25/33 (f)	80,568	80,616
Class S, 5% 5/25/33 (h)	2,861,878	77,929
Series 2003-7 Class M1, 3.38% 8/25/33 (f)	140,000	141,265
Series 2003-AR1 Class M1, 3.68% 1/25/33 (f)	500,000	504,370
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 2.96% 4/25/34 (f)	$ 85,000	$ 84,996
Class M2, 3.01% 4/25/34 (f)	75,000	74,997
Series 2004-R9:
Class A3, 2.85% 10/25/34 (f)	1,020,000	1,022,362
Class M2, 3.18% 10/25/34 (f)	720,000	724,449
Class M4, 3.7% 10/25/34 (f)	925,000	940,670
Series 2005-R1:
Class M1, 0% 3/15/35 (c)(f)	770,000	770,000
Class M2, 0% 3/15/35 (c)(f)	260,000	260,000
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 3.28% 8/25/32 (f)	100,000	100,742
Series 2002-BC7:
Class M1, 3.33% 10/25/32 (f)	450,000	452,251
Class M2, 3.43% 10/25/32 (f)	300,000	301,994
Series 2003-BC1 Class M2, 3.63% 1/25/32 (f)	175,000	175,677
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.83% 5/25/10 (b)(f)	24,327	24,205
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.33% 9/25/33 (f)	800,000	827,483
Series 2003-W6 Class AV2, 2.9% 1/25/34 (f)	408,707	409,338
Series 2004-W7:
Class M1, 3.08% 5/25/34 (f)	305,000	304,986
Class M2, 3.13% 5/25/34 (f)	250,000	249,989
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 3.68% 1/25/34 (f)	230,000	233,881
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.61% 8/15/32 (f)	100,000	100,394
Series 2002-HE3 Class 2A, 2.88% 10/15/32 (f)	5,311	5,312
Series 2003-HE2:
Class A2, 2.86% 4/15/33 (f)	97,621	97,730
Class M1, 3.38% 4/15/33 (f)	1,000,000	1,008,702
Series 2003-HE3 Class A2, 2.83% 6/15/33 (f)	33,664	33,675
Series 2003-HE4:
Class A3, 2.7% 8/15/33 (f)	66,743	66,761
Class M2, 4.48% 8/15/33 (f)	285,000	291,514
Series 2003-HE5 Class A2A, 2.84% 8/15/33 (f)	164,984	165,155
Series 2003-HE6 Class M1, 3.18% 11/25/33 (f)	215,000	216,658
Series 2003-HE7 Class A3, 2.84% 12/15/33 (f)	377,404	378,654
Series 2004-HE6 Class A2, 2.89% 6/25/34 (f)	2,368,822	2,368,720
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(f)	$ 1,120,000	$ 1,120,000
Class M2, 3.04% 3/25/35 (c)(f)	280,000	280,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (f)	465,000	467,497
Series 2002-B2 Class B2, 2.82% 5/15/08 (f)	100,000	100,095
Series 2002-B3 Class B, 2.84% 8/15/08 (f)	500,000	500,936
Series 2002-C1 Class C1, 3.44% 12/15/09 (f)	675,000	684,015
Series 2002-C2 Class C2, 3.47% 5/15/08 (f)	2,850,000	2,861,962
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (f)	1,148,528	1,149,605
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (f)	295,281	295,762
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (f)	534,526	535,122
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.28% 9/25/34 (f)	390,000	393,335
Class M3, 3.58% 9/25/34 (f)	265,000	267,242
Class M4, 3.73% 9/25/34 (f)	225,000	227,907
Class M5, 3.93% 9/25/34 (f)	210,000	213,724
Series 2004-FR3 Class M3, 3.7% 9/25/34 (f)	845,000	846,431
Series 2004-HE9 Class M2, 3.73% 11/25/34 (f)	490,000	491,467
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 2.95% 6/15/10 (b)(f)	206,609	207,368
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.76% 1/15/10 (f)	425,000	426,634
Series 2004-B Class A4, 2.59% 8/15/11 (f)	1,700,000	1,699,919
Capital One Master Trust:
Series 2001-1 Class B, 2.99% 12/15/10 (f)	500,000	504,402
Series 2001-8A Class B, 3.03% 8/17/09 (f)	405,000	407,922
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (f)	1,035,000	1,037,277
Series 2003-B1 Class B1, 3.65% 2/17/09 (f)	1,135,000	1,148,053
Series 2003-B6 Class B6, 3.01% 9/15/11 (f)	1,125,000	1,137,245
Series 2004-B1 Class B1, 2.92% 11/15/11 (f)	1,180,000	1,187,093
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(f)	265,000	265,000
Class B, 3.25% 7/20/39 (b)(f)	140,000	140,000
Class C, 3.6% 7/20/39 (b)(f)	180,000	180,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CDC Mortgage Capital Trust:
Series 2002-HE3:
Class M1, 3.63% 3/25/33 (f)	$ 299,999	$ 306,436
Class M2, 4.78% 3/25/33 (f)	489,999	501,146
Series 2003-HE1 Class M2, 4.48% 8/25/33 (f)	215,000	219,067
Series 2003-HE2 Class A, 2.88% 10/25/33 (f)	229,892	230,596
Series 2003-HE3:
Class M1, 3.23% 11/25/33 (f)	104,999	106,111
Class M2, 4.28% 11/25/33 (f)	80,000	81,877
Series 2003-HE4 Class A2, 2.76% 3/25/34 (f)	385,827	386,029
Series 2004-HE2 Class M2, 3.73% 7/26/34 (f)	175,000	174,992
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.96% 3/16/09 (f)	200,000	201,284
Series 2002-2 Class C, 3.38% 7/16/07 (f)	1,170,000	1,171,383
Series 2002-6 Class B, 2.83% 1/15/08 (f)	150,000	150,174
Series 2004-1 Class B, 2.68% 5/15/09 (f)	295,000	294,986
Chase Issuance Trust Series 2004-C3 Class C3, 2.95% 6/15/12 (f)	1,645,000	1,648,652
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (f)	900,000	901,966
Series 2001-B2 Class B2, 2.93% 12/10/08 (f)	615,000	618,552
Series 2002-B1 Class B1, 2.8788% 6/25/09 (f)	655,000	657,758
Series 2002-C1 Class C1, 3.2% 2/9/09 (f)	900,000	912,227
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	1,685,000	1,725,933
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.43% 6/25/31 (f)	135,550	135,641
Series 2002-6 Class AV1, 2.96% 5/25/33 (f)	111,552	111,811
Series 2003-BC1 Class M2, 4.53% 9/25/32 (f)	1,025,000	1,052,871
Series 2003-SD3 Class A1, 2.95% 12/25/32 (b)(f)	97,547	98,021
Series 2004-2 Class M1, 3.03% 5/25/34 (f)	375,000	374,983
Series 2004-3:
Class 3A4, 2.78% 8/25/34 (f)	9,328,000	9,277,441
Class M1, 3.03% 6/25/34 (f)	100,000	100,094
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 4.03% 10/25/32 (f)	75,000	76,339
Series 2003-8 Class A2, 2.92% 4/25/34 (f)	335,104	336,453
Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (f)	533,492	533,469
Class B1, 4.33% 4/25/34 (f)	605,000	604,971
Class M3, 3.18% 4/25/34 (f)	610,000	609,973
Discover Card Master Trust I Series 2003-4 Class B1, 2.81% 5/16/11 (f)	550,000	553,451
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	565,132	8,919
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2004-T5:
Class AB1, 2.78% 5/28/35 (f)	$ 1,442,432	$ 1,440,629
Class AB3, 2.922% 5/28/35 (f)	1,288,897	1,290,105
Class AB8, 2.88% 5/28/35 (f)	1,295,391	1,295,998
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 3.21% 11/25/33 (f)	100,000	101,091
Series 2004-1 Class M2, 3.63% 1/25/35 (f)	300,000	303,741
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (f)	25,000	24,999
Class M4, 3.43% 3/25/34 (f)	25,000	24,999
Class M6, 3.78% 3/25/34 (f)	25,000	25,223
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(f)	785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07 (f)	650,000	653,259
Fremont Home Loan Trust:
Series 2004-A Class M2, 3.68% 1/25/34 (f)	375,000	374,983
Series 2004-C:
Class 2A2, 3.08% 8/25/34 (f)	1,000,000	1,005,083
Class M1, 3.18% 8/25/34 (f)	540,000	544,017
Class M3, 3.68% 8/25/34 (f)	1,000,000	1,020,056
GE Business Loan Trust Series 2003-1 Class A, 2.91% 4/15/31 (b)(f)	312,610	314,843
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.71% 8/15/08 (f)	80,000	80,106
Class C, 3.41% 8/15/08 (f)	295,000	296,509
Series 6 Class B, 2.67% 2/17/09 (f)	75,000	75,087
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 3.32% 3/20/33 (f)	750,000	759,180
Series 2004-FF3 Class M2, 3.67% 5/25/34 (f)	370,000	369,983
Series 2004-FM1:
Class M1, 3.18% 11/25/33 (f)	195,000	194,991
Class M2, 3.93% 11/25/33 (f)	135,000	137,338
5.5% 11/25/32 (b)	94,255	94,255
GSAMP Trust:
Series 2002-NC1 Class A2, 2.85% 7/25/32 (f)	77,907	78,566
Series 2004-AHL:
Class A2D, 2.89% 8/25/34 (f)	3,101,050	3,111,386
Class M2, 3.68% 8/25/34 (f)	250,000	250,000
Series 2004-FM2 Class M1, 3.03% 1/25/34 (f)	250,000	249,989
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-HE1:
Class M1, 3.08% 5/25/34 (f)	$ 320,000	$ 319,986
Class M2, 3.68% 5/25/34 (f)	150,000	148,869
Class M3, 3.93% 5/25/34 (f)	100,000	99,256
Series 2005-NC1 Class M1, 2.95% 2/25/35 (f)	1,205,000	1,205,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.5% 9/20/09 (b)(f)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 2.97% 2/25/33 (f)	14,679	14,689
Series 2002-4:
Class A3, 3.01% 3/25/33 (f)	111,351	111,547
Class M2, 4.58% 3/25/33 (f)	125,000	127,100
Series 2002-5:
Class A3, 3.05% 5/25/33 (f)	170,781	171,870
Class M1, 3.73% 5/25/33 (f)	200,000	204,483
Series 2003-1:
Class A2, 3% 6/25/33 (f)	405,800	406,842
Class M1, 3.53% 6/25/33 (f)	300,000	302,188
Series 2003-2:
Class A2, 2.91% 8/25/33 (f)	27,074	27,172
Class M1, 3.41% 8/25/33 (f)	80,000	81,061
Series 2003-3:
Class A2, 2.89% 8/25/33 (f)	151,828	152,332
Class M1, 3.39% 8/25/33 (f)	330,000	334,318
Series 2003-4:
Class M1, 3.33% 10/25/33 (f)	170,000	171,725
Class M2, 4.43% 10/25/33 (f)	200,000	203,085
Series 2003-5:
Class A2, 2.88% 12/25/33 (f)	461,730	463,122
Class M1, 3.23% 12/25/33 (f)	160,000	161,512
Class M2, 4.26% 12/25/33 (f)	70,000	72,032
Series 2003-7 Class A2, 2.91% 3/25/34 (f)	907,897	911,001
Series 2003-8 Class M1, 3.25% 4/25/34 (f)	260,000	262,319
Series 2004-4 Class A2, 2.85% 10/25/34 (f)	978,498	981,492
Series 2004-6 Class A2, 2.88% 12/25/34 (f)	1,581,183	1,585,243
Series 2005-1:
Class M1, 2.9888% 5/25/35 (f)	1,270,000	1,270,000
Class M2, 3.0088% 5/25/35 (f)	510,000	510,000
Class M3, 3.0588% 5/25/35 (f)	760,000	760,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.77% 8/15/08 (f)	500,000	500,891
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08 (f)	$ 300,000	$ 300,989
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.95% 7/20/32 (f)	66,820	66,968
Series 2003-1 Class M, 3.13% 10/20/32 (f)	56,079	56,184
Series 2003-2:
Class A, 2.83% 9/20/33 (f)	268,817	269,662
Class M, 3.08% 9/20/33 (f)	127,494	127,915
Series 2004-1 Class M, 3.02% 9/20/33 (f)	347,531	348,331
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 3.15% 5/20/32 (f)	64,357	64,440
Series 2003-HC1 Class M, 3.15% 2/20/33 (f)	122,496	123,107
Series 2003-HC2 Class M, 3.1% 6/20/33 (f)	231,661	231,882
Series 2004-HC1:
Class A, 2.85% 2/20/34 (f)	845,724	847,431
Class M, 3% 2/20/34 (f)	512,916	513,358
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 2.65% 1/18/11 (f)	1,000,000	1,001,829
Series 2002-3 Class B, 3.73% 9/15/09 (f)	150,000	150,988
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.72% 12/17/07 (f)	283,239	283,328
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (c)(f)	1,870,000	1,870,000
Class M1, 3.06% 6/25/35 (c)(f)	550,000	550,000
Class M2, 3.08% 6/25/35 (c)(f)	375,000	375,000
Class M3, 3.11% 6/25/35 (c)(f)	250,000	250,000
Class M4, 3.29% 6/25/35 (c)(f)	672,000	672,000
Class M5, 3.32% 6/25/35 (c)(f)	410,000	410,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (f)	328,016	329,082
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 2.93% 3/25/33 (f)	34,454	34,501
Series 2003-2 Class M1, 3.35% 6/25/33 (f)	500,000	504,876
Series 2003-3 Class M1, 3.28% 7/25/33 (f)	340,000	343,405
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 3.02% 11/25/34 (f)	240,690	241,067
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.08% 7/25/34 (f)	485,000	486,908
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.28% 3/17/08 (b)(f)	1,000,000	1,003,800
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (f)	1,250,000	1,252,897
Series 2001-B2 Class B2, 2.84% 1/15/09 (f)	1,000,000	1,003,611
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
Series 2002-B2 Class B2, 2.86% 10/15/09 (f)	$ 1,034,000	$ 1,039,749
Series 2002-B4 Class B4, 2.98% 3/15/10 (f)	630,000	635,955
Series 2003-B2 Class B2, 2.87% 10/15/10 (f)	125,000	125,949
Series 2003-B3 Class B3, 2.855% 1/18/11 (f)	1,550,000	1,558,648
Series 2003-B5 Class B5, 2.85% 2/15/11 (f)	2,000,000	2,017,375
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (f)	200,000	201,279
Series 1998-G Class B, 2.88% 2/17/09 (f)	500,000	501,502
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (f)	150,000	149,993
Class M2, 3.08% 7/25/34 (f)	25,000	24,999
Class M3, 3.48% 7/25/34 (f)	50,000	49,998
Class M4, 3.63% 7/25/34 (f)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.13% 11/25/09 (b)(f)	3,393	3,394
Series 2004-FM1 Class M2, 3.68% 1/25/35 (f)	150,000	152,605
Series 2004-HE2:
Class A1B, 3% 8/25/35 (f)	912,400	914,640
Class A2B, 2.91% 8/25/35 (f)	1,510,000	1,515,883
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (f)	125,000	126,873
Series 2003-HE1 Class M2, 4.43% 5/25/33 (f)	325,000	329,366
Series 2003-NC10 Class M1, 3.21% 10/25/33 (f)	830,000	834,525
Series 2003-NC5 Class M2, 4.53% 4/25/33 (f)	200,000	203,552
Series 2003-NC6 Class M2, 4.48% 6/27/33 (f)	630,000	648,441
Series 2003-NC8 Class M1, 3.23% 9/25/33 (f)	120,000	120,990
Series 2004-HE6 Class A2, 2.87% 8/25/34 (f)	1,746,017	1,746,372
Series 2004-NC6 Class A2, 2.87% 7/25/34 (f)	501,382	502,263
Series 2004-NC7 Class A3, 2.83% 7/25/34 (f)	2,000,000	2,003,752
Series 2005-1:
Class M2, 3.0288% 1/25/35 (f)	570,000	570,000
Class M3, 3.0788% 1/25/35 (f)	525,000	525,000
Class M4, 3.2588% 1/25/35 (f)	100,000	100,000
Series 2005-HE1:
Class A3B, 2.7644% 12/25/34 (f)	505,000	505,000
Class M1, 2.9944% 12/25/34 (f)	150,000	150,000
Class M2, 3.0144% 12/25/34 (f)	385,000	385,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.38% 2/25/32 (f)	710,724	716,907
Class M2, 3.93% 2/25/32 (f)	500,000	506,056
Series 2001-NC1 Class M2, 3.6% 10/25/31 (f)	98,019	98,265
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2001-NC2 Class B1, 4.48% 1/25/32 (f)	$ 428,240	$ 427,546
Series 2001-NC3 Class M2, 4.03% 10/25/31 (f)	225,000	227,043
Series 2001-NC4:
Class M1, 3.53% 1/25/32 (f)	136,710	137,654
Class M2, 4.18% 1/25/32 (f)	105,000	105,929
Series 2002-AM3 Class A3, 3.02% 2/25/33 (f)	58,976	59,113
Series 2002-HE1 Class M1, 3.13% 7/25/32 (f)	145,000	146,155
Series 2002-HE2 Class M2, 3.78% 8/25/32 (f)	100,000	100,759
Series 2002-NC3 Class M1, 3.25% 8/25/32 (f)	100,000	101,120
Series 2002-NC4 Class M2, 4.13% 9/25/32 (f)	75,000	75,937
Series 2002-OP1 Class M1, 3.28% 9/25/32 (f)	95,000	95,822
Series 2003-NC1 Class M2, 4.58% 11/25/32 (f)	130,000	131,778
Series 2003-NC2 Class M2, 4.53% 2/25/33 (f)	165,000	168,952
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	451,254	452,492
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 2.96% 1/25/33 (f)	50,782	50,840
Class AIO, 3.5% 3/25/05 (f)(h)	13,302,840	35,918
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.62% 6/15/09 (f)	927,516	928,551
Series 2004-A Class A4A, 2.55% 6/15/10 (f)	1,325,000	1,325,888
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (f)	100,000	100,085
Class M4, 3.505% 6/25/34 (f)	170,000	170,436
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.98% 12/25/33 (f)	497,180	498,120
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	467,997
Option One Mortgage Loan Trust Series 2003-6 Class M1, 3.18% 11/25/33 (f)	1,025,000	1,033,040
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	1,317,056	1,315,080
Park Place Securities Nims Trust Series 2004-MHQ1:
Class A, 2.487% 12/25/34 (b)	329,181	329,181
Class B, 3.474% 12/25/34 (b)	220,000	220,000
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 3.63% 1/25/35 (f)	945,000	967,360
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (f)	270,000	271,899
Class M2, 3.21% 9/25/34 (f)	160,000	161,575
Class M3, 3.78% 9/25/34 (f)	310,000	310,105
Class M4, 3.98% 9/25/34 (f)	435,000	435,219
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Park Place Securities, Inc.: - continued
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (f)	$ 1,318,279	$ 1,322,787
Series 2004-WWF1 Class A5, 3% 1/25/35 (f)	645,970	649,858
Series 2005-WCH1:
Class A3B, 2.65% 1/25/35 (f)	360,000	359,795
Class M2, 2.95% 1/25/35 (f)	1,130,000	1,130,000
Class M3, 2.99% 1/25/35 (f)	425,000	425,000
Class M5, 3.31% 1/25/35 (f)	400,000	400,000
Class M6, 3.41% 1/25/35 (f)	300,000	300,000
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(f)	400,000	402,389
Residental Asset Securities Corp. Series 2004-KS10 Class M2, 3.68% 11/25/34 (f)	395,000	396,025
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 3.78% 10/25/34 (f)	1,300,000	1,316,079
Series 2004-RS6:
Class 2M2, 3.83% 6/25/34 (f)	250,000	249,989
Class 2M3, 3.98% 6/25/34 (f)	250,000	249,988
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.93% 4/25/33 (f)	71,830	72,141
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (f)	415,000	416,664
Sears Credit Account Master Trust II:
Series 2002-4:
Class A, 2.61% 8/18/09 (f)	800,000	800,481
Class B, 2.905% 8/18/09 (f)	1,080,000	1,081,436
Series 2002-5 Class B, 3.73% 11/17/09 (f)	500,000	500,882
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 3.18% 8/25/34 (f)	1,000,000	1,003,609
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (f)	105,758	105,754
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(f)	675,000	676,793
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (f)	515,582	518,249
Series 2003-6HE Class A1, 3% 11/25/33 (f)	182,198	182,653
Series 2003-8HE Class A, 3% 12/25/34 (f)	232,979	233,107
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(f)	233,742	234,253
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	156,758	156,651
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	660,000	661,962
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
WFS Financial Owner Trust: - continued
Series 2004-4 Class D, 3.58% 5/17/12	$ 550,000	$ 547,621
Series 2005-1 Class D, 4.25% 8/15/12	495,000	494,180
TOTAL ASSET-BACKED SECURITIES (Cost $153,438,703)		153,958,813
Collateralized Mortgage Obligations - 13.4%

Private Sponsor - 10.6%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.93% 2/25/35 (f)	1,857,966	1,863,904
Series 2004-4 Class 5A2, 2.93% 3/25/35 (f)	594,044	594,531
Series 2005-1 Class 5A2, 2.88% 5/25/35 (f)	1,025,000	1,025,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (f)	3,050,000	3,050,000
Countrywide Home Loans floater Series 2005-1 Class 2A1, 2.84% 3/25/35 (f)	2,250,000	2,250,000
Countrywide Home Loans, Inc. floater Series 2004-16 Class A1, 2.93% 9/25/34 (f)	1,067,375	1,066,286
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.93% 3/25/34 (f)	583,760	583,443
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (f)	246,177	246,446
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (f)	376,484	375,670
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (f)	482,231	482,409
Series 2004-AR7 Class 6A2, 2.91% 8/25/34 (f)	795,609	796,352
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (f)	734,387	735,383
Series 2003-TFLA Class F, 2.9433% 4/15/13 (b)(f)	235,000	234,875
Fieldstone Mortgage Investment Corp. floater Series 2004-1 Class 2A, 2.82% 1/25/35 (f)	2,181,630	2,181,163
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (f)	842,143	840,298
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (f)	700,000	700,000
Class B1, 2.7246% 12/21/54 (f)	950,000	950,000
Class M1, 2.8246% 12/21/54 (f)	700,000	700,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (f)	95,000	95,007
Class 1C, 3.41% 3/20/44 (f)	280,000	281,044
Class 1M, 2.92% 3/20/44 (f)	130,000	130,186
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (f)	$ 500,000	$ 499,863
Class 1B, 2.68% 6/20/44 (f)	100,000	100,004
Class 1C, 3.21% 6/20/44 (f)	365,000	365,699
Class 1M, 2.79% 6/20/44 (f)	185,000	185,007
Series 2004-3:
Class 1B, 2.67% 9/20/44 (f)	200,000	200,000
Class 1C, 3.1% 9/20/44 (f)	605,000	605,605
Class 1M, 2.78% 9/20/44 (f)	100,000	99,980
GSAMP Trust floater Series 2004-11 Class 2A1, 2.86% 12/20/34 (f)	2,358,253	2,358,253
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (f)	195,000	196,784
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (f)	145,000	144,955
Class C, 3.26% 7/15/40 (f)	2,080,000	2,080,650
Series 2:
Class A, 2.72% 4/15/11 (f)	1,400,000	1,399,453
Class B, 2.81% 7/15/40 (f)	190,000	190,038
Class C, 3.36% 7/15/40 (f)	775,000	776,635
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (f)	1,446,341	1,450,437
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9% 3/25/35 (f)	1,191,421	1,192,166
Series 2004-6 Class 1A2, 2.92% 10/25/34 (f)	453,313	452,834
Series 2005-1:
Class M1, 3.0288% 4/25/35 (f)	475,000	475,000
Class M2, 3.0588% 4/25/35 (f)	840,000	840,000
Class M3, 3.1088% 4/25/35 (f)	205,000	205,000
Class M4, 3.3288% 4/25/35 (f)	125,000	125,000
Class M5, 3.3588% 4/25/35 (f)	125,000	125,000
Class M6, 3.4288% 4/25/35 (f)	195,000	195,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (f)	882,742	913,294
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 2.91% 11/25/34 (f)	1,248,822	1,249,929
Class 2A2, 2.97% 11/25/34 (f)	274,927	275,185
Series 2005-1 Class 1A1, 2.82% 3/25/35 (f)	2,230,000	2,230,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust: - continued
Series 2004-6 Class 4A2, 4.181% 7/25/34 (c)(f)	$ 3,000,000	$ 2,989,431
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 2.92% 3/25/28 (f)	398,735	400,921
Class 2A2, 2.36% 3/25/28 (f)	142,405	143,185
Series 2003-B Class A1, 2.87% 4/25/28 (f)	366,573	368,372
Series 2003-D Class A, 2.84% 8/25/28 (f)	1,785,675	1,787,974
Series 2003-E Class A2, 2.28% 10/25/28 (f)	786,578	784,891
Series 2003-F Class A2, 2.46% 10/25/28 (f)	794,555	793,587
Series 2004-A Class A2, 2.37% 4/25/29 (f)	1,041,700	1,036,319
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	1,028,214	1,025,860
Series 2004-C Class A2, 3.07% 7/25/29 (f)	1,425,034	1,421,947
Series 2004-D Class A2, 2.34% 9/25/29 (f)	1,391,663	1,390,134
Series 2004-E Class A2D, 2.64% 11/25/29 (f)	1,443,366	1,441,618
Series 2004-G Class A2, 3.07% 11/25/29 (f)	586,335	586,885
Series 2003-G Class XA1, 1% 1/25/29 (h)	3,201,544	47,058
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (f)	659,695	659,694
Class A2, 2.98% 12/25/34 (f)	891,080	891,079
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (f)	2,000,000	2,010,765
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	205,000	207,130
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (f)	1,145,000	1,144,685
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (f)	260,000	259,930
Series 2 Class C, 3.11% 6/10/42 (f)	390,000	391,357
Series 3 Class C, 3.28% 6/10/42 (f)	825,000	826,452
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (f)	500,000	499,766
Class 2C, 2.91% 6/10/42 (f)	650,000	649,492
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	386,937	395,496
Series 2004-SL2 Class A1, 6.5% 10/25/16	166,663	170,824
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.22% 3/10/35 (b)(f)	97,227	98,960
Class B5, 4.77% 3/10/35 (b)(f)	97,227	99,206
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.03% 11/25/34 (f)	$ 201,628	$ 202,717
Series 2003-RP2 Class A1, 2.98% 6/25/33 (b)(f)	272,597	273,565
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	11,749,048	113,132
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (f)	728,564	727,264
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	381,878	381,532
Series 2004-1 Class A, 3.2025% 2/20/34 (f)	562,157	561,002
Series 2004-10 Class A4, 2.58% 11/20/34 (f)	1,630,011	1,625,419
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	2,460,716	2,464,561
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	428,366	426,063
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	693,054	693,054
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (f)	891,532	890,704
Class A3B, 3.16% 7/20/34 (f)	1,783,064	1,781,620
Series 2004-7:
Class A3A, 2.285% 8/20/34 (f)	936,862	935,919
Class A3B, 2.51% 7/20/34 (f)	1,819,150	1,831,541
Series 2004-8 Class A2, 2.35% 9/20/34 (f)	2,797,210	2,795,116
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	1,110,000	1,110,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(f)	332,447	332,571
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34 (f)	3,298,770	3,304,259
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	224,121	225,462
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	98,362	102,272
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34 (f)	2,575,000	2,598,883
TOTAL PRIVATE SPONSOR		84,013,442
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2002-89 Class F, 2.83% 1/25/33 (f)	192,534	192,814
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	1,008,878	1,021,242
Series 1994-81 Class PJ, 8% 7/25/23	59,850	59,903
Series 2002-81 Class PU, 4.5% 5/25/20	933,619	933,502
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 3.03% 3/25/32 (f)	$ 241,067	$ 242,777
Series 2002-36 Class FT, 3.03% 6/25/32 (f)	227,018	228,905
Series 2002-64 Class FE, 2.83% 10/18/32 (f)	124,962	125,368
Series 2002-74 Class FV, 2.98% 11/25/32 (f)	147,986	148,944
Series 2003-11:
Class DF, 2.98% 2/25/33 (f)	149,312	150,313
Class EF, 2.98% 2/25/33 (f)	112,278	112,755
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	122,043	123,311
Series 2001-70 Class PD, 6% 3/25/29	347,348	347,374
Series 2002-11 Class QB, 5.5% 3/25/15	783,677	793,905
Series 2002-28 Class PJ, 6.5% 3/25/31	1,430,088	1,438,222
Series 2002-52 Class PA, 6% 4/25/31	31,974	32,274
Series 2002-8 Class PD, 6.5% 7/25/30	502,227	507,321
Series 2003-17 Class PQ, 4.5% 3/25/16	537,051	537,239
Series 2002-50 Class LE, 7% 12/25/29	181,713	184,267
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	31,580
Series 2004-33 Class ZK, 4.5% 4/25/34	570,129	568,851
Series 2004-37 Class ZB, 4.5% 5/25/34	761,844	760,085
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	341,282	342,720
Series 2256 Class MB, 7.25% 5/15/30	112,459	112,822
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 2.88% 11/15/32 (f)	48,400	48,680
Series 2538 Class FB, 2.88% 12/15/32 (f)	257,274	258,633
Series 2551 Class FH, 2.93% 1/15/33 (f)	130,990	131,576
planned amortization class:
Series 2136 Class PQ, 6.5% 10/15/27	304,351	304,773
Series 2316 Class PB, 6.5% 9/15/30	651,696	657,038
Series 2368 Class PQ, 6.5% 8/15/30	38,390	38,390
Series 2376 Class JC, 5.5% 2/15/14	160,055	159,994
Series 2394 Class ND, 6% 6/15/27	351,974	355,127
Series 2395 Class PE, 6% 2/15/30	1,121,428	1,135,973
Series 2398 Class DK, 6.5% 1/15/31	208,829	210,165
Series 2410 Class ML, 6.5% 12/15/30	510,791	516,254
Series 2420 Class BE, 6.5% 12/15/30	462,586	466,865
Series 2435 Class GD, 6.5% 2/15/30	124,997	125,262
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2443 Class TD, 6.5% 10/15/30	$ 450,015	$ 455,013
Series 2461 Class PG, 6.5% 1/15/31	387,044	395,201
Series 2466 Class EC, 6% 10/15/27	179,920	180,301
Series 2473 Class JB, 5.5% 2/15/29	141,185	141,163
Series 2483 Class DC, 5.5% 7/15/14	576,973	580,182
Series 2490 Class PM, 6% 7/15/28	206,379	206,907
Series 2496 Class OC, 5.5% 9/15/14	1,676,445	1,691,508
Series 2543 CLass PM, 5.5% 8/15/18	1,000,000	1,016,932
Series 2557 Class MA, 4.5% 7/15/16	113,894	114,048
Series 2614 Class IC, 4.5% 12/15/10 (h)	2,633,259	118,623
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	68,355
Series 2776 Class UJ, 4.5% 5/15/20 (h)	681,108	42,237
Series 2828 Class JA, 4.5% 1/15/10	1,615,000	1,631,882
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	99,121	99,266
Series 2430 Class ZE, 6.5% 8/15/27	186,607	187,558
Series 2445 Class BD, 6.5% 6/15/30	44	44
Series 2478 Class AF, 6% 8/15/30	1,031,791	1,035,643
Series 2480 Class QW, 5.75% 2/15/30	220,498	221,290
Series 1803 Class A, 6% 12/15/08	279,646	287,528
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 2.88% 1/16/27 (f)	164,799	165,684
planned amortization class:
Series 2002-5 Class PD, 6.5% 5/16/31	534,998	546,464
Series 2002-57 Class PJ, 6% 1/20/29	4,962	4,954
TOTAL U.S. GOVERNMENT AGENCY		22,596,007
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $106,839,619)		106,609,449
Commercial Mortgage Securities - 3.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	565,000	576,303
Class D, 7.54% 8/3/10 (b)(f)	750,000	765,264
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(f)	64,481	64,496
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc. floater: - continued
Series 2003-BBA2:
Class A3, 2.8% 11/15/15 (b)(f)	$ 340,000	$ 340,572
Class C, 2.95% 11/15/15 (b)(f)	70,000	70,373
Class D, 3.03% 11/15/15 (b)(f)	110,000	110,733
Class F, 3.38% 11/15/15 (b)(f)	80,000	80,655
Class H, 3.88% 11/15/15 (b)(f)	70,000	70,578
Class J, 4.43% 11/15/15 (b)(f)	70,000	70,624
Class K, 5.08% 11/15/15 (b)(f)	65,000	65,628
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.11% 8/25/33 (b)(f)	379,420	382,414
Series 2003-2 Class A, 3.11% 12/25/33 (b)(f)	974,260	980,806
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(f)	543,625	541,968
Class B, 4.43% 4/25/34 (b)(f)	90,604	90,452
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(f)	612,609	612,992
Class M1, 3.11% 8/25/34 (b)(f)	196,226	196,472
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(f)	843,972	844,368
Class A2, 2.95% 1/25/35 (b)(f)	99,291	99,368
Class M1, 3.03% 1/25/35 (b)(f)	148,936	148,936
Class M2, 3.53% 1/25/35 (b)(f)	99,291	99,291
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (b)(f)	330,608	330,686
Series 2003-WEST Class A, 3.02% 1/3/15 (b)(f)	359,536	360,847
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(f)	960,000	960,307
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(f)	565,000	566,486
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(f)	125,000	125,484
Class F, 3.5% 1/14/16 (b)(f)	75,000	75,290
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12 (b)(f)	800,000	801,970
COMM floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(f)	33,280	33,270
Series 2002-FL7:
Class A2, 2.83% 11/15/14 (b)(f)	57,492	57,536
Class C, 2.98% 11/15/14 (b)(f)	555,000	555,995
Class F, 3.78% 11/15/14 (b)(f)	1,000,000	1,006,655
Class H, 4.73% 11/15/14 (b)(f)	150,000	150,442
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(f)	885,118	887,800
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.78% 9/15/14 (b)(f)	$ 635,000	$ 635,990
Class G, 3.46% 9/15/14 (b)(f)	150,000	150,232
Class H, 3.56% 9/15/14 (b)(f)	160,000	160,247
Class J, 4.08% 9/15/14 (b)(f)	55,000	55,085
Class K, 4.48% 9/15/14 (b)(f)	85,000	85,130
Class L, 4.68% 9/15/14 (b)(f)	70,000	69,997
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(f)	55,000	55,075
Class D, 3.03% 7/15/16 (b)(f)	120,000	120,050
Class E, 3.23% 7/15/16 (b)(f)	85,000	85,069
Class F, 3.28% 7/15/16 (b)(f)	90,000	90,109
Class H, 3.78% 7/15/16 (b)(f)	265,000	265,402
Class J, 3.93% 7/15/16 (b)(f)	100,000	100,151
Class K, 4.83% 7/15/16 (b)(f)	115,000	114,994
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 3.04% 11/18/12 (b)(f)	255,000	255,980
Series 2003-TF2A Class A2, 2.8% 11/15/14 (b)(f)	700,000	700,697
Series 2004-FL1 Class B, 2.93% 5/15/14 (b)(f)	1,000,000	1,001,013
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(f)	175,000	175,000
Class B, 3.23% 12/15/21 (b)(f)	455,000	454,999
Series 2004-TFL1:
Class A2, 2.67% 2/15/14 (b)(f)	505,000	505,376
Class E, 3.03% 2/15/14 (b)(f)	200,000	200,531
Class F, 3.08% 2/15/14 (b)(f)	175,000	175,537
Class G, 3.33% 2/15/14 (b)(f)	125,000	125,379
Class H, 3.58% 2/15/14 (b)(f)	100,000	100,509
Class J, 3.88% 2/15/14 (b)(f)	50,000	50,300
Series 2003-TFLA Class G, 2.9433% 4/15/13 (b)(f)	145,000	140,993
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (b)(f)	111,749	111,749
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(f)	420,000	415,178
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A Class H, 5.43% 7/11/15 (b)(f)	616,157	619,045
Series 2003-LLFA:
Class A2, 2.84% 12/16/14 (b)(f)	490,000	491,591
Class C, 3.15% 12/16/14 (b)(f)	110,000	110,493
Series 2003-LLFA Class K1, 5% 12/16/14 (b)(f)	435,000	439,062
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 2.95% 10/7/13 (b)(f)	$ 640,538	$ 640,543
Class F, 4.34% 10/7/13 (b)(f)	544,671	544,358
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA Class C, 3.28% 2/15/13 (b)(f)	1,000,000	999,591
Series 2003-CDCA:
Class HBST, 4.08% 2/15/15 (b)(f)	80,000	80,100
Class HEXB, 4.38% 2/15/15 (b)(f)	30,000	30,038
Class JBST, 4.28% 2/15/15 (b)(f)	60,000	60,075
Class JEXB, 4.58% 2/15/15 (b)(f)	50,000	50,063
Class KBST, 4.63% 2/15/15 (b)(f)	35,000	35,044
Class KEXB, 4.98% 2/15/15 (b)(f)	40,000	40,050
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(f)	585,000	605,505
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09 (b)(f)	500,000	500,565
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(f)	587,506	587,506
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(f)	255,000	255,354
Class E, 2.98% 3/15/14 (b)(f)	160,000	160,551
Class F, 3.03% 3/15/14 (b)(f)	130,000	130,471
Class G, 3.26% 3/15/14 (b)(f)	65,000	65,253
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,920,323)		24,971,091
Fixed-Income Funds - 36.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $288,099,439)	2,897,815	288,419,567
Cash Equivalents - 13.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (i) (Cost $110,291,000)	$ 110,298,700	$ 110,291,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $805,081,995)		805,488,990
NET OTHER ASSETS - (1.6)%		(12,441,825)
NET ASSETS - 100%		$ 793,047,165
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
114 Eurodollar 90 Day Index Contracts	March 2005	$ 113,150,700	$ (140,643)
113 Eurodollar 90 Day Index Contracts	June 2005	112,076,225	(162,477)
114 Eurodollar 90 Day Index Contracts	Sept. 2005	112,999,650	(97,981)
112 Eurodollar 90 Day Index Contracts	Dec. 2005	110,965,400	(25,511)
112 Eurodollar 90 Day Index Contracts	March 2006	110,927,600	(83,248)
TOTAL EURODOLLAR CONTRACTS		560,119,575	(509,860)
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	June 2006	2,970,525	(3,189)
2 Eurodollar 90 Day Index Contracts	Sept. 2006	1,979,975	(1,910)
1 Eurodollar 90 Day Index Contracts	Dec. 2006	989,800	471
1 Eurodollar 90 Day Index Contracts	March 2007	989,675	296
TOTAL EURODOLLAR CONTRACTS		6,929,975	(4,332)
		$ 567,049,550	$ (514,192)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 2,000,000	$ 3,600
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	2,000,000	3,600
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	35,001
		$ 6,000,000	$ 42,201
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,524,246 or 4.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,989,348.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$110,291,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 26,822,966
Bank of America, National Association	9,170,245
Barclays Capital Inc.	27,510,734
Countrywide Securities Corporation	2,063,305
Deutsche Bank Securities Inc.	1,146,281
Goldman, Sachs & Co.	6,877,683
Morgan Stanley & Co. Incorporated.	5,520,955
Societe Generale, New York Branch	2,521,817
UBS Securities LLC	16,047,928
Wachovia Capital Markets, LLC	10,316,525
WestLB AG	2,292,561
$ 110,291,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $110,291,000) (cost $805,081,995) - See accompanying schedule		$ 805,488,990
Receivable for investments sold		87,955
Receivable for fund shares sold		945,812
Interest receivable		1,802,857
Swap agreements, at value		42,201
Prepaid expenses		1,930
Receivable from investment adviser for expense reductions		53,239
Other affiliated receivables		231
Total assets		808,423,215

Liabilities
Payable to custodian bank	$ 151
Payable for investments purchased Regular delivery	2,840,074
Delayed delivery	10,307,437
Payable for fund shares redeemed	1,616,428
Distributions payable	149,099
Accrued management fee	277,667
Distribution fees payable	434
Payable for daily variation on futures contracts	54,176
Other affiliated payables	113,114
Other payables and accrued expenses	17,470
Total liabilities		15,376,050

Net Assets		$ 793,047,165
Net Assets consist of:
Paid in capital		$ 793,146,852
Distributions in excess of net investment income		(63,798)
Accumulated undistributed net realized gain (loss) on investments		21,505
Net unrealized appreciation (depreciation) on investments		(57,394)
Net Assets		$ 793,047,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,109,799 ÷ 210,075 shares)	$ 10.04

Maximum offering price per share (100/98.50 of $10.04)	$ 10.19
Class T: Net Asset Value and redemption price per share ($1,520,803 ÷ 151,428 shares)	$ 10.04

Maximum offering price per share (100/98.50 of $10.04)	$ 10.19

Fidelity Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($788,720,089 ÷ 78,549,385 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($696,474 ÷ 69,355 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 8,143,843

Expenses
Management fee	$ 1,420,087
Transfer agent fees	468,320
Distribution fees	2,005
Accounting fees and expenses	92,961
Non-interested trustees' compensation	1,822
Custodian fees and expenses	4,762
Registration fees	55,807
Audit	17,327
Legal	5,876
Miscellaneous	2,513
Total expenses before reductions	2,071,480
Expense reductions	(220,975)	1,850,505
Net investment income		6,293,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,976
Futures contracts	(47,972)
Swap agreements	8,572
Total net realized gain (loss)		8,576
Change in net unrealized appreciation (depreciation) on: Investment securities	(136,327)
Futures contracts	(283,945)
Swap agreements	50,328
Total change in net unrealized appreciation (depreciation)		(369,944)
Net gain (loss)		(361,368)
Net increase (decrease) in net assets resulting from operations		$ 5,931,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,293,338	$ 4,702,274
Net realized gain (loss)	8,576	327,702
Change in net unrealized appreciation (depreciation)	(369,944)	94,514
Net increase (decrease) in net assets resulting from operations	5,931,970	5,124,490
Distributions to shareholders from net investment income	(6,234,771)	(4,708,387)
Distributions to shareholders from net realized gain	(213,972)	-
Total distributions	(6,448,743)	(4,708,387)
Share transactions - net increase (decrease)	212,326,815	355,546,941
Redemption fees	14,961	56,247
Total increase (decrease) in net assets	211,825,003	356,019,291

Net Assets
Beginning of period	581,222,162	225,202,871
End of period (including distributions in excess of net investment income of $63,798 and distributions in excess of net investment income of $122,365, respectively)	$ 793,047,165	$ 581,222,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.087	.013
Net realized and unrealized gain (loss)	(.010)	.011
Total from investment operations	.077	.024
Distributions from net investment income	(.084)	(.014)
Distributions from net realized gain	(.003)	-
Total distributions	(.087)	(.014)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C, D	.77%	.24%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.85% A
Expenses net of voluntary waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	1.72% A	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,110	$ 316
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.086	.013
Net realized and unrealized gain (loss)	(.008)	.010
Total from investment operations	.078	.023
Distributions from net investment income	(.085)	(.013)
Distributions from net realized gain	(.003)	-
Total distributions	(.088)	(.013)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C, D	.78%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.86% A
Expenses net of voluntary waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	1.72% A	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,521	$ 356
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Ultra-Short Bond

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.095	.122	.137
Net realized and unrealized gain (loss)	(.009)	.029	.052
Total from investment operations	.086	.151	.189
Distributions from net investment income	(.093)	(.122)	(.173)
Distributions from net realized gain	(.003)	-	-
Total distributions	(.096)	(.122)	-
Redemption fees added to paid in capital D	- G	.001	.004
Net asset value, end of period	$ 10.04	$ 10.05	$ 10.02
Total Return B, C	.86%	1.52%	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.62%	.70% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.55% A
Expenses net of all reductions	.55% A	.55%	.55% A
Net investment income	1.87% A	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,720	$ 580,174	$ 225,203
Portfolio turnover rate	27% A	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.093	.015
Net realized and unrealized gain (loss)	(.006)	.010
Total from investment operations	.087	.025
Distributions from net investment income	(.094)	(.015)
Distributions from net realized gain	(.003)	-
Total distributions	(.097)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C	.87%	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.58% A	.67% A
Expenses net of voluntary waivers, if any	.55% A	.55% A
Expenses net of all reductions	.55% A	.55% A
Net investment income	1.87% A	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 696	$ 376
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Fidelity Ultra Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, and excise tax regulations .

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,240,538
Unrealized depreciation	(820,914)
Net unrealized appreciation (depreciation)	$ 419,624
Cost for federal income tax purposes	$ 805,069,366

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $225,995,726 and $34,366,869, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 940	$ 58
Class T	0%	.15%	1,065	73
			$ 2,005	$ 131

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,781
Class T	1,094
$ 3,875

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Ultra Short Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,085	.17*
Class T	1,357	.19*
Fidelity Ultra-Short Bond	465,092	.14*
Institutional Class	786	.11*
	$ 468,320

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,647,426 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.70%	$ 603
Class T	.70%	830
Fidelity Ultra-Short Bond	.55%	215,832
Institutional Class	.55%	241
		$ 217,506

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $782. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Ultra-Short Bond	$ 2,687

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004 A
From net investment income
Class A	$ 10,798	$ 200
Class T	12,323	262
Fidelity Ultra-Short Bond	6,197,402	4,707,454
Institutional Class	14,248	471
Total	$ 6,234,771	$ 4,708,387
From net realized gain
Class A	$ 407	$ -
Class T	503	-
Fidelity Ultra-Short Bond	212,634	-
Institutional Class	428	-
Total	$ 213,972	$ -

A Distributions for Class A, Class T, and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004 A	Six months ended January 31, 2005	Year ended July 31, 2004 A
Class A
Shares sold	209,860	31,506	$ 2,108,875	$ 316,495
Reinvestment of distributions	1,075	19	10,797	195
Shares redeemed	(32,307)	(78)	(324,912)	(780)
Net increase (decrease)	178,628	31,447	$ 1,794,760	$ 315,910
Class T
Shares sold	228,671	35,358	$ 2,299,046	$ 355,050
Reinvestment of distributions	806	26	8,096	262
Shares redeemed	(113,433)	-	(1,139,874)	-
Net increase (decrease)	116,044	35,384	$ 1,167,268	$ 355,312
Fidelity Ultra-Short Bond
Shares sold	35,058,168	59,927,755	$ 352,251,145	$ 602,349,405
Reinvestment of distributions	561,740	418,048	5,643,535	4,203,573
Shares redeemed	(14,813,913)	(25,071,625)	(148,853,680)	(252,053,274)
Net increase (decrease)	20,805,995	35,274,178	$ 209,041,000	$ 354,499,704
Institutional Class
Shares sold	252,648	37,405	$ 2,541,545	$ 375,544
Reinvestment of distributions	1,370	47	13,769	471
Shares redeemed	(222,115)	-	(2,231,527)	-
Net increase (decrease)	31,903	37,452	$ 323,787	$ 376,015

A Share transactions for Class A, Class T, and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to
July 31, 2004.

Semiannual Report

Fidelity Ultra-Short Central Fund

January 31, 2005 (Unaudited)

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ULB-USAN-0305
1.789738.101

Fidelity Advisor

Ultra-Short Bond

Fund - Class A and Class T

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Top Fifty Securities and Derivatives of Fidelity's Fixed-Income Central Fund	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.54
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Class T
Actual	$ 1,000.00	$ 1,007.80	$ 3.54
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Fidelity Ultra-Short Bond
Actual	$ 1,000.00	$ 1,008.60	$ 2.78
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80
Institutional Class
Actual	$ 1,000.00	$ 1,008.70	$ 2.78
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%
Class T	.70%
Fidelity Ultra-Short Bond	.55%
Institutional Class	.55%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
U.S. Government and U.S. Government Agency Obligations 19.4%	U.S. Government and U.S. Government Agency Obligations 16.3%
AAA 23.7%	AAA 20.4%
AA 6.5%	AA 7.1%
A 11.9%	A 12.4%
BBB 10.4%	BBB 9.1%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 5.2%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 22.8%	Short-Term Investments and Net Other Assets 30.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2005
6 months ago
Years	1.6	1.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	0.4	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Corporate Bonds 5.5%		Corporate Bonds 5.4%
	U.S. Government and U.S. Government Agency Obligations 19.4%		U.S. Government and U.S. Government Agency Obligations 16.3%
	Asset-Backed Securities 31.5%		Asset-Backed Securities 32.1%
	CMOs and Other Mortgage Related Securities 20.8%		CMOs and Other Mortgage Related Securities 15.4%
	Short-Term Investments and Net Other Assets 22.8%		Short-Term Investments and Net Other Assets 30.8%
* Foreign investments	4.3%	** Foreign investments	4.1%
* Futures and Swaps	14.2%	** Futures and Swaps	14.6%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (f)	$ 630,000	$ 631,913
2.96% 5/24/06 (f)	800,000	803,446
3.21% 8/8/06 (f)	600,000	606,347
		2,041,706
Media - 0.7%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	951,312
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	474,740
Cox Communications, Inc. 3.04% 12/14/07 (b)(f)	1,530,000	1,532,722
Liberty Media Corp. 3.99% 9/17/06 (f)	2,350,000	2,377,472
		5,336,246
TOTAL CONSUMER DISCRETIONARY		7,377,952
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	304,812
ENERGY - 0.2%
Oil & Gas - 0.2%
Duke Energy Field Services LLC 7.5% 8/16/05	1,000,000	1,022,624
Enterprise Products Operating LP 4% 10/15/07 (b)	670,000	666,774
		1,689,398
FINANCIALS - 1.0%
Capital Markets - 0.0%
State Street Capital Trust II 2.79% 2/15/08 (f)	300,000	301,289
Consumer Finance - 0.3%
General Motors Acceptance Corp.:
3.68% 9/23/08 (f)	1,500,000	1,449,711
3.92% 10/20/05 (f)	1,000,000	1,004,418
		2,454,129
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	408,909
Real Estate - 0.5%
Arden Realty LP 8.875% 3/1/05	500,000	502,260
Duke Realty LP 6.875% 3/15/05	300,000	301,388
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Regency Centers LP 7.125% 7/15/05	$ 400,000	$ 407,154
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,611,524
		3,822,326
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 2.89% 6/2/06 (f)	500,000	502,275
TOTAL FINANCIALS		7,488,928
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,724,907
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	2,024,291
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,960,000	1,995,995
France Telecom SA 7.95% 3/1/06 (a)	440,000	459,560
GTE Corp. 6.36% 4/15/06	1,000,000	1,032,065
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,014,874
7.125% 1/30/06	500,000	517,414
Telefonica Europe BV 7.35% 9/15/05	500,000	512,620
TELUS Corp. yankee 7.5% 6/1/07	1,000,000	1,079,777
		8,636,596
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	936,690
TOTAL TELECOMMUNICATION SERVICES		9,573,286
UTILITIES - 0.6%
Electric Utilities - 0.5%
Duke Capital LLC 6.25% 7/15/05	2,000,000	2,027,794
Progress Energy, Inc. 6.75% 3/1/06	2,105,000	2,175,080
		4,202,874
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 696,846
TOTAL UTILITIES		4,899,720
TOTAL NONCONVERTIBLE BONDS (Cost $33,156,182)		33,059,003
U.S. Government Agency Obligations - 10.0%

Fannie Mae:
1.55% 5/4/05	10,000,000	9,971,000
2.15% 4/13/06	9,700,000	9,573,541
3.125% 7/15/06	35,000,000	34,899,850
6.25% 3/22/12	2,995,000	3,009,825
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,982,970
1.35% 4/29/05	10,000,000	9,968,440
Freddie Mac 0% 4/19/05 (d)	2,000,000	1,989,348
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,559,845)		79,394,974
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
5.5% 11/1/16 to 2/1/19	5,185,681	5,354,822
5.5% 2/1/20 (c)	706,959	729,051
6.5% 7/1/16 to 8/1/32	584,430	614,387
7% 8/1/17 to 5/1/32	1,971,161	2,086,833
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,776,884)		8,785,093
Asset-Backed Securities - 19.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.83% 7/25/34 (f)	829,104	829,067
Series 2004-3:
Class 2A4, 2.88% 10/25/34 (f)	1,200,000	1,202,136
Class 2M3, 3.65% 10/25/34 (f)	210,000	213,596
Class 2M4, 3.88% 10/25/34 (f)	85,000	86,295
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Accredited Mortgage Loan Trust: - continued
Series 2004-4:
Class A2D, 2.88% 1/25/35 (f)	$ 512,077	$ 512,077
Class M2, 3.58% 1/25/35 (f)	175,000	175,000
Class M3, 3.78% 1/25/35 (f)	75,000	75,000
ACE Securities Corp.:
Series 2002-HE2 Class M1, 3.38% 8/25/32 (f)	175,000	175,969
Series 2003-FM1 Class M2, 4.38% 11/25/32 (f)	145,000	148,023
Series 2003-HE1:
Class A2, 2.94% 11/25/33 (f)	371,864	373,230
Class M1, 3.18% 11/25/33 (f)	120,000	120,955
Class M2, 4.23% 11/25/33 (f)	75,000	76,924
Series 2003-HS1:
Class M1, 3.28% 6/25/33 (f)	50,000	50,307
Class M2, 4.28% 6/25/33 (f)	50,000	51,016
Series 2003-NC1 Class M1, 3.31% 7/25/33 (f)	100,000	100,978
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (f)	150,000	150,019
Class M2, 3.63% 2/25/34 (f)	175,000	175,064
Series 2005-SD1 Class A1, 2.93% 11/25/50 (f)	481,009	481,009
American Express Credit Account Master Trust:
Series 2004-1 Class B, 2.73% 9/15/11 (f)	410,000	411,849
Series 2004-5 Class B, 2.73% 4/16/12 (f)	2,150,000	2,156,506
Series 2004-C Class C, 2.98% 2/15/12 (b)(f)	1,200,000	1,202,249
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.1954% 9/12/07 (f)	190,110	190,140
Series 2002-A Class A3, 2.6% 10/12/06 (f)	2,411	2,411
Series 2003-AM Class A4B, 2.87% 11/6/09 (f)	600,000	603,310
Series 2003-BX Class A4B, 2.78% 1/6/10 (f)	140,000	140,712
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	996,523
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	364,246
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 3.53% 2/25/33 (f)	105,000	106,055
Series 2002-AR1 Class M2, 3.83% 9/25/32 (f)	490,000	491,065
Series 2003-1:
Class A2, 2.94% 2/25/33 (f)	50,939	51,117
Class M1, 3.43% 2/25/33 (f)	100,000	101,601
Series 2003-3 Class M1, 3.33% 3/25/33 (f)	75,000	75,372
Series 2003-6:
Class AV3, 2.85% 8/25/33 (f)	80,568	80,616
Class S, 5% 5/25/33 (h)	2,861,878	77,929
Series 2003-7 Class M1, 3.38% 8/25/33 (f)	140,000	141,265
Series 2003-AR1 Class M1, 3.68% 1/25/33 (f)	500,000	504,370
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 2.96% 4/25/34 (f)	$ 85,000	$ 84,996
Class M2, 3.01% 4/25/34 (f)	75,000	74,997
Series 2004-R9:
Class A3, 2.85% 10/25/34 (f)	1,020,000	1,022,362
Class M2, 3.18% 10/25/34 (f)	720,000	724,449
Class M4, 3.7% 10/25/34 (f)	925,000	940,670
Series 2005-R1:
Class M1, 0% 3/15/35 (c)(f)	770,000	770,000
Class M2, 0% 3/15/35 (c)(f)	260,000	260,000
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 3.28% 8/25/32 (f)	100,000	100,742
Series 2002-BC7:
Class M1, 3.33% 10/25/32 (f)	450,000	452,251
Class M2, 3.43% 10/25/32 (f)	300,000	301,994
Series 2003-BC1 Class M2, 3.63% 1/25/32 (f)	175,000	175,677
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.83% 5/25/10 (b)(f)	24,327	24,205
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.33% 9/25/33 (f)	800,000	827,483
Series 2003-W6 Class AV2, 2.9% 1/25/34 (f)	408,707	409,338
Series 2004-W7:
Class M1, 3.08% 5/25/34 (f)	305,000	304,986
Class M2, 3.13% 5/25/34 (f)	250,000	249,989
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 3.68% 1/25/34 (f)	230,000	233,881
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.61% 8/15/32 (f)	100,000	100,394
Series 2002-HE3 Class 2A, 2.88% 10/15/32 (f)	5,311	5,312
Series 2003-HE2:
Class A2, 2.86% 4/15/33 (f)	97,621	97,730
Class M1, 3.38% 4/15/33 (f)	1,000,000	1,008,702
Series 2003-HE3 Class A2, 2.83% 6/15/33 (f)	33,664	33,675
Series 2003-HE4:
Class A3, 2.7% 8/15/33 (f)	66,743	66,761
Class M2, 4.48% 8/15/33 (f)	285,000	291,514
Series 2003-HE5 Class A2A, 2.84% 8/15/33 (f)	164,984	165,155
Series 2003-HE6 Class M1, 3.18% 11/25/33 (f)	215,000	216,658
Series 2003-HE7 Class A3, 2.84% 12/15/33 (f)	377,404	378,654
Series 2004-HE6 Class A2, 2.89% 6/25/34 (f)	2,368,822	2,368,720
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(f)	$ 1,120,000	$ 1,120,000
Class M2, 3.04% 3/25/35 (c)(f)	280,000	280,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (f)	465,000	467,497
Series 2002-B2 Class B2, 2.82% 5/15/08 (f)	100,000	100,095
Series 2002-B3 Class B, 2.84% 8/15/08 (f)	500,000	500,936
Series 2002-C1 Class C1, 3.44% 12/15/09 (f)	675,000	684,015
Series 2002-C2 Class C2, 3.47% 5/15/08 (f)	2,850,000	2,861,962
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (f)	1,148,528	1,149,605
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (f)	295,281	295,762
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (f)	534,526	535,122
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.28% 9/25/34 (f)	390,000	393,335
Class M3, 3.58% 9/25/34 (f)	265,000	267,242
Class M4, 3.73% 9/25/34 (f)	225,000	227,907
Class M5, 3.93% 9/25/34 (f)	210,000	213,724
Series 2004-FR3 Class M3, 3.7% 9/25/34 (f)	845,000	846,431
Series 2004-HE9 Class M2, 3.73% 11/25/34 (f)	490,000	491,467
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 2.95% 6/15/10 (b)(f)	206,609	207,368
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.76% 1/15/10 (f)	425,000	426,634
Series 2004-B Class A4, 2.59% 8/15/11 (f)	1,700,000	1,699,919
Capital One Master Trust:
Series 2001-1 Class B, 2.99% 12/15/10 (f)	500,000	504,402
Series 2001-8A Class B, 3.03% 8/17/09 (f)	405,000	407,922
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (f)	1,035,000	1,037,277
Series 2003-B1 Class B1, 3.65% 2/17/09 (f)	1,135,000	1,148,053
Series 2003-B6 Class B6, 3.01% 9/15/11 (f)	1,125,000	1,137,245
Series 2004-B1 Class B1, 2.92% 11/15/11 (f)	1,180,000	1,187,093
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(f)	265,000	265,000
Class B, 3.25% 7/20/39 (b)(f)	140,000	140,000
Class C, 3.6% 7/20/39 (b)(f)	180,000	180,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CDC Mortgage Capital Trust:
Series 2002-HE3:
Class M1, 3.63% 3/25/33 (f)	$ 299,999	$ 306,436
Class M2, 4.78% 3/25/33 (f)	489,999	501,146
Series 2003-HE1 Class M2, 4.48% 8/25/33 (f)	215,000	219,067
Series 2003-HE2 Class A, 2.88% 10/25/33 (f)	229,892	230,596
Series 2003-HE3:
Class M1, 3.23% 11/25/33 (f)	104,999	106,111
Class M2, 4.28% 11/25/33 (f)	80,000	81,877
Series 2003-HE4 Class A2, 2.76% 3/25/34 (f)	385,827	386,029
Series 2004-HE2 Class M2, 3.73% 7/26/34 (f)	175,000	174,992
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.96% 3/16/09 (f)	200,000	201,284
Series 2002-2 Class C, 3.38% 7/16/07 (f)	1,170,000	1,171,383
Series 2002-6 Class B, 2.83% 1/15/08 (f)	150,000	150,174
Series 2004-1 Class B, 2.68% 5/15/09 (f)	295,000	294,986
Chase Issuance Trust Series 2004-C3 Class C3, 2.95% 6/15/12 (f)	1,645,000	1,648,652
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (f)	900,000	901,966
Series 2001-B2 Class B2, 2.93% 12/10/08 (f)	615,000	618,552
Series 2002-B1 Class B1, 2.8788% 6/25/09 (f)	655,000	657,758
Series 2002-C1 Class C1, 3.2% 2/9/09 (f)	900,000	912,227
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	1,685,000	1,725,933
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.43% 6/25/31 (f)	135,550	135,641
Series 2002-6 Class AV1, 2.96% 5/25/33 (f)	111,552	111,811
Series 2003-BC1 Class M2, 4.53% 9/25/32 (f)	1,025,000	1,052,871
Series 2003-SD3 Class A1, 2.95% 12/25/32 (b)(f)	97,547	98,021
Series 2004-2 Class M1, 3.03% 5/25/34 (f)	375,000	374,983
Series 2004-3:
Class 3A4, 2.78% 8/25/34 (f)	9,328,000	9,277,441
Class M1, 3.03% 6/25/34 (f)	100,000	100,094
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 4.03% 10/25/32 (f)	75,000	76,339
Series 2003-8 Class A2, 2.92% 4/25/34 (f)	335,104	336,453
Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (f)	533,492	533,469
Class B1, 4.33% 4/25/34 (f)	605,000	604,971
Class M3, 3.18% 4/25/34 (f)	610,000	609,973
Discover Card Master Trust I Series 2003-4 Class B1, 2.81% 5/16/11 (f)	550,000	553,451
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	565,132	8,919
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2004-T5:
Class AB1, 2.78% 5/28/35 (f)	$ 1,442,432	$ 1,440,629
Class AB3, 2.922% 5/28/35 (f)	1,288,897	1,290,105
Class AB8, 2.88% 5/28/35 (f)	1,295,391	1,295,998
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 3.21% 11/25/33 (f)	100,000	101,091
Series 2004-1 Class M2, 3.63% 1/25/35 (f)	300,000	303,741
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (f)	25,000	24,999
Class M4, 3.43% 3/25/34 (f)	25,000	24,999
Class M6, 3.78% 3/25/34 (f)	25,000	25,223
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(f)	785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07 (f)	650,000	653,259
Fremont Home Loan Trust:
Series 2004-A Class M2, 3.68% 1/25/34 (f)	375,000	374,983
Series 2004-C:
Class 2A2, 3.08% 8/25/34 (f)	1,000,000	1,005,083
Class M1, 3.18% 8/25/34 (f)	540,000	544,017
Class M3, 3.68% 8/25/34 (f)	1,000,000	1,020,056
GE Business Loan Trust Series 2003-1 Class A, 2.91% 4/15/31 (b)(f)	312,610	314,843
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.71% 8/15/08 (f)	80,000	80,106
Class C, 3.41% 8/15/08 (f)	295,000	296,509
Series 6 Class B, 2.67% 2/17/09 (f)	75,000	75,087
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 3.32% 3/20/33 (f)	750,000	759,180
Series 2004-FF3 Class M2, 3.67% 5/25/34 (f)	370,000	369,983
Series 2004-FM1:
Class M1, 3.18% 11/25/33 (f)	195,000	194,991
Class M2, 3.93% 11/25/33 (f)	135,000	137,338
5.5% 11/25/32 (b)	94,255	94,255
GSAMP Trust:
Series 2002-NC1 Class A2, 2.85% 7/25/32 (f)	77,907	78,566
Series 2004-AHL:
Class A2D, 2.89% 8/25/34 (f)	3,101,050	3,111,386
Class M2, 3.68% 8/25/34 (f)	250,000	250,000
Series 2004-FM2 Class M1, 3.03% 1/25/34 (f)	250,000	249,989
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-HE1:
Class M1, 3.08% 5/25/34 (f)	$ 320,000	$ 319,986
Class M2, 3.68% 5/25/34 (f)	150,000	148,869
Class M3, 3.93% 5/25/34 (f)	100,000	99,256
Series 2005-NC1 Class M1, 2.95% 2/25/35 (f)	1,205,000	1,205,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.5% 9/20/09 (b)(f)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 2.97% 2/25/33 (f)	14,679	14,689
Series 2002-4:
Class A3, 3.01% 3/25/33 (f)	111,351	111,547
Class M2, 4.58% 3/25/33 (f)	125,000	127,100
Series 2002-5:
Class A3, 3.05% 5/25/33 (f)	170,781	171,870
Class M1, 3.73% 5/25/33 (f)	200,000	204,483
Series 2003-1:
Class A2, 3% 6/25/33 (f)	405,800	406,842
Class M1, 3.53% 6/25/33 (f)	300,000	302,188
Series 2003-2:
Class A2, 2.91% 8/25/33 (f)	27,074	27,172
Class M1, 3.41% 8/25/33 (f)	80,000	81,061
Series 2003-3:
Class A2, 2.89% 8/25/33 (f)	151,828	152,332
Class M1, 3.39% 8/25/33 (f)	330,000	334,318
Series 2003-4:
Class M1, 3.33% 10/25/33 (f)	170,000	171,725
Class M2, 4.43% 10/25/33 (f)	200,000	203,085
Series 2003-5:
Class A2, 2.88% 12/25/33 (f)	461,730	463,122
Class M1, 3.23% 12/25/33 (f)	160,000	161,512
Class M2, 4.26% 12/25/33 (f)	70,000	72,032
Series 2003-7 Class A2, 2.91% 3/25/34 (f)	907,897	911,001
Series 2003-8 Class M1, 3.25% 4/25/34 (f)	260,000	262,319
Series 2004-4 Class A2, 2.85% 10/25/34 (f)	978,498	981,492
Series 2004-6 Class A2, 2.88% 12/25/34 (f)	1,581,183	1,585,243
Series 2005-1:
Class M1, 2.9888% 5/25/35 (f)	1,270,000	1,270,000
Class M2, 3.0088% 5/25/35 (f)	510,000	510,000
Class M3, 3.0588% 5/25/35 (f)	760,000	760,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.77% 8/15/08 (f)	500,000	500,891
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08 (f)	$ 300,000	$ 300,989
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.95% 7/20/32 (f)	66,820	66,968
Series 2003-1 Class M, 3.13% 10/20/32 (f)	56,079	56,184
Series 2003-2:
Class A, 2.83% 9/20/33 (f)	268,817	269,662
Class M, 3.08% 9/20/33 (f)	127,494	127,915
Series 2004-1 Class M, 3.02% 9/20/33 (f)	347,531	348,331
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 3.15% 5/20/32 (f)	64,357	64,440
Series 2003-HC1 Class M, 3.15% 2/20/33 (f)	122,496	123,107
Series 2003-HC2 Class M, 3.1% 6/20/33 (f)	231,661	231,882
Series 2004-HC1:
Class A, 2.85% 2/20/34 (f)	845,724	847,431
Class M, 3% 2/20/34 (f)	512,916	513,358
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 2.65% 1/18/11 (f)	1,000,000	1,001,829
Series 2002-3 Class B, 3.73% 9/15/09 (f)	150,000	150,988
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.72% 12/17/07 (f)	283,239	283,328
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (c)(f)	1,870,000	1,870,000
Class M1, 3.06% 6/25/35 (c)(f)	550,000	550,000
Class M2, 3.08% 6/25/35 (c)(f)	375,000	375,000
Class M3, 3.11% 6/25/35 (c)(f)	250,000	250,000
Class M4, 3.29% 6/25/35 (c)(f)	672,000	672,000
Class M5, 3.32% 6/25/35 (c)(f)	410,000	410,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (f)	328,016	329,082
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 2.93% 3/25/33 (f)	34,454	34,501
Series 2003-2 Class M1, 3.35% 6/25/33 (f)	500,000	504,876
Series 2003-3 Class M1, 3.28% 7/25/33 (f)	340,000	343,405
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 3.02% 11/25/34 (f)	240,690	241,067
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.08% 7/25/34 (f)	485,000	486,908
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.28% 3/17/08 (b)(f)	1,000,000	1,003,800
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (f)	1,250,000	1,252,897
Series 2001-B2 Class B2, 2.84% 1/15/09 (f)	1,000,000	1,003,611
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
Series 2002-B2 Class B2, 2.86% 10/15/09 (f)	$ 1,034,000	$ 1,039,749
Series 2002-B4 Class B4, 2.98% 3/15/10 (f)	630,000	635,955
Series 2003-B2 Class B2, 2.87% 10/15/10 (f)	125,000	125,949
Series 2003-B3 Class B3, 2.855% 1/18/11 (f)	1,550,000	1,558,648
Series 2003-B5 Class B5, 2.85% 2/15/11 (f)	2,000,000	2,017,375
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (f)	200,000	201,279
Series 1998-G Class B, 2.88% 2/17/09 (f)	500,000	501,502
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (f)	150,000	149,993
Class M2, 3.08% 7/25/34 (f)	25,000	24,999
Class M3, 3.48% 7/25/34 (f)	50,000	49,998
Class M4, 3.63% 7/25/34 (f)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.13% 11/25/09 (b)(f)	3,393	3,394
Series 2004-FM1 Class M2, 3.68% 1/25/35 (f)	150,000	152,605
Series 2004-HE2:
Class A1B, 3% 8/25/35 (f)	912,400	914,640
Class A2B, 2.91% 8/25/35 (f)	1,510,000	1,515,883
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (f)	125,000	126,873
Series 2003-HE1 Class M2, 4.43% 5/25/33 (f)	325,000	329,366
Series 2003-NC10 Class M1, 3.21% 10/25/33 (f)	830,000	834,525
Series 2003-NC5 Class M2, 4.53% 4/25/33 (f)	200,000	203,552
Series 2003-NC6 Class M2, 4.48% 6/27/33 (f)	630,000	648,441
Series 2003-NC8 Class M1, 3.23% 9/25/33 (f)	120,000	120,990
Series 2004-HE6 Class A2, 2.87% 8/25/34 (f)	1,746,017	1,746,372
Series 2004-NC6 Class A2, 2.87% 7/25/34 (f)	501,382	502,263
Series 2004-NC7 Class A3, 2.83% 7/25/34 (f)	2,000,000	2,003,752
Series 2005-1:
Class M2, 3.0288% 1/25/35 (f)	570,000	570,000
Class M3, 3.0788% 1/25/35 (f)	525,000	525,000
Class M4, 3.2588% 1/25/35 (f)	100,000	100,000
Series 2005-HE1:
Class A3B, 2.7644% 12/25/34 (f)	505,000	505,000
Class M1, 2.9944% 12/25/34 (f)	150,000	150,000
Class M2, 3.0144% 12/25/34 (f)	385,000	385,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.38% 2/25/32 (f)	710,724	716,907
Class M2, 3.93% 2/25/32 (f)	500,000	506,056
Series 2001-NC1 Class M2, 3.6% 10/25/31 (f)	98,019	98,265
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2001-NC2 Class B1, 4.48% 1/25/32 (f)	$ 428,240	$ 427,546
Series 2001-NC3 Class M2, 4.03% 10/25/31 (f)	225,000	227,043
Series 2001-NC4:
Class M1, 3.53% 1/25/32 (f)	136,710	137,654
Class M2, 4.18% 1/25/32 (f)	105,000	105,929
Series 2002-AM3 Class A3, 3.02% 2/25/33 (f)	58,976	59,113
Series 2002-HE1 Class M1, 3.13% 7/25/32 (f)	145,000	146,155
Series 2002-HE2 Class M2, 3.78% 8/25/32 (f)	100,000	100,759
Series 2002-NC3 Class M1, 3.25% 8/25/32 (f)	100,000	101,120
Series 2002-NC4 Class M2, 4.13% 9/25/32 (f)	75,000	75,937
Series 2002-OP1 Class M1, 3.28% 9/25/32 (f)	95,000	95,822
Series 2003-NC1 Class M2, 4.58% 11/25/32 (f)	130,000	131,778
Series 2003-NC2 Class M2, 4.53% 2/25/33 (f)	165,000	168,952
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	451,254	452,492
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 2.96% 1/25/33 (f)	50,782	50,840
Class AIO, 3.5% 3/25/05 (f)(h)	13,302,840	35,918
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.62% 6/15/09 (f)	927,516	928,551
Series 2004-A Class A4A, 2.55% 6/15/10 (f)	1,325,000	1,325,888
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (f)	100,000	100,085
Class M4, 3.505% 6/25/34 (f)	170,000	170,436
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.98% 12/25/33 (f)	497,180	498,120
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	467,997
Option One Mortgage Loan Trust Series 2003-6 Class M1, 3.18% 11/25/33 (f)	1,025,000	1,033,040
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	1,317,056	1,315,080
Park Place Securities Nims Trust Series 2004-MHQ1:
Class A, 2.487% 12/25/34 (b)	329,181	329,181
Class B, 3.474% 12/25/34 (b)	220,000	220,000
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 3.63% 1/25/35 (f)	945,000	967,360
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (f)	270,000	271,899
Class M2, 3.21% 9/25/34 (f)	160,000	161,575
Class M3, 3.78% 9/25/34 (f)	310,000	310,105
Class M4, 3.98% 9/25/34 (f)	435,000	435,219
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Park Place Securities, Inc.: - continued
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (f)	$ 1,318,279	$ 1,322,787
Series 2004-WWF1 Class A5, 3% 1/25/35 (f)	645,970	649,858
Series 2005-WCH1:
Class A3B, 2.65% 1/25/35 (f)	360,000	359,795
Class M2, 2.95% 1/25/35 (f)	1,130,000	1,130,000
Class M3, 2.99% 1/25/35 (f)	425,000	425,000
Class M5, 3.31% 1/25/35 (f)	400,000	400,000
Class M6, 3.41% 1/25/35 (f)	300,000	300,000
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(f)	400,000	402,389
Residental Asset Securities Corp. Series 2004-KS10 Class M2, 3.68% 11/25/34 (f)	395,000	396,025
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 3.78% 10/25/34 (f)	1,300,000	1,316,079
Series 2004-RS6:
Class 2M2, 3.83% 6/25/34 (f)	250,000	249,989
Class 2M3, 3.98% 6/25/34 (f)	250,000	249,988
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.93% 4/25/33 (f)	71,830	72,141
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (f)	415,000	416,664
Sears Credit Account Master Trust II:
Series 2002-4:
Class A, 2.61% 8/18/09 (f)	800,000	800,481
Class B, 2.905% 8/18/09 (f)	1,080,000	1,081,436
Series 2002-5 Class B, 3.73% 11/17/09 (f)	500,000	500,882
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 3.18% 8/25/34 (f)	1,000,000	1,003,609
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (f)	105,758	105,754
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(f)	675,000	676,793
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (f)	515,582	518,249
Series 2003-6HE Class A1, 3% 11/25/33 (f)	182,198	182,653
Series 2003-8HE Class A, 3% 12/25/34 (f)	232,979	233,107
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(f)	233,742	234,253
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	156,758	156,651
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	660,000	661,962
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
WFS Financial Owner Trust: - continued
Series 2004-4 Class D, 3.58% 5/17/12	$ 550,000	$ 547,621
Series 2005-1 Class D, 4.25% 8/15/12	495,000	494,180
TOTAL ASSET-BACKED SECURITIES (Cost $153,438,703)		153,958,813
Collateralized Mortgage Obligations - 13.4%

Private Sponsor - 10.6%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.93% 2/25/35 (f)	1,857,966	1,863,904
Series 2004-4 Class 5A2, 2.93% 3/25/35 (f)	594,044	594,531
Series 2005-1 Class 5A2, 2.88% 5/25/35 (f)	1,025,000	1,025,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (f)	3,050,000	3,050,000
Countrywide Home Loans floater Series 2005-1 Class 2A1, 2.84% 3/25/35 (f)	2,250,000	2,250,000
Countrywide Home Loans, Inc. floater Series 2004-16 Class A1, 2.93% 9/25/34 (f)	1,067,375	1,066,286
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.93% 3/25/34 (f)	583,760	583,443
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (f)	246,177	246,446
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (f)	376,484	375,670
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (f)	482,231	482,409
Series 2004-AR7 Class 6A2, 2.91% 8/25/34 (f)	795,609	796,352
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (f)	734,387	735,383
Series 2003-TFLA Class F, 2.9433% 4/15/13 (b)(f)	235,000	234,875
Fieldstone Mortgage Investment Corp. floater Series 2004-1 Class 2A, 2.82% 1/25/35 (f)	2,181,630	2,181,163
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (f)	842,143	840,298
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (f)	700,000	700,000
Class B1, 2.7246% 12/21/54 (f)	950,000	950,000
Class M1, 2.8246% 12/21/54 (f)	700,000	700,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (f)	95,000	95,007
Class 1C, 3.41% 3/20/44 (f)	280,000	281,044
Class 1M, 2.92% 3/20/44 (f)	130,000	130,186
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (f)	$ 500,000	$ 499,863
Class 1B, 2.68% 6/20/44 (f)	100,000	100,004
Class 1C, 3.21% 6/20/44 (f)	365,000	365,699
Class 1M, 2.79% 6/20/44 (f)	185,000	185,007
Series 2004-3:
Class 1B, 2.67% 9/20/44 (f)	200,000	200,000
Class 1C, 3.1% 9/20/44 (f)	605,000	605,605
Class 1M, 2.78% 9/20/44 (f)	100,000	99,980
GSAMP Trust floater Series 2004-11 Class 2A1, 2.86% 12/20/34 (f)	2,358,253	2,358,253
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (f)	195,000	196,784
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (f)	145,000	144,955
Class C, 3.26% 7/15/40 (f)	2,080,000	2,080,650
Series 2:
Class A, 2.72% 4/15/11 (f)	1,400,000	1,399,453
Class B, 2.81% 7/15/40 (f)	190,000	190,038
Class C, 3.36% 7/15/40 (f)	775,000	776,635
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (f)	1,446,341	1,450,437
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9% 3/25/35 (f)	1,191,421	1,192,166
Series 2004-6 Class 1A2, 2.92% 10/25/34 (f)	453,313	452,834
Series 2005-1:
Class M1, 3.0288% 4/25/35 (f)	475,000	475,000
Class M2, 3.0588% 4/25/35 (f)	840,000	840,000
Class M3, 3.1088% 4/25/35 (f)	205,000	205,000
Class M4, 3.3288% 4/25/35 (f)	125,000	125,000
Class M5, 3.3588% 4/25/35 (f)	125,000	125,000
Class M6, 3.4288% 4/25/35 (f)	195,000	195,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (f)	882,742	913,294
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 2.91% 11/25/34 (f)	1,248,822	1,249,929
Class 2A2, 2.97% 11/25/34 (f)	274,927	275,185
Series 2005-1 Class 1A1, 2.82% 3/25/35 (f)	2,230,000	2,230,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust: - continued
Series 2004-6 Class 4A2, 4.181% 7/25/34 (c)(f)	$ 3,000,000	$ 2,989,431
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 2.92% 3/25/28 (f)	398,735	400,921
Class 2A2, 2.36% 3/25/28 (f)	142,405	143,185
Series 2003-B Class A1, 2.87% 4/25/28 (f)	366,573	368,372
Series 2003-D Class A, 2.84% 8/25/28 (f)	1,785,675	1,787,974
Series 2003-E Class A2, 2.28% 10/25/28 (f)	786,578	784,891
Series 2003-F Class A2, 2.46% 10/25/28 (f)	794,555	793,587
Series 2004-A Class A2, 2.37% 4/25/29 (f)	1,041,700	1,036,319
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	1,028,214	1,025,860
Series 2004-C Class A2, 3.07% 7/25/29 (f)	1,425,034	1,421,947
Series 2004-D Class A2, 2.34% 9/25/29 (f)	1,391,663	1,390,134
Series 2004-E Class A2D, 2.64% 11/25/29 (f)	1,443,366	1,441,618
Series 2004-G Class A2, 3.07% 11/25/29 (f)	586,335	586,885
Series 2003-G Class XA1, 1% 1/25/29 (h)	3,201,544	47,058
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (f)	659,695	659,694
Class A2, 2.98% 12/25/34 (f)	891,080	891,079
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (f)	2,000,000	2,010,765
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	205,000	207,130
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (f)	1,145,000	1,144,685
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (f)	260,000	259,930
Series 2 Class C, 3.11% 6/10/42 (f)	390,000	391,357
Series 3 Class C, 3.28% 6/10/42 (f)	825,000	826,452
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (f)	500,000	499,766
Class 2C, 2.91% 6/10/42 (f)	650,000	649,492
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	386,937	395,496
Series 2004-SL2 Class A1, 6.5% 10/25/16	166,663	170,824
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.22% 3/10/35 (b)(f)	97,227	98,960
Class B5, 4.77% 3/10/35 (b)(f)	97,227	99,206
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.03% 11/25/34 (f)	$ 201,628	$ 202,717
Series 2003-RP2 Class A1, 2.98% 6/25/33 (b)(f)	272,597	273,565
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	11,749,048	113,132
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (f)	728,564	727,264
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	381,878	381,532
Series 2004-1 Class A, 3.2025% 2/20/34 (f)	562,157	561,002
Series 2004-10 Class A4, 2.58% 11/20/34 (f)	1,630,011	1,625,419
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	2,460,716	2,464,561
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	428,366	426,063
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	693,054	693,054
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (f)	891,532	890,704
Class A3B, 3.16% 7/20/34 (f)	1,783,064	1,781,620
Series 2004-7:
Class A3A, 2.285% 8/20/34 (f)	936,862	935,919
Class A3B, 2.51% 7/20/34 (f)	1,819,150	1,831,541
Series 2004-8 Class A2, 2.35% 9/20/34 (f)	2,797,210	2,795,116
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	1,110,000	1,110,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(f)	332,447	332,571
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34 (f)	3,298,770	3,304,259
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	224,121	225,462
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	98,362	102,272
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34 (f)	2,575,000	2,598,883
TOTAL PRIVATE SPONSOR		84,013,442
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2002-89 Class F, 2.83% 1/25/33 (f)	192,534	192,814
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	1,008,878	1,021,242
Series 1994-81 Class PJ, 8% 7/25/23	59,850	59,903
Series 2002-81 Class PU, 4.5% 5/25/20	933,619	933,502
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 3.03% 3/25/32 (f)	$ 241,067	$ 242,777
Series 2002-36 Class FT, 3.03% 6/25/32 (f)	227,018	228,905
Series 2002-64 Class FE, 2.83% 10/18/32 (f)	124,962	125,368
Series 2002-74 Class FV, 2.98% 11/25/32 (f)	147,986	148,944
Series 2003-11:
Class DF, 2.98% 2/25/33 (f)	149,312	150,313
Class EF, 2.98% 2/25/33 (f)	112,278	112,755
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	122,043	123,311
Series 2001-70 Class PD, 6% 3/25/29	347,348	347,374
Series 2002-11 Class QB, 5.5% 3/25/15	783,677	793,905
Series 2002-28 Class PJ, 6.5% 3/25/31	1,430,088	1,438,222
Series 2002-52 Class PA, 6% 4/25/31	31,974	32,274
Series 2002-8 Class PD, 6.5% 7/25/30	502,227	507,321
Series 2003-17 Class PQ, 4.5% 3/25/16	537,051	537,239
Series 2002-50 Class LE, 7% 12/25/29	181,713	184,267
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	31,580
Series 2004-33 Class ZK, 4.5% 4/25/34	570,129	568,851
Series 2004-37 Class ZB, 4.5% 5/25/34	761,844	760,085
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	341,282	342,720
Series 2256 Class MB, 7.25% 5/15/30	112,459	112,822
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 2.88% 11/15/32 (f)	48,400	48,680
Series 2538 Class FB, 2.88% 12/15/32 (f)	257,274	258,633
Series 2551 Class FH, 2.93% 1/15/33 (f)	130,990	131,576
planned amortization class:
Series 2136 Class PQ, 6.5% 10/15/27	304,351	304,773
Series 2316 Class PB, 6.5% 9/15/30	651,696	657,038
Series 2368 Class PQ, 6.5% 8/15/30	38,390	38,390
Series 2376 Class JC, 5.5% 2/15/14	160,055	159,994
Series 2394 Class ND, 6% 6/15/27	351,974	355,127
Series 2395 Class PE, 6% 2/15/30	1,121,428	1,135,973
Series 2398 Class DK, 6.5% 1/15/31	208,829	210,165
Series 2410 Class ML, 6.5% 12/15/30	510,791	516,254
Series 2420 Class BE, 6.5% 12/15/30	462,586	466,865
Series 2435 Class GD, 6.5% 2/15/30	124,997	125,262
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2443 Class TD, 6.5% 10/15/30	$ 450,015	$ 455,013
Series 2461 Class PG, 6.5% 1/15/31	387,044	395,201
Series 2466 Class EC, 6% 10/15/27	179,920	180,301
Series 2473 Class JB, 5.5% 2/15/29	141,185	141,163
Series 2483 Class DC, 5.5% 7/15/14	576,973	580,182
Series 2490 Class PM, 6% 7/15/28	206,379	206,907
Series 2496 Class OC, 5.5% 9/15/14	1,676,445	1,691,508
Series 2543 CLass PM, 5.5% 8/15/18	1,000,000	1,016,932
Series 2557 Class MA, 4.5% 7/15/16	113,894	114,048
Series 2614 Class IC, 4.5% 12/15/10 (h)	2,633,259	118,623
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	68,355
Series 2776 Class UJ, 4.5% 5/15/20 (h)	681,108	42,237
Series 2828 Class JA, 4.5% 1/15/10	1,615,000	1,631,882
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	99,121	99,266
Series 2430 Class ZE, 6.5% 8/15/27	186,607	187,558
Series 2445 Class BD, 6.5% 6/15/30	44	44
Series 2478 Class AF, 6% 8/15/30	1,031,791	1,035,643
Series 2480 Class QW, 5.75% 2/15/30	220,498	221,290
Series 1803 Class A, 6% 12/15/08	279,646	287,528
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 2.88% 1/16/27 (f)	164,799	165,684
planned amortization class:
Series 2002-5 Class PD, 6.5% 5/16/31	534,998	546,464
Series 2002-57 Class PJ, 6% 1/20/29	4,962	4,954
TOTAL U.S. GOVERNMENT AGENCY		22,596,007
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $106,839,619)		106,609,449
Commercial Mortgage Securities - 3.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	565,000	576,303
Class D, 7.54% 8/3/10 (b)(f)	750,000	765,264
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(f)	64,481	64,496
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc. floater: - continued
Series 2003-BBA2:
Class A3, 2.8% 11/15/15 (b)(f)	$ 340,000	$ 340,572
Class C, 2.95% 11/15/15 (b)(f)	70,000	70,373
Class D, 3.03% 11/15/15 (b)(f)	110,000	110,733
Class F, 3.38% 11/15/15 (b)(f)	80,000	80,655
Class H, 3.88% 11/15/15 (b)(f)	70,000	70,578
Class J, 4.43% 11/15/15 (b)(f)	70,000	70,624
Class K, 5.08% 11/15/15 (b)(f)	65,000	65,628
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.11% 8/25/33 (b)(f)	379,420	382,414
Series 2003-2 Class A, 3.11% 12/25/33 (b)(f)	974,260	980,806
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(f)	543,625	541,968
Class B, 4.43% 4/25/34 (b)(f)	90,604	90,452
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(f)	612,609	612,992
Class M1, 3.11% 8/25/34 (b)(f)	196,226	196,472
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(f)	843,972	844,368
Class A2, 2.95% 1/25/35 (b)(f)	99,291	99,368
Class M1, 3.03% 1/25/35 (b)(f)	148,936	148,936
Class M2, 3.53% 1/25/35 (b)(f)	99,291	99,291
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (b)(f)	330,608	330,686
Series 2003-WEST Class A, 3.02% 1/3/15 (b)(f)	359,536	360,847
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(f)	960,000	960,307
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(f)	565,000	566,486
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(f)	125,000	125,484
Class F, 3.5% 1/14/16 (b)(f)	75,000	75,290
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12 (b)(f)	800,000	801,970
COMM floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(f)	33,280	33,270
Series 2002-FL7:
Class A2, 2.83% 11/15/14 (b)(f)	57,492	57,536
Class C, 2.98% 11/15/14 (b)(f)	555,000	555,995
Class F, 3.78% 11/15/14 (b)(f)	1,000,000	1,006,655
Class H, 4.73% 11/15/14 (b)(f)	150,000	150,442
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(f)	885,118	887,800
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.78% 9/15/14 (b)(f)	$ 635,000	$ 635,990
Class G, 3.46% 9/15/14 (b)(f)	150,000	150,232
Class H, 3.56% 9/15/14 (b)(f)	160,000	160,247
Class J, 4.08% 9/15/14 (b)(f)	55,000	55,085
Class K, 4.48% 9/15/14 (b)(f)	85,000	85,130
Class L, 4.68% 9/15/14 (b)(f)	70,000	69,997
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(f)	55,000	55,075
Class D, 3.03% 7/15/16 (b)(f)	120,000	120,050
Class E, 3.23% 7/15/16 (b)(f)	85,000	85,069
Class F, 3.28% 7/15/16 (b)(f)	90,000	90,109
Class H, 3.78% 7/15/16 (b)(f)	265,000	265,402
Class J, 3.93% 7/15/16 (b)(f)	100,000	100,151
Class K, 4.83% 7/15/16 (b)(f)	115,000	114,994
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 3.04% 11/18/12 (b)(f)	255,000	255,980
Series 2003-TF2A Class A2, 2.8% 11/15/14 (b)(f)	700,000	700,697
Series 2004-FL1 Class B, 2.93% 5/15/14 (b)(f)	1,000,000	1,001,013
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(f)	175,000	175,000
Class B, 3.23% 12/15/21 (b)(f)	455,000	454,999
Series 2004-TFL1:
Class A2, 2.67% 2/15/14 (b)(f)	505,000	505,376
Class E, 3.03% 2/15/14 (b)(f)	200,000	200,531
Class F, 3.08% 2/15/14 (b)(f)	175,000	175,537
Class G, 3.33% 2/15/14 (b)(f)	125,000	125,379
Class H, 3.58% 2/15/14 (b)(f)	100,000	100,509
Class J, 3.88% 2/15/14 (b)(f)	50,000	50,300
Series 2003-TFLA Class G, 2.9433% 4/15/13 (b)(f)	145,000	140,993
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (b)(f)	111,749	111,749
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(f)	420,000	415,178
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A Class H, 5.43% 7/11/15 (b)(f)	616,157	619,045
Series 2003-LLFA:
Class A2, 2.84% 12/16/14 (b)(f)	490,000	491,591
Class C, 3.15% 12/16/14 (b)(f)	110,000	110,493
Series 2003-LLFA Class K1, 5% 12/16/14 (b)(f)	435,000	439,062
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 2.95% 10/7/13 (b)(f)	$ 640,538	$ 640,543
Class F, 4.34% 10/7/13 (b)(f)	544,671	544,358
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA Class C, 3.28% 2/15/13 (b)(f)	1,000,000	999,591
Series 2003-CDCA:
Class HBST, 4.08% 2/15/15 (b)(f)	80,000	80,100
Class HEXB, 4.38% 2/15/15 (b)(f)	30,000	30,038
Class JBST, 4.28% 2/15/15 (b)(f)	60,000	60,075
Class JEXB, 4.58% 2/15/15 (b)(f)	50,000	50,063
Class KBST, 4.63% 2/15/15 (b)(f)	35,000	35,044
Class KEXB, 4.98% 2/15/15 (b)(f)	40,000	40,050
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(f)	585,000	605,505
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09 (b)(f)	500,000	500,565
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(f)	587,506	587,506
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(f)	255,000	255,354
Class E, 2.98% 3/15/14 (b)(f)	160,000	160,551
Class F, 3.03% 3/15/14 (b)(f)	130,000	130,471
Class G, 3.26% 3/15/14 (b)(f)	65,000	65,253
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,920,323)		24,971,091
Fixed-Income Funds - 36.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $288,099,439)	2,897,815	288,419,567
Cash Equivalents - 13.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (i) (Cost $110,291,000)	$ 110,298,700	$ 110,291,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $805,081,995)		805,488,990
NET OTHER ASSETS - (1.6)%		(12,441,825)
NET ASSETS - 100%		$ 793,047,165
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
114 Eurodollar 90 Day Index Contracts	March 2005	$ 113,150,700	$ (140,643)
113 Eurodollar 90 Day Index Contracts	June 2005	112,076,225	(162,477)
114 Eurodollar 90 Day Index Contracts	Sept. 2005	112,999,650	(97,981)
112 Eurodollar 90 Day Index Contracts	Dec. 2005	110,965,400	(25,511)
112 Eurodollar 90 Day Index Contracts	March 2006	110,927,600	(83,248)
TOTAL EURODOLLAR CONTRACTS		560,119,575	(509,860)
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	June 2006	2,970,525	(3,189)
2 Eurodollar 90 Day Index Contracts	Sept. 2006	1,979,975	(1,910)
1 Eurodollar 90 Day Index Contracts	Dec. 2006	989,800	471
1 Eurodollar 90 Day Index Contracts	March 2007	989,675	296
TOTAL EURODOLLAR CONTRACTS		6,929,975	(4,332)
		$ 567,049,550	$ (514,192)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 2,000,000	$ 3,600
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	2,000,000	3,600
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	35,001
		$ 6,000,000	$ 42,201
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,524,246 or 4.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,989,348.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$110,291,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 26,822,966
Bank of America, National Association	9,170,245
Barclays Capital Inc.	27,510,734
Countrywide Securities Corporation	2,063,305
Deutsche Bank Securities Inc.	1,146,281
Goldman, Sachs & Co.	6,877,683
Morgan Stanley & Co. Incorporated.	5,520,955
Societe Generale, New York Branch	2,521,817
UBS Securities LLC	16,047,928
Wachovia Capital Markets, LLC	10,316,525
WestLB AG	2,292,561
$ 110,291,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $110,291,000) (cost $805,081,995) - See accompanying schedule		$ 805,488,990
Receivable for investments sold		87,955
Receivable for fund shares sold		945,812
Interest receivable		1,802,857
Swap agreements, at value		42,201
Prepaid expenses		1,930
Receivable from investment adviser for expense reductions		53,239
Other affiliated receivables		231
Total assets		808,423,215

Liabilities
Payable to custodian bank	$ 151
Payable for investments purchased Regular delivery	2,840,074
Delayed delivery	10,307,437
Payable for fund shares redeemed	1,616,428
Distributions payable	149,099
Accrued management fee	277,667
Distribution fees payable	434
Payable for daily variation on futures contracts	54,176
Other affiliated payables	113,114
Other payables and accrued expenses	17,470
Total liabilities		15,376,050

Net Assets		$ 793,047,165
Net Assets consist of:
Paid in capital		$ 793,146,852
Distributions in excess of net investment income		(63,798)
Accumulated undistributed net realized gain (loss) on investments		21,505
Net unrealized appreciation (depreciation) on investments		(57,394)
Net Assets		$ 793,047,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,109,799 ÷ 210,075 shares)	$ 10.04

Maximum offering price per share (100/98.50 of $10.04)	$ 10.19
Class T: Net Asset Value and redemption price per share ($1,520,803 ÷ 151,428 shares)	$ 10.04

Maximum offering price per share (100/98.50 of $10.04)	$ 10.19

Fidelity Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($788,720,089 ÷ 78,549,385 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($696,474 ÷ 69,355 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 8,143,843

Expenses
Management fee	$ 1,420,087
Transfer agent fees	468,320
Distribution fees	2,005
Accounting fees and expenses	92,961
Non-interested trustees' compensation	1,822
Custodian fees and expenses	4,762
Registration fees	55,807
Audit	17,327
Legal	5,876
Miscellaneous	2,513
Total expenses before reductions	2,071,480
Expense reductions	(220,975)	1,850,505
Net investment income		6,293,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,976
Futures contracts	(47,972)
Swap agreements	8,572
Total net realized gain (loss)		8,576
Change in net unrealized appreciation (depreciation) on: Investment securities	(136,327)
Futures contracts	(283,945)
Swap agreements	50,328
Total change in net unrealized appreciation (depreciation)		(369,944)
Net gain (loss)		(361,368)
Net increase (decrease) in net assets resulting from operations		$ 5,931,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,293,338	$ 4,702,274
Net realized gain (loss)	8,576	327,702
Change in net unrealized appreciation (depreciation)	(369,944)	94,514
Net increase (decrease) in net assets resulting from operations	5,931,970	5,124,490
Distributions to shareholders from net investment income	(6,234,771)	(4,708,387)
Distributions to shareholders from net realized gain	(213,972)	-
Total distributions	(6,448,743)	(4,708,387)
Share transactions - net increase (decrease)	212,326,815	355,546,941
Redemption fees	14,961	56,247
Total increase (decrease) in net assets	211,825,003	356,019,291

Net Assets
Beginning of period	581,222,162	225,202,871
End of period (including distributions in excess of net investment income of $63,798 and distributions in excess of net investment income of $122,365, respectively)	$ 793,047,165	$ 581,222,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.087	.013
Net realized and unrealized gain (loss)	(.010)	.011
Total from investment operations	.077	.024
Distributions from net investment income	(.084)	(.014)
Distributions from net realized gain	(.003)	-
Total distributions	(.087)	(.014)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C, D	.77%	.24%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.85% A
Expenses net of voluntary waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	1.72% A	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,110	$ 316
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.086	.013
Net realized and unrealized gain (loss)	(.008)	.010
Total from investment operations	.078	.023
Distributions from net investment income	(.085)	(.013)
Distributions from net realized gain	(.003)	-
Total distributions	(.088)	(.013)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C, D	.78%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.86% A
Expenses net of voluntary waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	1.72% A	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,521	$ 356
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Ultra-Short Bond

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.095	.122	.137
Net realized and unrealized gain (loss)	(.009)	.029	.052
Total from investment operations	.086	.151	.189
Distributions from net investment income	(.093)	(.122)	(.173)
Distributions from net realized gain	(.003)	-	-
Total distributions	(.096)	(.122)	-
Redemption fees added to paid in capital D	- G	.001	.004
Net asset value, end of period	$ 10.04	$ 10.05	$ 10.02
Total Return B, C	.86%	1.52%	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.62%	.70% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.55% A
Expenses net of all reductions	.55% A	.55%	.55% A
Net investment income	1.87% A	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,720	$ 580,174	$ 225,203
Portfolio turnover rate	27% A	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.093	.015
Net realized and unrealized gain (loss)	(.006)	.010
Total from investment operations	.087	.025
Distributions from net investment income	(.094)	(.015)
Distributions from net realized gain	(.003)	-
Total distributions	(.097)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C	.87%	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.58% A	.67% A
Expenses net of voluntary waivers, if any	.55% A	.55% A
Expenses net of all reductions	.55% A	.55% A
Net investment income	1.87% A	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 696	$ 376
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Fidelity Ultra Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, and excise tax regulations .

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,240,538
Unrealized depreciation	(820,914)
Net unrealized appreciation (depreciation)	$ 419,624
Cost for federal income tax purposes	$ 805,069,366

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $225,995,726 and $34,366,869, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 940	$ 58
Class T	0%	.15%	1,065	73
			$ 2,005	$ 131

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,781
Class T	1,094
$ 3,875

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Ultra Short Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,085	.17*
Class T	1,357	.19*
Fidelity Ultra-Short Bond	465,092	.14*
Institutional Class	786	.11*
	$ 468,320

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,647,426 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.70%	$ 603
Class T	.70%	830
Fidelity Ultra-Short Bond	.55%	215,832
Institutional Class	.55%	241
		$ 217,506

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $782. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Ultra-Short Bond	$ 2,687

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004 A
From net investment income
Class A	$ 10,798	$ 200
Class T	12,323	262
Fidelity Ultra-Short Bond	6,197,402	4,707,454
Institutional Class	14,248	471
Total	$ 6,234,771	$ 4,708,387
From net realized gain
Class A	$ 407	$ -
Class T	503	-
Fidelity Ultra-Short Bond	212,634	-
Institutional Class	428	-
Total	$ 213,972	$ -

A Distributions for Class A, Class T, and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004 A	Six months ended January 31, 2005	Year ended July 31, 2004 A
Class A
Shares sold	209,860	31,506	$ 2,108,875	$ 316,495
Reinvestment of distributions	1,075	19	10,797	195
Shares redeemed	(32,307)	(78)	(324,912)	(780)
Net increase (decrease)	178,628	31,447	$ 1,794,760	$ 315,910
Class T
Shares sold	228,671	35,358	$ 2,299,046	$ 355,050
Reinvestment of distributions	806	26	8,096	262
Shares redeemed	(113,433)	-	(1,139,874)	-
Net increase (decrease)	116,044	35,384	$ 1,167,268	$ 355,312
Fidelity Ultra-Short Bond
Shares sold	35,058,168	59,927,755	$ 352,251,145	$ 602,349,405
Reinvestment of distributions	561,740	418,048	5,643,535	4,203,573
Shares redeemed	(14,813,913)	(25,071,625)	(148,853,680)	(252,053,274)
Net increase (decrease)	20,805,995	35,274,178	$ 209,041,000	$ 354,499,704
Institutional Class
Shares sold	252,648	37,405	$ 2,541,545	$ 375,544
Reinvestment of distributions	1,370	47	13,769	471
Shares redeemed	(222,115)	-	(2,231,527)	-
Net increase (decrease)	31,903	37,452	$ 323,787	$ 376,015

A Share transactions for Class A, Class T, and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

Semiannual Report

Fidelity Ultra-Short Central Fund

January 31, 2005 (Unaudited)

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AUSB-USAN-0305
1.804590.100

Fidelity Advisor

Ultra-Short Bond

Fund - Institutional Class

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Top Fifty Securities and Derivatives of Fidelity's Fixed-Income Central Fund	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,007.70	$ 3.54
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Class T
Actual	$ 1,000.00	$ 1,007.80	$ 3.54
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Fidelity Ultra-Short Bond
Actual	$ 1,000.00	$ 1,008.60	$ 2.78
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80
Institutional Class
Actual	$ 1,000.00	$ 1,008.70	$ 2.78
Hypothetical A	$ 1,000.00	$ 1,022.43	$ 2.80

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.70%
Class T	.70%
Fidelity Ultra-Short Bond	.55%
Institutional Class	.55%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
U.S. Government and U.S. Government Agency Obligations 19.4%	U.S. Government and U.S. Government Agency Obligations 16.3%
AAA 23.7%	AAA 20.4%
AA 6.5%	AA 7.1%
A 11.9%	A 12.4%
BBB 10.4%	BBB 9.1%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 5.2%	Not Rated 3.7%
Short-Term Investments and Net Other Assets 22.8%	Short-Term Investments and Net Other Assets 30.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2005
6 months ago
Years	1.6	1.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	0.4	0.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Corporate Bonds 5.5%		Corporate Bonds 5.4%
	U.S. Government and U.S. Government Agency Obligations 19.4%		U.S. Government and U.S. Government Agency Obligations 16.3%
	Asset-Backed Securities 31.5%		Asset-Backed Securities 32.1%
	CMOs and Other Mortgage Related Securities 20.8%		CMOs and Other Mortgage Related Securities 15.4%
	Short-Term Investments and Net Other Assets 22.8%		Short-Term Investments and Net Other Assets 30.8%
* Foreign investments	4.3%	** Foreign investments	4.1%
* Futures and Swaps	14.2%	** Futures and Swaps	14.6%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.2%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
2.94% 9/10/07 (f)	$ 630,000	$ 631,913
2.96% 5/24/06 (f)	800,000	803,446
3.21% 8/8/06 (f)	600,000	606,347
		2,041,706
Media - 0.7%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	900,000	951,312
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	474,740
Cox Communications, Inc. 3.04% 12/14/07 (b)(f)	1,530,000	1,532,722
Liberty Media Corp. 3.99% 9/17/06 (f)	2,350,000	2,377,472
		5,336,246
TOTAL CONSUMER DISCRETIONARY		7,377,952
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Philip Morris Companies, Inc. 7% 7/15/05	300,000	304,812
ENERGY - 0.2%
Oil & Gas - 0.2%
Duke Energy Field Services LLC 7.5% 8/16/05	1,000,000	1,022,624
Enterprise Products Operating LP 4% 10/15/07 (b)	670,000	666,774
		1,689,398
FINANCIALS - 1.0%
Capital Markets - 0.0%
State Street Capital Trust II 2.79% 2/15/08 (f)	300,000	301,289
Consumer Finance - 0.3%
General Motors Acceptance Corp.:
3.68% 9/23/08 (f)	1,500,000	1,449,711
3.92% 10/20/05 (f)	1,000,000	1,004,418
		2,454,129
Insurance - 0.1%
St. Paul Travelers Companies, Inc. 7.875% 4/15/05	405,000	408,909
Real Estate - 0.5%
Arden Realty LP 8.875% 3/1/05	500,000	502,260
Duke Realty LP 6.875% 3/15/05	300,000	301,388
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Regency Centers LP 7.125% 7/15/05	$ 400,000	$ 407,154
Simon Property Group LP 7.375% 1/20/06	2,525,000	2,611,524
		3,822,326
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 2.89% 6/2/06 (f)	500,000	502,275
TOTAL FINANCIALS		7,488,928
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,724,907
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
British Telecommunications PLC 7.875% 12/15/05	1,950,000	2,024,291
Deutsche Telekom International Finance BV 8.25% 6/15/05	1,960,000	1,995,995
France Telecom SA 7.95% 3/1/06 (a)	440,000	459,560
GTE Corp. 6.36% 4/15/06	1,000,000	1,032,065
Sprint Capital Corp.:
4.78% 8/17/06	1,000,000	1,014,874
7.125% 1/30/06	500,000	517,414
Telefonica Europe BV 7.35% 9/15/05	500,000	512,620
TELUS Corp. yankee 7.5% 6/1/07	1,000,000	1,079,777
		8,636,596
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	936,690
TOTAL TELECOMMUNICATION SERVICES		9,573,286
UTILITIES - 0.6%
Electric Utilities - 0.5%
Duke Capital LLC 6.25% 7/15/05	2,000,000	2,027,794
Progress Energy, Inc. 6.75% 3/1/06	2,105,000	2,175,080
		4,202,874
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.625% 11/15/05	$ 675,000	$ 696,846
TOTAL UTILITIES		4,899,720
TOTAL NONCONVERTIBLE BONDS (Cost $33,156,182)		33,059,003
U.S. Government Agency Obligations - 10.0%

Fannie Mae:
1.55% 5/4/05	10,000,000	9,971,000
2.15% 4/13/06	9,700,000	9,573,541
3.125% 7/15/06	35,000,000	34,899,850
6.25% 3/22/12	2,995,000	3,009,825
Federal Home Loan Bank:
1.265% 3/15/05	10,000,000	9,982,970
1.35% 4/29/05	10,000,000	9,968,440
Freddie Mac 0% 4/19/05 (d)	2,000,000	1,989,348
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,559,845)		79,394,974
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 1.1%
5.5% 11/1/16 to 2/1/19	5,185,681	5,354,822
5.5% 2/1/20 (c)	706,959	729,051
6.5% 7/1/16 to 8/1/32	584,430	614,387
7% 8/1/17 to 5/1/32	1,971,161	2,086,833
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,776,884)		8,785,093
Asset-Backed Securities - 19.4%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 2.83% 7/25/34 (f)	829,104	829,067
Series 2004-3:
Class 2A4, 2.88% 10/25/34 (f)	1,200,000	1,202,136
Class 2M3, 3.65% 10/25/34 (f)	210,000	213,596
Class 2M4, 3.88% 10/25/34 (f)	85,000	86,295
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Accredited Mortgage Loan Trust: - continued
Series 2004-4:
Class A2D, 2.88% 1/25/35 (f)	$ 512,077	$ 512,077
Class M2, 3.58% 1/25/35 (f)	175,000	175,000
Class M3, 3.78% 1/25/35 (f)	75,000	75,000
ACE Securities Corp.:
Series 2002-HE2 Class M1, 3.38% 8/25/32 (f)	175,000	175,969
Series 2003-FM1 Class M2, 4.38% 11/25/32 (f)	145,000	148,023
Series 2003-HE1:
Class A2, 2.94% 11/25/33 (f)	371,864	373,230
Class M1, 3.18% 11/25/33 (f)	120,000	120,955
Class M2, 4.23% 11/25/33 (f)	75,000	76,924
Series 2003-HS1:
Class M1, 3.28% 6/25/33 (f)	50,000	50,307
Class M2, 4.28% 6/25/33 (f)	50,000	51,016
Series 2003-NC1 Class M1, 3.31% 7/25/33 (f)	100,000	100,978
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (f)	150,000	150,019
Class M2, 3.63% 2/25/34 (f)	175,000	175,064
Series 2005-SD1 Class A1, 2.93% 11/25/50 (f)	481,009	481,009
American Express Credit Account Master Trust:
Series 2004-1 Class B, 2.73% 9/15/11 (f)	410,000	411,849
Series 2004-5 Class B, 2.73% 4/16/12 (f)	2,150,000	2,156,506
Series 2004-C Class C, 2.98% 2/15/12 (b)(f)	1,200,000	1,202,249
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.1954% 9/12/07 (f)	190,110	190,140
Series 2002-A Class A3, 2.6% 10/12/06 (f)	2,411	2,411
Series 2003-AM Class A4B, 2.87% 11/6/09 (f)	600,000	603,310
Series 2003-BX Class A4B, 2.78% 1/6/10 (f)	140,000	140,712
Series 2003-CF Class A3, 2.75% 10/9/07	1,000,000	996,523
Series 2004-1 Class A3, 3.22% 7/6/08	365,000	364,246
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 3.53% 2/25/33 (f)	105,000	106,055
Series 2002-AR1 Class M2, 3.83% 9/25/32 (f)	490,000	491,065
Series 2003-1:
Class A2, 2.94% 2/25/33 (f)	50,939	51,117
Class M1, 3.43% 2/25/33 (f)	100,000	101,601
Series 2003-3 Class M1, 3.33% 3/25/33 (f)	75,000	75,372
Series 2003-6:
Class AV3, 2.85% 8/25/33 (f)	80,568	80,616
Class S, 5% 5/25/33 (h)	2,861,878	77,929
Series 2003-7 Class M1, 3.38% 8/25/33 (f)	140,000	141,265
Series 2003-AR1 Class M1, 3.68% 1/25/33 (f)	500,000	504,370
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 2.96% 4/25/34 (f)	$ 85,000	$ 84,996
Class M2, 3.01% 4/25/34 (f)	75,000	74,997
Series 2004-R9:
Class A3, 2.85% 10/25/34 (f)	1,020,000	1,022,362
Class M2, 3.18% 10/25/34 (f)	720,000	724,449
Class M4, 3.7% 10/25/34 (f)	925,000	940,670
Series 2005-R1:
Class M1, 0% 3/15/35 (c)(f)	770,000	770,000
Class M2, 0% 3/15/35 (c)(f)	260,000	260,000
Amortizing Residential Collateral Trust:
Series 2002-BC6 Class M1, 3.28% 8/25/32 (f)	100,000	100,742
Series 2002-BC7:
Class M1, 3.33% 10/25/32 (f)	450,000	452,251
Class M2, 3.43% 10/25/32 (f)	300,000	301,994
Series 2003-BC1 Class M2, 3.63% 1/25/32 (f)	175,000	175,677
AQ Finance NIMS Trust Series 2003-N6A Class NOTE, 2.83% 5/25/10 (b)(f)	24,327	24,205
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.33% 9/25/33 (f)	800,000	827,483
Series 2003-W6 Class AV2, 2.9% 1/25/34 (f)	408,707	409,338
Series 2004-W7:
Class M1, 3.08% 5/25/34 (f)	305,000	304,986
Class M2, 3.13% 5/25/34 (f)	250,000	249,989
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 3.68% 1/25/34 (f)	230,000	233,881
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 3.61% 8/15/32 (f)	100,000	100,394
Series 2002-HE3 Class 2A, 2.88% 10/15/32 (f)	5,311	5,312
Series 2003-HE2:
Class A2, 2.86% 4/15/33 (f)	97,621	97,730
Class M1, 3.38% 4/15/33 (f)	1,000,000	1,008,702
Series 2003-HE3 Class A2, 2.83% 6/15/33 (f)	33,664	33,675
Series 2003-HE4:
Class A3, 2.7% 8/15/33 (f)	66,743	66,761
Class M2, 4.48% 8/15/33 (f)	285,000	291,514
Series 2003-HE5 Class A2A, 2.84% 8/15/33 (f)	164,984	165,155
Series 2003-HE6 Class M1, 3.18% 11/25/33 (f)	215,000	216,658
Series 2003-HE7 Class A3, 2.84% 12/15/33 (f)	377,404	378,654
Series 2004-HE6 Class A2, 2.89% 6/25/34 (f)	2,368,822	2,368,720
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2005-HE2:
Class M1, 2.99% 3/25/35 (c)(f)	$ 1,120,000	$ 1,120,000
Class M2, 3.04% 3/25/35 (c)(f)	280,000	280,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 2.86% 12/15/09 (f)	465,000	467,497
Series 2002-B2 Class B2, 2.82% 5/15/08 (f)	100,000	100,095
Series 2002-B3 Class B, 2.84% 8/15/08 (f)	500,000	500,936
Series 2002-C1 Class C1, 3.44% 12/15/09 (f)	675,000	684,015
Series 2002-C2 Class C2, 3.47% 5/15/08 (f)	2,850,000	2,861,962
Bayview Financial Acquisition Trust Series 2004-C Class A1, 2.42% 5/28/44 (f)	1,148,528	1,149,605
Bayview Financial Asset Trust Series 2000-F Class A, 2.5% 9/28/43 (f)	295,281	295,762
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (f)	534,526	535,122
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 3.28% 9/25/34 (f)	390,000	393,335
Class M3, 3.58% 9/25/34 (f)	265,000	267,242
Class M4, 3.73% 9/25/34 (f)	225,000	227,907
Class M5, 3.93% 9/25/34 (f)	210,000	213,724
Series 2004-FR3 Class M3, 3.7% 9/25/34 (f)	845,000	846,431
Series 2004-HE9 Class M2, 3.73% 11/25/34 (f)	490,000	491,467
Capital Auto Receivables Asset Trust Series 2003-1 Class B, 2.95% 6/15/10 (b)(f)	206,609	207,368
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 2.76% 1/15/10 (f)	425,000	426,634
Series 2004-B Class A4, 2.59% 8/15/11 (f)	1,700,000	1,699,919
Capital One Master Trust:
Series 2001-1 Class B, 2.99% 12/15/10 (f)	500,000	504,402
Series 2001-8A Class B, 3.03% 8/17/09 (f)	405,000	407,922
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.16% 7/15/08 (f)	1,035,000	1,037,277
Series 2003-B1 Class B1, 3.65% 2/17/09 (f)	1,135,000	1,148,053
Series 2003-B6 Class B6, 3.01% 9/15/11 (f)	1,125,000	1,137,245
Series 2004-B1 Class B1, 2.92% 11/15/11 (f)	1,180,000	1,187,093
Capital Trust Ltd. Series 2004-1:
Class A2, 2.95% 7/20/39 (b)(f)	265,000	265,000
Class B, 3.25% 7/20/39 (b)(f)	140,000	140,000
Class C, 3.6% 7/20/39 (b)(f)	180,000	180,000
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
CDC Mortgage Capital Trust:
Series 2002-HE3:
Class M1, 3.63% 3/25/33 (f)	$ 299,999	$ 306,436
Class M2, 4.78% 3/25/33 (f)	489,999	501,146
Series 2003-HE1 Class M2, 4.48% 8/25/33 (f)	215,000	219,067
Series 2003-HE2 Class A, 2.88% 10/25/33 (f)	229,892	230,596
Series 2003-HE3:
Class M1, 3.23% 11/25/33 (f)	104,999	106,111
Class M2, 4.28% 11/25/33 (f)	80,000	81,877
Series 2003-HE4 Class A2, 2.76% 3/25/34 (f)	385,827	386,029
Series 2004-HE2 Class M2, 3.73% 7/26/34 (f)	175,000	174,992
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 2.96% 3/16/09 (f)	200,000	201,284
Series 2002-2 Class C, 3.38% 7/16/07 (f)	1,170,000	1,171,383
Series 2002-6 Class B, 2.83% 1/15/08 (f)	150,000	150,174
Series 2004-1 Class B, 2.68% 5/15/09 (f)	295,000	294,986
Chase Issuance Trust Series 2004-C3 Class C3, 2.95% 6/15/12 (f)	1,645,000	1,648,652
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (f)	900,000	901,966
Series 2001-B2 Class B2, 2.93% 12/10/08 (f)	615,000	618,552
Series 2002-B1 Class B1, 2.8788% 6/25/09 (f)	655,000	657,758
Series 2002-C1 Class C1, 3.2% 2/9/09 (f)	900,000	912,227
Series 2003-C1 Class C1, 3.69% 4/7/10 (f)	1,685,000	1,725,933
Countrywide Home Loans, Inc.:
Series 2000-2 Class MV2, 3.43% 6/25/31 (f)	135,550	135,641
Series 2002-6 Class AV1, 2.96% 5/25/33 (f)	111,552	111,811
Series 2003-BC1 Class M2, 4.53% 9/25/32 (f)	1,025,000	1,052,871
Series 2003-SD3 Class A1, 2.95% 12/25/32 (b)(f)	97,547	98,021
Series 2004-2 Class M1, 3.03% 5/25/34 (f)	375,000	374,983
Series 2004-3:
Class 3A4, 2.78% 8/25/34 (f)	9,328,000	9,277,441
Class M1, 3.03% 6/25/34 (f)	100,000	100,094
CS First Boston Mortgage Securities Corp.:
Series 2002-HE16 Class M2, 4.03% 10/25/32 (f)	75,000	76,339
Series 2003-8 Class A2, 2.92% 4/25/34 (f)	335,104	336,453
Series 2004-FRE1:
Class A2, 2.88% 4/25/34 (f)	533,492	533,469
Class B1, 4.33% 4/25/34 (f)	605,000	604,971
Class M3, 3.18% 4/25/34 (f)	610,000	609,973
Discover Card Master Trust I Series 2003-4 Class B1, 2.81% 5/16/11 (f)	550,000	553,451
Fannie Mae guaranteed REMIC pass thru certificates:
Series 2002-T15 Class S1, 5.25% 4/25/05 (h)	565,132	8,919
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2004-T5:
Class AB1, 2.78% 5/28/35 (f)	$ 1,442,432	$ 1,440,629
Class AB3, 2.922% 5/28/35 (f)	1,288,897	1,290,105
Class AB8, 2.88% 5/28/35 (f)	1,295,391	1,295,998
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 3.21% 11/25/33 (f)	100,000	101,091
Series 2004-1 Class M2, 3.63% 1/25/35 (f)	300,000	303,741
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (f)	25,000	24,999
Class M4, 3.43% 3/25/34 (f)	25,000	24,999
Class M6, 3.78% 3/25/34 (f)	25,000	25,223
First USA Secured Note Trust Series 2001-3 Class C, 3.55% 11/19/08 (b)(f)	785,000	790,519
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07 (f)	650,000	653,259
Fremont Home Loan Trust:
Series 2004-A Class M2, 3.68% 1/25/34 (f)	375,000	374,983
Series 2004-C:
Class 2A2, 3.08% 8/25/34 (f)	1,000,000	1,005,083
Class M1, 3.18% 8/25/34 (f)	540,000	544,017
Class M3, 3.68% 8/25/34 (f)	1,000,000	1,020,056
GE Business Loan Trust Series 2003-1 Class A, 2.91% 4/15/31 (b)(f)	312,610	314,843
Gracechurch Card Funding PLC:
Series 5:
Class B, 2.71% 8/15/08 (f)	80,000	80,106
Class C, 3.41% 8/15/08 (f)	295,000	296,509
Series 6 Class B, 2.67% 2/17/09 (f)	75,000	75,087
GS Mortgage Securities Corp.:
Series 2003-FM1 Class M1, 3.32% 3/20/33 (f)	750,000	759,180
Series 2004-FF3 Class M2, 3.67% 5/25/34 (f)	370,000	369,983
Series 2004-FM1:
Class M1, 3.18% 11/25/33 (f)	195,000	194,991
Class M2, 3.93% 11/25/33 (f)	135,000	137,338
5.5% 11/25/32 (b)	94,255	94,255
GSAMP Trust:
Series 2002-NC1 Class A2, 2.85% 7/25/32 (f)	77,907	78,566
Series 2004-AHL:
Class A2D, 2.89% 8/25/34 (f)	3,101,050	3,111,386
Class M2, 3.68% 8/25/34 (f)	250,000	250,000
Series 2004-FM2 Class M1, 3.03% 1/25/34 (f)	250,000	249,989
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
GSAMP Trust: - continued
Series 2004-HE1:
Class M1, 3.08% 5/25/34 (f)	$ 320,000	$ 319,986
Class M2, 3.68% 5/25/34 (f)	150,000	148,869
Class M3, 3.93% 5/25/34 (f)	100,000	99,256
Series 2005-NC1 Class M1, 2.95% 2/25/35 (f)	1,205,000	1,205,000
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 4.5% 9/20/09 (b)(f)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 2.97% 2/25/33 (f)	14,679	14,689
Series 2002-4:
Class A3, 3.01% 3/25/33 (f)	111,351	111,547
Class M2, 4.58% 3/25/33 (f)	125,000	127,100
Series 2002-5:
Class A3, 3.05% 5/25/33 (f)	170,781	171,870
Class M1, 3.73% 5/25/33 (f)	200,000	204,483
Series 2003-1:
Class A2, 3% 6/25/33 (f)	405,800	406,842
Class M1, 3.53% 6/25/33 (f)	300,000	302,188
Series 2003-2:
Class A2, 2.91% 8/25/33 (f)	27,074	27,172
Class M1, 3.41% 8/25/33 (f)	80,000	81,061
Series 2003-3:
Class A2, 2.89% 8/25/33 (f)	151,828	152,332
Class M1, 3.39% 8/25/33 (f)	330,000	334,318
Series 2003-4:
Class M1, 3.33% 10/25/33 (f)	170,000	171,725
Class M2, 4.43% 10/25/33 (f)	200,000	203,085
Series 2003-5:
Class A2, 2.88% 12/25/33 (f)	461,730	463,122
Class M1, 3.23% 12/25/33 (f)	160,000	161,512
Class M2, 4.26% 12/25/33 (f)	70,000	72,032
Series 2003-7 Class A2, 2.91% 3/25/34 (f)	907,897	911,001
Series 2003-8 Class M1, 3.25% 4/25/34 (f)	260,000	262,319
Series 2004-4 Class A2, 2.85% 10/25/34 (f)	978,498	981,492
Series 2004-6 Class A2, 2.88% 12/25/34 (f)	1,581,183	1,585,243
Series 2005-1:
Class M1, 2.9888% 5/25/35 (f)	1,270,000	1,270,000
Class M2, 3.0088% 5/25/35 (f)	510,000	510,000
Class M3, 3.0588% 5/25/35 (f)	760,000	760,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 2.77% 8/15/08 (f)	500,000	500,891
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08 (f)	$ 300,000	$ 300,989
Household Home Equity Loan Trust:
Series 2002-3 Class A, 2.95% 7/20/32 (f)	66,820	66,968
Series 2003-1 Class M, 3.13% 10/20/32 (f)	56,079	56,184
Series 2003-2:
Class A, 2.83% 9/20/33 (f)	268,817	269,662
Class M, 3.08% 9/20/33 (f)	127,494	127,915
Series 2004-1 Class M, 3.02% 9/20/33 (f)	347,531	348,331
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 3.15% 5/20/32 (f)	64,357	64,440
Series 2003-HC1 Class M, 3.15% 2/20/33 (f)	122,496	123,107
Series 2003-HC2 Class M, 3.1% 6/20/33 (f)	231,661	231,882
Series 2004-HC1:
Class A, 2.85% 2/20/34 (f)	845,724	847,431
Class M, 3% 2/20/34 (f)	512,916	513,358
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class A, 2.65% 1/18/11 (f)	1,000,000	1,001,829
Series 2002-3 Class B, 3.73% 9/15/09 (f)	150,000	150,988
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 2.72% 12/17/07 (f)	283,239	283,328
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 2.84% 6/25/35 (c)(f)	1,870,000	1,870,000
Class M1, 3.06% 6/25/35 (c)(f)	550,000	550,000
Class M2, 3.08% 6/25/35 (c)(f)	375,000	375,000
Class M3, 3.11% 6/25/35 (c)(f)	250,000	250,000
Class M4, 3.29% 6/25/35 (c)(f)	672,000	672,000
Class M5, 3.32% 6/25/35 (c)(f)	410,000	410,000
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09 (f)	328,016	329,082
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 2.93% 3/25/33 (f)	34,454	34,501
Series 2003-2 Class M1, 3.35% 6/25/33 (f)	500,000	504,876
Series 2003-3 Class M1, 3.28% 7/25/33 (f)	340,000	343,405
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 1A4, 3.02% 11/25/34 (f)	240,690	241,067
MASTR Asset Backed Securities Trust Series 2004-FRE1 Class M1, 3.08% 7/25/34 (f)	485,000	486,908
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.28% 3/17/08 (b)(f)	1,000,000	1,003,800
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.855% 10/15/08 (f)	1,250,000	1,252,897
Series 2001-B2 Class B2, 2.84% 1/15/09 (f)	1,000,000	1,003,611
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
MBNA Credit Card Master Note Trust: - continued
Series 2002-B2 Class B2, 2.86% 10/15/09 (f)	$ 1,034,000	$ 1,039,749
Series 2002-B4 Class B4, 2.98% 3/15/10 (f)	630,000	635,955
Series 2003-B2 Class B2, 2.87% 10/15/10 (f)	125,000	125,949
Series 2003-B3 Class B3, 2.855% 1/18/11 (f)	1,550,000	1,558,648
Series 2003-B5 Class B5, 2.85% 2/15/11 (f)	2,000,000	2,017,375
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 2.99% 9/15/10 (f)	200,000	201,279
Series 1998-G Class B, 2.88% 2/17/09 (f)	500,000	501,502
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (f)	150,000	149,993
Class M2, 3.08% 7/25/34 (f)	25,000	24,999
Class M3, 3.48% 7/25/34 (f)	50,000	49,998
Class M4, 3.63% 7/25/34 (f)	50,000	49,998
Merrill Lynch Mortgage Investors, Inc.:
Series 2002-HE1N Class N1, 3.13% 11/25/09 (b)(f)	3,393	3,394
Series 2004-FM1 Class M2, 3.68% 1/25/35 (f)	150,000	152,605
Series 2004-HE2:
Class A1B, 3% 8/25/35 (f)	912,400	914,640
Class A2B, 2.91% 8/25/35 (f)	1,510,000	1,515,883
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (f)	125,000	126,873
Series 2003-HE1 Class M2, 4.43% 5/25/33 (f)	325,000	329,366
Series 2003-NC10 Class M1, 3.21% 10/25/33 (f)	830,000	834,525
Series 2003-NC5 Class M2, 4.53% 4/25/33 (f)	200,000	203,552
Series 2003-NC6 Class M2, 4.48% 6/27/33 (f)	630,000	648,441
Series 2003-NC8 Class M1, 3.23% 9/25/33 (f)	120,000	120,990
Series 2004-HE6 Class A2, 2.87% 8/25/34 (f)	1,746,017	1,746,372
Series 2004-NC6 Class A2, 2.87% 7/25/34 (f)	501,382	502,263
Series 2004-NC7 Class A3, 2.83% 7/25/34 (f)	2,000,000	2,003,752
Series 2005-1:
Class M2, 3.0288% 1/25/35 (f)	570,000	570,000
Class M3, 3.0788% 1/25/35 (f)	525,000	525,000
Class M4, 3.2588% 1/25/35 (f)	100,000	100,000
Series 2005-HE1:
Class A3B, 2.7644% 12/25/34 (f)	505,000	505,000
Class M1, 2.9944% 12/25/34 (f)	150,000	150,000
Class M2, 3.0144% 12/25/34 (f)	385,000	385,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.38% 2/25/32 (f)	710,724	716,907
Class M2, 3.93% 2/25/32 (f)	500,000	506,056
Series 2001-NC1 Class M2, 3.6% 10/25/31 (f)	98,019	98,265
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2001-NC2 Class B1, 4.48% 1/25/32 (f)	$ 428,240	$ 427,546
Series 2001-NC3 Class M2, 4.03% 10/25/31 (f)	225,000	227,043
Series 2001-NC4:
Class M1, 3.53% 1/25/32 (f)	136,710	137,654
Class M2, 4.18% 1/25/32 (f)	105,000	105,929
Series 2002-AM3 Class A3, 3.02% 2/25/33 (f)	58,976	59,113
Series 2002-HE1 Class M1, 3.13% 7/25/32 (f)	145,000	146,155
Series 2002-HE2 Class M2, 3.78% 8/25/32 (f)	100,000	100,759
Series 2002-NC3 Class M1, 3.25% 8/25/32 (f)	100,000	101,120
Series 2002-NC4 Class M2, 4.13% 9/25/32 (f)	75,000	75,937
Series 2002-OP1 Class M1, 3.28% 9/25/32 (f)	95,000	95,822
Series 2003-NC1 Class M2, 4.58% 11/25/32 (f)	130,000	131,778
Series 2003-NC2 Class M2, 4.53% 2/25/33 (f)	165,000	168,952
Navistar Financial Corp. Owner Trust Series 2001-B Class B, 4.83% 11/17/08	451,254	452,492
New Century Home Equity Loan Trust Series 2003-2:
Class A2, 2.96% 1/25/33 (f)	50,782	50,840
Class AIO, 3.5% 3/25/05 (f)(h)	13,302,840	35,918
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 2.62% 6/15/09 (f)	927,516	928,551
Series 2004-A Class A4A, 2.55% 6/15/10 (f)	1,325,000	1,325,888
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (f)	100,000	100,085
Class M4, 3.505% 6/25/34 (f)	170,000	170,436
NovaStar Mortgage Funding Trust Series 2003-3 Class A3, 2.98% 12/25/33 (f)	497,180	498,120
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4% 12/15/07	470,000	467,997
Option One Mortgage Loan Trust Series 2003-6 Class M1, 3.18% 11/25/33 (f)	1,025,000	1,033,040
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	1,317,056	1,315,080
Park Place Securities Nims Trust Series 2004-MHQ1:
Class A, 2.487% 12/25/34 (b)	329,181	329,181
Class B, 3.474% 12/25/34 (b)	220,000	220,000
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 3.63% 1/25/35 (f)	945,000	967,360
Series 2004-WCW1:
Class M1, 3.16% 9/25/34 (f)	270,000	271,899
Class M2, 3.21% 9/25/34 (f)	160,000	161,575
Class M3, 3.78% 9/25/34 (f)	310,000	310,105
Class M4, 3.98% 9/25/34 (f)	435,000	435,219
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Park Place Securities, Inc.: - continued
Series 2004-WCW2 Class A2, 2.91% 10/25/34 (f)	$ 1,318,279	$ 1,322,787
Series 2004-WWF1 Class A5, 3% 1/25/35 (f)	645,970	649,858
Series 2005-WCH1:
Class A3B, 2.65% 1/25/35 (f)	360,000	359,795
Class M2, 2.95% 1/25/35 (f)	1,130,000	1,130,000
Class M3, 2.99% 1/25/35 (f)	425,000	425,000
Class M5, 3.31% 1/25/35 (f)	400,000	400,000
Class M6, 3.41% 1/25/35 (f)	300,000	300,000
Providian Gateway Master Trust Series 2002-B Class A, 3.18% 6/15/09 (b)(f)	400,000	402,389
Residental Asset Securities Corp. Series 2004-KS10 Class M2, 3.68% 11/25/34 (f)	395,000	396,025
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 3.78% 10/25/34 (f)	1,300,000	1,316,079
Series 2004-RS6:
Class 2M2, 3.83% 6/25/34 (f)	250,000	249,989
Class 2M3, 3.98% 6/25/34 (f)	250,000	249,988
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 2.93% 4/25/33 (f)	71,830	72,141
Saxon Asset Securities Trust Series 2004-2 Class MV1, 3.11% 8/25/35 (f)	415,000	416,664
Sears Credit Account Master Trust II:
Series 2002-4:
Class A, 2.61% 8/18/09 (f)	800,000	800,481
Class B, 2.905% 8/18/09 (f)	1,080,000	1,081,436
Series 2002-5 Class B, 3.73% 11/17/09 (f)	500,000	500,882
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M1, 3.18% 8/25/34 (f)	1,000,000	1,003,609
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.89% 2/25/34 (f)	105,758	105,754
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.93% 3/15/11 (b)(f)	675,000	676,793
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.96% 9/25/34 (f)	515,582	518,249
Series 2003-6HE Class A1, 3% 11/25/33 (f)	182,198	182,653
Series 2003-8HE Class A, 3% 12/25/34 (f)	232,979	233,107
Series 2004-1HE Class A1, 3.04% 2/25/35 (b)(f)	233,742	234,253
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	156,758	156,651
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	660,000	661,962
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
WFS Financial Owner Trust: - continued
Series 2004-4 Class D, 3.58% 5/17/12	$ 550,000	$ 547,621
Series 2005-1 Class D, 4.25% 8/15/12	495,000	494,180
TOTAL ASSET-BACKED SECURITIES (Cost $153,438,703)		153,958,813
Collateralized Mortgage Obligations - 13.4%

Private Sponsor - 10.6%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 2.93% 2/25/35 (f)	1,857,966	1,863,904
Series 2004-4 Class 5A2, 2.93% 3/25/35 (f)	594,044	594,531
Series 2005-1 Class 5A2, 2.88% 5/25/35 (f)	1,025,000	1,025,000
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (f)	3,050,000	3,050,000
Countrywide Home Loans floater Series 2005-1 Class 2A1, 2.84% 3/25/35 (f)	2,250,000	2,250,000
Countrywide Home Loans, Inc. floater Series 2004-16 Class A1, 2.93% 9/25/34 (f)	1,067,375	1,066,286
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 2.93% 3/25/34 (f)	583,760	583,443
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (f)	246,177	246,446
Series 2004-AR5 Class 11A2, 2.9% 6/25/34 (f)	376,484	375,670
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (f)	482,231	482,409
Series 2004-AR7 Class 6A2, 2.91% 8/25/34 (f)	795,609	796,352
Series 2004-AR8 Class 8A2, 2.91% 9/25/34 (f)	734,387	735,383
Series 2003-TFLA Class F, 2.9433% 4/15/13 (b)(f)	235,000	234,875
Fieldstone Mortgage Investment Corp. floater Series 2004-1 Class 2A, 2.82% 1/25/35 (f)	2,181,630	2,181,163
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (f)	842,143	840,298
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 2.6746% 12/21/24 (f)	700,000	700,000
Class B1, 2.7246% 12/21/54 (f)	950,000	950,000
Class M1, 2.8246% 12/21/54 (f)	700,000	700,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 2.72% 3/20/44 (f)	95,000	95,007
Class 1C, 3.41% 3/20/44 (f)	280,000	281,044
Class 1M, 2.92% 3/20/44 (f)	130,000	130,186
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2004-2:
Class 1A2, 2.58% 6/20/28 (f)	$ 500,000	$ 499,863
Class 1B, 2.68% 6/20/44 (f)	100,000	100,004
Class 1C, 3.21% 6/20/44 (f)	365,000	365,699
Class 1M, 2.79% 6/20/44 (f)	185,000	185,007
Series 2004-3:
Class 1B, 2.67% 9/20/44 (f)	200,000	200,000
Class 1C, 3.1% 9/20/44 (f)	605,000	605,605
Class 1M, 2.78% 9/20/44 (f)	100,000	99,980
GSAMP Trust floater Series 2004-11 Class 2A1, 2.86% 12/20/34 (f)	2,358,253	2,358,253
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.44% 7/15/40 (f)	195,000	196,784
Holmes Financing No. 8 PLC floater:
Series 1:
Class B, 2.77% 7/15/40 (f)	145,000	144,955
Class C, 3.26% 7/15/40 (f)	2,080,000	2,080,650
Series 2:
Class A, 2.72% 4/15/11 (f)	1,400,000	1,399,453
Class B, 2.81% 7/15/40 (f)	190,000	190,038
Class C, 3.36% 7/15/40 (f)	775,000	776,635
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.98% 10/25/34 (f)	1,446,341	1,450,437
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9% 3/25/35 (f)	1,191,421	1,192,166
Series 2004-6 Class 1A2, 2.92% 10/25/34 (f)	453,313	452,834
Series 2005-1:
Class M1, 3.0288% 4/25/35 (f)	475,000	475,000
Class M2, 3.0588% 4/25/35 (f)	840,000	840,000
Class M3, 3.1088% 4/25/35 (f)	205,000	205,000
Class M4, 3.3288% 4/25/35 (f)	125,000	125,000
Class M5, 3.3588% 4/25/35 (f)	125,000	125,000
Class M6, 3.4288% 4/25/35 (f)	195,000	195,000
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (f)	882,742	913,294
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 2.91% 11/25/34 (f)	1,248,822	1,249,929
Class 2A2, 2.97% 11/25/34 (f)	274,927	275,185
Series 2005-1 Class 1A1, 2.82% 3/25/35 (f)	2,230,000	2,230,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust: - continued
Series 2004-6 Class 4A2, 4.181% 7/25/34 (c)(f)	$ 3,000,000	$ 2,989,431
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A:
Class 2A1, 2.92% 3/25/28 (f)	398,735	400,921
Class 2A2, 2.36% 3/25/28 (f)	142,405	143,185
Series 2003-B Class A1, 2.87% 4/25/28 (f)	366,573	368,372
Series 2003-D Class A, 2.84% 8/25/28 (f)	1,785,675	1,787,974
Series 2003-E Class A2, 2.28% 10/25/28 (f)	786,578	784,891
Series 2003-F Class A2, 2.46% 10/25/28 (f)	794,555	793,587
Series 2004-A Class A2, 2.37% 4/25/29 (f)	1,041,700	1,036,319
Series 2004-B Class A2, 2.8669% 6/25/29 (f)	1,028,214	1,025,860
Series 2004-C Class A2, 3.07% 7/25/29 (f)	1,425,034	1,421,947
Series 2004-D Class A2, 2.34% 9/25/29 (f)	1,391,663	1,390,134
Series 2004-E Class A2D, 2.64% 11/25/29 (f)	1,443,366	1,441,618
Series 2004-G Class A2, 3.07% 11/25/29 (f)	586,335	586,885
Series 2003-G Class XA1, 1% 1/25/29 (h)	3,201,544	47,058
MortgageIT Trust floater Series 2004-2:
Class A1, 2.9% 12/25/34 (f)	659,695	659,694
Class A2, 2.98% 12/25/34 (f)	891,080	891,079
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (f)	2,000,000	2,010,765
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (f)	205,000	207,130
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (f)	1,145,000	1,144,685
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (f)	260,000	259,930
Series 2 Class C, 3.11% 6/10/42 (f)	390,000	391,357
Series 3 Class C, 3.28% 6/10/42 (f)	825,000	826,452
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (f)	500,000	499,766
Class 2C, 2.91% 6/10/42 (f)	650,000	649,492
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	386,937	395,496
Series 2004-SL2 Class A1, 6.5% 10/25/16	166,663	170,824
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.22% 3/10/35 (b)(f)	97,227	98,960
Class B5, 4.77% 3/10/35 (b)(f)	97,227	99,206
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.03% 11/25/34 (f)	$ 201,628	$ 202,717
Series 2003-RP2 Class A1, 2.98% 6/25/33 (b)(f)	272,597	273,565
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	11,749,048	113,132
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 2.2513% 9/20/33 (f)	728,564	727,264
Series 2003-7 Class A2, 2.885% 1/20/34 (f)	381,878	381,532
Series 2004-1 Class A, 3.2025% 2/20/34 (f)	562,157	561,002
Series 2004-10 Class A4, 2.58% 11/20/34 (f)	1,630,011	1,625,419
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	2,460,716	2,464,561
Series 2004-4 Class A, 2.4613% 5/20/34 (f)	428,366	426,063
Series 2004-5 Class A3, 2.82% 6/20/34 (f)	693,054	693,054
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (f)	891,532	890,704
Class A3B, 3.16% 7/20/34 (f)	1,783,064	1,781,620
Series 2004-7:
Class A3A, 2.285% 8/20/34 (f)	936,862	935,919
Class A3B, 2.51% 7/20/34 (f)	1,819,150	1,831,541
Series 2004-8 Class A2, 2.35% 9/20/34 (f)	2,797,210	2,795,116
Series 2005-1 Class A2, 3.1688% 2/20/35 (f)	1,110,000	1,110,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 2.93% 9/25/33 (b)(f)	332,447	332,571
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34 (f)	3,298,770	3,304,259
WAMU Mortgage pass thru certificates sequential pay Series 2002-S6 Class A25, 6% 10/25/32	224,121	225,462
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	98,362	102,272
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34 (f)	2,575,000	2,598,883
TOTAL PRIVATE SPONSOR		84,013,442
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2002-89 Class F, 2.83% 1/25/33 (f)	192,534	192,814
planned amortization class:
Series 1993-207 Class G, 6.15% 4/25/23	1,008,878	1,021,242
Series 1994-81 Class PJ, 8% 7/25/23	59,850	59,903
Series 2002-81 Class PU, 4.5% 5/25/20	933,619	933,502
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-11 Class QF, 3.03% 3/25/32 (f)	$ 241,067	$ 242,777
Series 2002-36 Class FT, 3.03% 6/25/32 (f)	227,018	228,905
Series 2002-64 Class FE, 2.83% 10/18/32 (f)	124,962	125,368
Series 2002-74 Class FV, 2.98% 11/25/32 (f)	147,986	148,944
Series 2003-11:
Class DF, 2.98% 2/25/33 (f)	149,312	150,313
Class EF, 2.98% 2/25/33 (f)	112,278	112,755
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	122,043	123,311
Series 2001-70 Class PD, 6% 3/25/29	347,348	347,374
Series 2002-11 Class QB, 5.5% 3/25/15	783,677	793,905
Series 2002-28 Class PJ, 6.5% 3/25/31	1,430,088	1,438,222
Series 2002-52 Class PA, 6% 4/25/31	31,974	32,274
Series 2002-8 Class PD, 6.5% 7/25/30	502,227	507,321
Series 2003-17 Class PQ, 4.5% 3/25/16	537,051	537,239
Series 2002-50 Class LE, 7% 12/25/29	181,713	184,267
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	635,000	31,580
Series 2004-33 Class ZK, 4.5% 4/25/34	570,129	568,851
Series 2004-37 Class ZB, 4.5% 5/25/34	761,844	760,085
Freddie Mac planned amortization class:
Series 2091 Class PP, 6% 2/15/27	341,282	342,720
Series 2256 Class MB, 7.25% 5/15/30	112,459	112,822
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 2.88% 11/15/32 (f)	48,400	48,680
Series 2538 Class FB, 2.88% 12/15/32 (f)	257,274	258,633
Series 2551 Class FH, 2.93% 1/15/33 (f)	130,990	131,576
planned amortization class:
Series 2136 Class PQ, 6.5% 10/15/27	304,351	304,773
Series 2316 Class PB, 6.5% 9/15/30	651,696	657,038
Series 2368 Class PQ, 6.5% 8/15/30	38,390	38,390
Series 2376 Class JC, 5.5% 2/15/14	160,055	159,994
Series 2394 Class ND, 6% 6/15/27	351,974	355,127
Series 2395 Class PE, 6% 2/15/30	1,121,428	1,135,973
Series 2398 Class DK, 6.5% 1/15/31	208,829	210,165
Series 2410 Class ML, 6.5% 12/15/30	510,791	516,254
Series 2420 Class BE, 6.5% 12/15/30	462,586	466,865
Series 2435 Class GD, 6.5% 2/15/30	124,997	125,262
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2443 Class TD, 6.5% 10/15/30	$ 450,015	$ 455,013
Series 2461 Class PG, 6.5% 1/15/31	387,044	395,201
Series 2466 Class EC, 6% 10/15/27	179,920	180,301
Series 2473 Class JB, 5.5% 2/15/29	141,185	141,163
Series 2483 Class DC, 5.5% 7/15/14	576,973	580,182
Series 2490 Class PM, 6% 7/15/28	206,379	206,907
Series 2496 Class OC, 5.5% 9/15/14	1,676,445	1,691,508
Series 2543 CLass PM, 5.5% 8/15/18	1,000,000	1,016,932
Series 2557 Class MA, 4.5% 7/15/16	113,894	114,048
Series 2614 Class IC, 4.5% 12/15/10 (h)	2,633,259	118,623
Series 2748 Class IB, 4.5% 3/15/10 (h)	1,572,500	68,355
Series 2776 Class UJ, 4.5% 5/15/20 (h)	681,108	42,237
Series 2828 Class JA, 4.5% 1/15/10	1,615,000	1,631,882
sequential pay:
Series 2285 Class VB, 6.5% 10/15/16	99,121	99,266
Series 2430 Class ZE, 6.5% 8/15/27	186,607	187,558
Series 2445 Class BD, 6.5% 6/15/30	44	44
Series 2478 Class AF, 6% 8/15/30	1,031,791	1,035,643
Series 2480 Class QW, 5.75% 2/15/30	220,498	221,290
Series 1803 Class A, 6% 12/15/08	279,646	287,528
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 2.88% 1/16/27 (f)	164,799	165,684
planned amortization class:
Series 2002-5 Class PD, 6.5% 5/16/31	534,998	546,464
Series 2002-57 Class PJ, 6% 1/20/29	4,962	4,954
TOTAL U.S. GOVERNMENT AGENCY		22,596,007
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $106,839,619)		106,609,449
Commercial Mortgage Securities - 3.2%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(f)	565,000	576,303
Class D, 7.54% 8/3/10 (b)(f)	750,000	765,264
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 2.72% 9/8/14 (b)(f)	64,481	64,496
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc. floater: - continued
Series 2003-BBA2:
Class A3, 2.8% 11/15/15 (b)(f)	$ 340,000	$ 340,572
Class C, 2.95% 11/15/15 (b)(f)	70,000	70,373
Class D, 3.03% 11/15/15 (b)(f)	110,000	110,733
Class F, 3.38% 11/15/15 (b)(f)	80,000	80,655
Class H, 3.88% 11/15/15 (b)(f)	70,000	70,578
Class J, 4.43% 11/15/15 (b)(f)	70,000	70,624
Class K, 5.08% 11/15/15 (b)(f)	65,000	65,628
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.11% 8/25/33 (b)(f)	379,420	382,414
Series 2003-2 Class A, 3.11% 12/25/33 (b)(f)	974,260	980,806
Series 2004-1:
Class A, 2.89% 4/25/34 (b)(f)	543,625	541,968
Class B, 4.43% 4/25/34 (b)(f)	90,604	90,452
Series 2004-2:
Class A, 2.96% 8/25/34 (b)(f)	612,609	612,992
Class M1, 3.11% 8/25/34 (b)(f)	196,226	196,472
Series 2004-3:
Class A1, 2.9% 1/25/35 (b)(f)	843,972	844,368
Class A2, 2.95% 1/25/35 (b)(f)	99,291	99,368
Class M1, 3.03% 1/25/35 (b)(f)	148,936	148,936
Class M2, 3.53% 1/25/35 (b)(f)	99,291	99,291
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (b)(f)	330,608	330,686
Series 2003-WEST Class A, 3.02% 1/3/15 (b)(f)	359,536	360,847
Series 2004-BBA3 Class E, 3.18% 6/15/17 (b)(f)	960,000	960,307
Series 2004-ESA Class A2, 2.79% 5/14/16 (b)(f)	565,000	566,486
Series 2004-HS2A:
Class E, 3.35% 1/14/16 (b)(f)	125,000	125,484
Class F, 3.5% 1/14/16 (b)(f)	75,000	75,290
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12 (b)(f)	800,000	801,970
COMM floater:
Series 2000-FL3A Class C, 3.24% 11/15/12 (b)(f)	33,280	33,270
Series 2002-FL7:
Class A2, 2.83% 11/15/14 (b)(f)	57,492	57,536
Class C, 2.98% 11/15/14 (b)(f)	555,000	555,995
Class F, 3.78% 11/15/14 (b)(f)	1,000,000	1,006,655
Class H, 4.73% 11/15/14 (b)(f)	150,000	150,442
Series 2003-FL9 Class B, 2.98% 11/15/15 (b)(f)	885,118	887,800
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 2.78% 9/15/14 (b)(f)	$ 635,000	$ 635,990
Class G, 3.46% 9/15/14 (b)(f)	150,000	150,232
Class H, 3.56% 9/15/14 (b)(f)	160,000	160,247
Class J, 4.08% 9/15/14 (b)(f)	55,000	55,085
Class K, 4.48% 9/15/14 (b)(f)	85,000	85,130
Class L, 4.68% 9/15/14 (b)(f)	70,000	69,997
Series 2004-HTL1:
Class B, 2.93% 7/15/16 (b)(f)	55,000	55,075
Class D, 3.03% 7/15/16 (b)(f)	120,000	120,050
Class E, 3.23% 7/15/16 (b)(f)	85,000	85,069
Class F, 3.28% 7/15/16 (b)(f)	90,000	90,109
Class H, 3.78% 7/15/16 (b)(f)	265,000	265,402
Class J, 3.93% 7/15/16 (b)(f)	100,000	100,151
Class K, 4.83% 7/15/16 (b)(f)	115,000	114,994
CS First Boston Mortgage Securities Corp.:
floater:
Series 2002-TFLA Class C, 3.04% 11/18/12 (b)(f)	255,000	255,980
Series 2003-TF2A Class A2, 2.8% 11/15/14 (b)(f)	700,000	700,697
Series 2004-FL1 Class B, 2.93% 5/15/14 (b)(f)	1,000,000	1,001,013
Series 2004-HC1:
Class A2, 2.98% 12/15/21 (b)(f)	175,000	175,000
Class B, 3.23% 12/15/21 (b)(f)	455,000	454,999
Series 2004-TFL1:
Class A2, 2.67% 2/15/14 (b)(f)	505,000	505,376
Class E, 3.03% 2/15/14 (b)(f)	200,000	200,531
Class F, 3.08% 2/15/14 (b)(f)	175,000	175,537
Class G, 3.33% 2/15/14 (b)(f)	125,000	125,379
Class H, 3.58% 2/15/14 (b)(f)	100,000	100,509
Class J, 3.88% 2/15/14 (b)(f)	50,000	50,300
Series 2003-TFLA Class G, 2.9433% 4/15/13 (b)(f)	145,000	140,993
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 5.65% 7/5/18 (b)(f)	111,749	111,749
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 4.9085% 4/10/15 (b)(f)	420,000	415,178
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2003-C4A Class H, 5.43% 7/11/15 (b)(f)	616,157	619,045
Series 2003-LLFA:
Class A2, 2.84% 12/16/14 (b)(f)	490,000	491,591
Class C, 3.15% 12/16/14 (b)(f)	110,000	110,493
Series 2003-LLFA Class K1, 5% 12/16/14 (b)(f)	435,000	439,062
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust floater Series 2001-XLF:
Class A2, 2.95% 10/7/13 (b)(f)	$ 640,538	$ 640,543
Class F, 4.34% 10/7/13 (b)(f)	544,671	544,358
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA Class C, 3.28% 2/15/13 (b)(f)	1,000,000	999,591
Series 2003-CDCA:
Class HBST, 4.08% 2/15/15 (b)(f)	80,000	80,100
Class HEXB, 4.38% 2/15/15 (b)(f)	30,000	30,038
Class JBST, 4.28% 2/15/15 (b)(f)	60,000	60,075
Class JEXB, 4.58% 2/15/15 (b)(f)	50,000	50,063
Class KBST, 4.63% 2/15/15 (b)(f)	35,000	35,044
Class KEXB, 4.98% 2/15/15 (b)(f)	40,000	40,050
Series 2000-NL1 Class E, 6.8139% 10/15/30 (b)(f)	585,000	605,505
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09 (b)(f)	500,000	500,565
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.01% 3/24/18 (b)(f)	587,506	587,506
Wachovia Bank Commercial Mortgage Trust floater Series 2004-WHL3:
Class A2, 2.66% 3/15/14 (b)(f)	255,000	255,354
Class E, 2.98% 3/15/14 (b)(f)	160,000	160,551
Class F, 3.03% 3/15/14 (b)(f)	130,000	130,471
Class G, 3.26% 3/15/14 (b)(f)	65,000	65,253
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,920,323)		24,971,091
Fixed-Income Funds - 36.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $288,099,439)	2,897,815	288,419,567
Cash Equivalents - 13.9%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (i) (Cost $110,291,000)	$ 110,298,700	$ 110,291,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $805,081,995)		805,488,990
NET OTHER ASSETS - (1.6)%		(12,441,825)
NET ASSETS - 100%		$ 793,047,165
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
114 Eurodollar 90 Day Index Contracts	March 2005	$ 113,150,700	$ (140,643)
113 Eurodollar 90 Day Index Contracts	June 2005	112,076,225	(162,477)
114 Eurodollar 90 Day Index Contracts	Sept. 2005	112,999,650	(97,981)
112 Eurodollar 90 Day Index Contracts	Dec. 2005	110,965,400	(25,511)
112 Eurodollar 90 Day Index Contracts	March 2006	110,927,600	(83,248)
TOTAL EURODOLLAR CONTRACTS		560,119,575	(509,860)
Sold
Eurodollar Contracts
3 Eurodollar 90 Day Index Contracts	June 2006	2,970,525	(3,189)
2 Eurodollar 90 Day Index Contracts	Sept. 2006	1,979,975	(1,910)
1 Eurodollar 90 Day Index Contracts	Dec. 2006	989,800	471
1 Eurodollar 90 Day Index Contracts	March 2007	989,675	296
TOTAL EURODOLLAR CONTRACTS		6,929,975	(4,332)
		$ 567,049,550	$ (514,192)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)

	March 2010	$ 2,000,000	$ 3,600
Receive annually a fixed rate of .5% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2010	2,000,000	3,600
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	2,000,000	35,001
		$ 6,000,000	$ 42,201
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,524,246 or 4.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,989,348.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$110,291,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 26,822,966
Bank of America, National Association	9,170,245
Barclays Capital Inc.	27,510,734
Countrywide Securities Corporation	2,063,305
Deutsche Bank Securities Inc.	1,146,281
Goldman, Sachs & Co.	6,877,683
Morgan Stanley & Co. Incorporated.	5,520,955
Societe Generale, New York Branch	2,521,817
UBS Securities LLC	16,047,928
Wachovia Capital Markets, LLC	10,316,525
WestLB AG	2,292,561
$ 110,291,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $110,291,000) (cost $805,081,995) - See accompanying schedule		$ 805,488,990
Receivable for investments sold		87,955
Receivable for fund shares sold		945,812
Interest receivable		1,802,857
Swap agreements, at value		42,201
Prepaid expenses		1,930
Receivable from investment adviser for expense reductions		53,239
Other affiliated receivables		231
Total assets		808,423,215

Liabilities
Payable to custodian bank	$ 151
Payable for investments purchased Regular delivery	2,840,074
Delayed delivery	10,307,437
Payable for fund shares redeemed	1,616,428
Distributions payable	149,099
Accrued management fee	277,667
Distribution fees payable	434
Payable for daily variation on futures contracts	54,176
Other affiliated payables	113,114
Other payables and accrued expenses	17,470
Total liabilities		15,376,050

Net Assets		$ 793,047,165
Net Assets consist of:
Paid in capital		$ 793,146,852
Distributions in excess of net investment income		(63,798)
Accumulated undistributed net realized gain (loss) on investments		21,505
Net unrealized appreciation (depreciation) on investments		(57,394)
Net Assets		$ 793,047,165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,109,799 ÷ 210,075 shares)	$ 10.04

Maximum offering price per share (100/98.50 of $10.04)	$ 10.19
Class T: Net Asset Value and redemption price per share ($1,520,803 ÷ 151,428 shares)	$ 10.04

Maximum offering price per share (100/98.50 of $10.04)	$ 10.19

Fidelity Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($788,720,089 ÷ 78,549,385 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($696,474 ÷ 69,355 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 8,143,843

Expenses
Management fee	$ 1,420,087
Transfer agent fees	468,320
Distribution fees	2,005
Accounting fees and expenses	92,961
Non-interested trustees' compensation	1,822
Custodian fees and expenses	4,762
Registration fees	55,807
Audit	17,327
Legal	5,876
Miscellaneous	2,513
Total expenses before reductions	2,071,480
Expense reductions	(220,975)	1,850,505
Net investment income		6,293,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,976
Futures contracts	(47,972)
Swap agreements	8,572
Total net realized gain (loss)		8,576
Change in net unrealized appreciation (depreciation) on: Investment securities	(136,327)
Futures contracts	(283,945)
Swap agreements	50,328
Total change in net unrealized appreciation (depreciation)		(369,944)
Net gain (loss)		(361,368)
Net increase (decrease) in net assets resulting from operations		$ 5,931,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,293,338	$ 4,702,274
Net realized gain (loss)	8,576	327,702
Change in net unrealized appreciation (depreciation)	(369,944)	94,514
Net increase (decrease) in net assets resulting from operations	5,931,970	5,124,490
Distributions to shareholders from net investment income	(6,234,771)	(4,708,387)
Distributions to shareholders from net realized gain	(213,972)	-
Total distributions	(6,448,743)	(4,708,387)
Share transactions - net increase (decrease)	212,326,815	355,546,941
Redemption fees	14,961	56,247
Total increase (decrease) in net assets	211,825,003	356,019,291

Net Assets
Beginning of period	581,222,162	225,202,871
End of period (including distributions in excess of net investment income of $63,798 and distributions in excess of net investment income of $122,365, respectively)	$ 793,047,165	$ 581,222,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.087	.013
Net realized and unrealized gain (loss)	(.010)	.011
Total from investment operations	.077	.024
Distributions from net investment income	(.084)	(.014)
Distributions from net realized gain	(.003)	-
Total distributions	(.087)	(.014)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C, D	.77%	.24%
Ratios to Average Net Assets G
Expenses before expense reductions	.80% A	.85% A
Expenses net of voluntary waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	1.72% A	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,110	$ 316
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income E	.086	.013
Net realized and unrealized gain (loss)	(.008)	.010
Total from investment operations	.078	.023
Distributions from net investment income	(.085)	(.013)
Distributions from net realized gain	(.003)	-
Total distributions	(.088)	(.013)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C, D	.78%	.23%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.86% A
Expenses net of voluntary waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	1.72% A	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,521	$ 356
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Ultra-Short Bond

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income D	.095	.122	.137
Net realized and unrealized gain (loss)	(.009)	.029	.052
Total from investment operations	.086	.151	.189
Distributions from net investment income	(.093)	(.122)	(.173)
Distributions from net realized gain	(.003)	-	-
Total distributions	(.096)	(.122)	-
Redemption fees added to paid in capital D	- G	.001	.004
Net asset value, end of period	$ 10.04	$ 10.05	$ 10.02
Total Return B, C	.86%	1.52%	1.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.61% A	.62%	.70% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.55% A
Expenses net of all reductions	.55% A	.55%	.55% A
Net investment income	1.87% A	1.21%	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,720	$ 580,174	$ 225,203
Portfolio turnover rate	27% A	53%	39% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 29, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.05	$ 10.04
Income from Investment Operations
Net investment income D	.093	.015
Net realized and unrealized gain (loss)	(.006)	.010
Total from investment operations	.087	.025
Distributions from net investment income	(.094)	(.015)
Distributions from net realized gain	(.003)	-
Total distributions	(.097)	(.015)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 10.04	$ 10.05
Total Return B, C	.87%	.25%
Ratios to Average Net Assets F
Expenses before expense reductions	.58% A	.67% A
Expenses net of voluntary waivers, if any	.55% A	.55% A
Expenses net of all reductions	.55% A	.55% A
Net investment income	1.87% A	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 696	$ 376
Portfolio turnover rate	27% A	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra-Short Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Fidelity Ultra Short Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, and excise tax regulations .

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,240,538
Unrealized depreciation	(820,914)
Net unrealized appreciation (depreciation)	$ 419,624
Cost for federal income tax purposes	$ 805,069,366

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $225,995,726 and $34,366,869, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 940	$ 58
Class T	0%	.15%	1,065	73
			$ 2,005	$ 131

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,781
Class T	1,094
$ 3,875

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Ultra Short Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,085	.17*
Class T	1,357	.19*
Fidelity Ultra-Short Bond	465,092	.14*
Institutional Class	786	.11*
	$ 468,320

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,647,426 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	.70%	$ 603
Class T	.70%	830
Fidelity Ultra-Short Bond	.55%	215,832
Institutional Class	.55%	241
		$ 217,506

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $782. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Ultra-Short Bond	$ 2,687

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004 A
From net investment income
Class A	$ 10,798	$ 200
Class T	12,323	262
Fidelity Ultra-Short Bond	6,197,402	4,707,454
Institutional Class	14,248	471
Total	$ 6,234,771	$ 4,708,387
From net realized gain
Class A	$ 407	$ -
Class T	503	-
Fidelity Ultra-Short Bond	212,634	-
Institutional Class	428	-
Total	$ 213,972	$ -

A Distributions for Class A, Class T, and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004 A	Six months ended January 31, 2005	Year ended July 31, 2004 A
Class A
Shares sold	209,860	31,506	$ 2,108,875	$ 316,495
Reinvestment of distributions	1,075	19	10,797	195
Shares redeemed	(32,307)	(78)	(324,912)	(780)
Net increase (decrease)	178,628	31,447	$ 1,794,760	$ 315,910
Class T
Shares sold	228,671	35,358	$ 2,299,046	$ 355,050
Reinvestment of distributions	806	26	8,096	262
Shares redeemed	(113,433)	-	(1,139,874)	-
Net increase (decrease)	116,044	35,384	$ 1,167,268	$ 355,312
Fidelity Ultra-Short Bond
Shares sold	35,058,168	59,927,755	$ 352,251,145	$ 602,349,405
Reinvestment of distributions	561,740	418,048	5,643,535	4,203,573
Shares redeemed	(14,813,913)	(25,071,625)	(148,853,680)	(252,053,274)
Net increase (decrease)	20,805,995	35,274,178	$ 209,041,000	$ 354,499,704
Institutional Class
Shares sold	252,648	37,405	$ 2,541,545	$ 375,544
Reinvestment of distributions	1,370	47	13,769	471
Shares redeemed	(222,115)	-	(2,231,527)	-
Net increase (decrease)	31,903	37,452	$ 323,787	$ 376,015

A Share transactions for Class A, Class T, and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to
July 31, 2004.

Semiannual Report

Fidelity Ultra-Short Central Fund

January 31, 2005 (Unaudited)

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AUSBI-USAN-0305
1.804596.100

Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Top Fifty Securities and Derivatives of Fidelity's Fixed-Income Central Fund	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,044.70	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.08
Class T
Actual	$ 1,000.00	$ 1,043.30	$ 4.64
Hypothetical A	$ 1,000.00	$ 1,020.67	$ 4.58
Class B
Actual	$ 1,000.00	$ 1,040.80	$ 7.97
Hypothetical A	$ 1,000.00	$ 1,017.39	$ 7.88
Class C
Actual	$ 1,000.00	$ 1,039.30	$ 8.48
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.39
Fidelity Total Bond
Actual	$ 1,000.00	$ 1,045.50	$ 3.35
Hypothetical A	$ 1,000.00	$ 1,021.93	$ 3.31
Institutional Class
Actual	$ 1,000.00	$ 1,044.70	$ 3.25
Hypothetical A	$ 1,000.00	$ 1,022.03	$ 3.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.65%
Fidelity Total Bond	.65%
Institutional Class	.63%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
U.S. Government and U.S. Government Agency Obligations 54.8%	U.S. Government and U.S. Government Agency Obligations 53.6%
AAA 5.2%	AAA 5.4%
AA 3.6%	AA 3.2%
A 7.4%	A 10.0%
BBB 12.9%	BBB 15.9%
BB and Below 9.0%	BB and Below 9.3%
Not Rated 1.4%	Not Rated 0.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2005
6 months ago
Years	5.4	5.8
Average years to maturity is based on the average time until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	4.0	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Corporate Bonds 23.3%		Corporate Bonds 29.0%
	U.S. Government and U.S. Government Agency Obligations 54.8%		U.S. Government and U.S. Government Agency Obligations 53.6%
	Asset-Backed Securities 6.2%		Asset-Backed Securities 6.3%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 6.2%
	Other Investments 2.9%		Other Investments 3.1%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	7.6%	** Foreign investments	10.5%
* Futures and Swaps	4.9%	** Futures and Swaps	4.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
Accuride Corp. 8.5% 2/1/15 (e)	$ 80,000	$ 82,200
Affinia Group, Inc. 9% 11/30/14 (e)	30,000	30,900
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	200,000	203,361
7.2% 9/1/09	1,000,000	1,107,917
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	40,000	41,500
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	98,093
Visteon Corp. 7% 3/10/14	80,000	73,600
		1,637,571
Automobiles - 0.6%
Ford Motor Co.:
6.625% 10/1/28	125,000	115,281
7.45% 7/16/31	620,000	618,542
General Motors Corp.:
8.25% 7/15/23	135,000	136,139
8.375% 7/15/33	1,510,000	1,520,531
		2,390,493
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14	80,000	88,000
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	13,200
10.5% 7/15/11	120,000	120,000
Carrols Corp. 9% 1/15/13 (e)	20,000	20,750
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	67,550
Gaylord Entertainment Co.:
6.75% 11/15/14 (e)	50,000	49,625
8% 11/15/13	160,000	171,808
Herbst Gaming, Inc.:
7% 11/15/14 (e)	50,000	50,250
8.125% 6/1/12	70,000	74,375
HMH Properties, Inc. 7.875% 8/1/08	101,000	104,030
Host Marriott LP 7.125% 11/1/13	35,000	36,881
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	150,000	146,250
MGM MIRAGE:
6% 10/1/09	50,000	51,065
8.375% 2/1/11	40,000	44,800
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	41,600
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	63,375
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	148,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 10.625% 7/15/14 (e)	$ 80,000	$ 80,400
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	52,000
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	81,000
8.875% 3/15/10	100,000	108,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	45,000	47,813
Premier Entertainment Biloxi LLC 10.75% 2/1/12	20,000	21,700
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	263,250
Scientific Games Corp. 6.25% 12/15/12 (e)	30,000	30,450
Seneca Gaming Corp. 7.25% 5/1/12	50,000	51,438
Six Flags, Inc.:
9.5% 2/1/09	180,000	188,100
9.625% 6/1/14	100,000	94,500
9.625% 6/1/14 (e)	80,000	75,600
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	104,250
Station Casinos, Inc.:
6% 4/1/12	70,000	71,750
6.5% 2/1/14	40,000	41,100
6.875% 3/1/16	100,000	103,630
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	354,250
Town Sports International, Inc. 9.625% 4/15/11	20,000	21,200
Uno Restaurant Corp. 10% 2/15/11 (f)	80,000	79,102
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	113,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(e)	40,000	25,000
9% 1/15/12 (e)	30,000	31,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	48,000	51,840
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	171,200
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	160,000	156,800
		3,710,932
Household Durables - 0.2%
Champion Enterprises, Inc. 7.625% 5/15/09	70,000	70,000
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,450
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e)	80,000	77,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15 (e)	$ 50,000	$ 49,750
6.5% 1/15/14	100,000	102,000
8.875% 4/1/12	10,000	10,950
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,000
Technical Olympic USA, Inc. 7.5% 1/15/15 (e)	55,000	53,350
WCI Communities, Inc. 9.125% 5/1/12	35,000	38,938
William Lyon Homes, Inc. 10.75% 4/1/13	110,000	123,475
		610,113
Media - 2.0%
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (e)	50,000	52,750
AMC Entertainment, Inc.:
8% 3/1/14	220,000	217,800
8.625% 8/15/12 (e)	60,000	65,850
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	615,889
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,152,200
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(g)	40,000	43,300
8% 4/15/12 (e)	180,000	193,725
CanWest Media, Inc. 8% 9/15/12 (e)	30,000	31,800
Carmike Cinemas, Inc. 7.5% 2/15/14	60,000	60,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	71,663
Cinemark, Inc. 0% 3/15/14 (c)	100,000	75,500
Comcast Corp. 5.85% 1/15/10	500,000	533,615
Cox Communications, Inc.:
4.625% 6/1/13	90,000	86,709
7.125% 10/1/12	970,000	1,092,549
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	167,200
7.875% 2/15/18	50,000	56,000
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	71,488
0% 11/15/13 (c)	5,000	3,763
8% 11/15/13	10,000	10,625
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	152,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.: - continued
9.125% 1/15/09	$ 72,000	$ 78,300
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	38,200
Houghton Mifflin Co. 9.875% 2/1/13	70,000	72,800
Innova S. de R.L. 9.375% 9/19/13	30,000	34,125
Liberty Media Corp. 8.25% 2/1/30	440,000	493,822
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	143,650
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	100,000	106,000
MediaNews Group, Inc. 6.375% 4/1/14	100,000	98,250
News America, Inc. 6.2% 12/15/34 (e)	500,000	515,780
Nexstar Broadcasting, Inc. 7% 1/15/14	130,000	127,400
PanAmSat Corp. 9% 8/15/14	130,000	141,050
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	130,000	131,625
8.875% 5/15/11	25,000	26,375
Radio One, Inc. 8.875% 7/1/11	100,000	108,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	33,750
10.375% 9/1/14 (e)	30,000	35,100
Rogers Cable, Inc. 6.75% 3/15/15	50,000	51,313
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,273
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	73,150
Walt Disney Co. 6.375% 3/1/12	700,000	777,661
		7,902,535
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	60,300
9% 6/15/12	15,000	15,825
Blockbuster, Inc. 9% 9/1/12 (e)	70,000	70,000
General Nutrition Centers, Inc. 8.625% 1/15/11 (e)	80,000	80,200
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	54,500
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	91,350
Sonic Automotive, Inc. 8.625% 8/15/13	115,000	122,475
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,600
United Auto Group, Inc. 9.625% 3/15/12	50,000	54,500
		569,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
9.75% 1/15/15 (e)	$ 120,000	$ 116,400
11.625% 1/15/08	10,000	10,450
12.25% 12/15/12	65,000	70,200
		197,050
TOTAL CONSUMER DISCRETIONARY		17,018,444
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	41,650
6.875% 5/1/29	170,000	168,725
8.25% 7/15/10	40,000	45,400
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	30,000	31,200
8.5% 8/1/14 (e)	60,000	59,850
Pathmark Stores, Inc. 8.75% 2/1/12	100,000	96,000
Rite Aid Corp.:
6% 12/15/05 (e)	20,000	20,250
7.625% 4/15/05	15,000	15,113
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	84,000
		562,188
Food Products - 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	42,600
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	89,456
5.125% 10/1/13 (e)	1,060,000	1,084,109
Del Monte Corp.:
6.75% 2/15/15 (e)(f)	60,000	60,600
9.25% 5/15/11	50,000	55,500
Doane Pet Care Co.:
9.75% 5/15/07	50,000	48,250
10.75% 3/1/10	125,000	133,750
Pierre Foods, Inc. 9.875% 7/15/12 (e)	40,000	41,800
United Agriculture Products, Inc. 8.75% 12/15/11 (e)	27,000	28,958
		1,585,023
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	150,000	157,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	$ 20,000	$ 21,300
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	765,000	836,273
TOTAL CONSUMER STAPLES		3,162,284
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	330,065
Grant Prideco, Inc. 9% 12/15/09	10,000	11,188
Hanover Compressor Co.:
8.625% 12/15/10	20,000	21,700
9% 6/1/14	50,000	55,250
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,722
Universal Compression, Inc. 7.25% 5/15/10	40,000	42,200
		466,125
Oil & Gas - 1.6%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	77,025
7.125% 3/15/33	185,000	211,702
7.375% 10/1/09	160,000	179,135
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	496,027
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	51,690
7.75% 1/15/15	30,000	32,550
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,044
7.75% 1/15/32	15,000	14,625
8.05% 10/15/30	95,000	93,694
El Paso Production Holding Co. 7.75% 6/1/13	140,000	145,600
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	335,858
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	257,100
Energy Transfer Partners LP 5.95% 2/1/15 (e)	275,000	281,047
Enterprise Products Operating LP:
4.625% 10/15/09 (e)	125,000	124,703
5.6% 10/15/14 (e)	90,000	92,224
EXCO Resources, Inc. 7.25% 1/15/11	30,000	31,500
General Maritime Corp. 10% 3/15/13	310,000	353,400
Giant Industries, Inc. 8% 5/15/14	130,000	133,900
Hurricane Finance BV 9.625% 2/12/10 (e)	50,000	54,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	$ 20,000	$ 20,100
Newfield Exploration Co. 6.625% 9/1/14 (e)	90,000	94,950
OAO Gazprom:
9.625% 3/1/13	240,000	285,600
10.5% 10/21/09	100,000	119,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	55,000
8.25% 3/15/13	40,000	44,200
Pan American Energy LLC 7.125% 10/27/09 (e)	100,000	100,500
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	262,625
7.375% 12/15/14	500,000	558,750
Petrobras Energia SA 9.375% 10/30/13	85,000	92,438
Range Resources Corp. 7.375% 7/15/13	40,000	42,400
Ship Finance International Ltd. 8.5% 12/15/13	330,000	336,600
Teekay Shipping Corp. 8.875% 7/15/11	30,000	34,800
The Coastal Corp.:
6.375% 2/1/09	5,000	4,981
6.5% 6/1/08	150,000	151,125
6.7% 2/15/27	65,000	66,706
7.75% 6/15/10	200,000	208,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)	215,000	225,213
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,438
7.625% 7/15/19	30,000	33,000
7.875% 9/1/21	35,000	39,725
8.125% 3/15/12	30,000	34,200
8.75% 3/15/32	165,000	196,350
YPF SA yankee 9.125% 2/24/09	85,000	94,563
		6,077,713
TOTAL ENERGY		6,543,838
FINANCIALS - 6.9%
Capital Markets - 1.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	100,000	97,182
4.25% 9/4/12 (g)	205,000	205,362
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	$ 170,000	$ 187,425
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	448,786
E*TRADE Financial Corp. 8% 6/15/11 (e)	130,000	138,450
Equinox Holdings Ltd. 9% 12/15/09	20,000	21,200
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,128,793
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,169,036
6.6% 1/15/12	500,000	558,240
J.P. Morgan AG (Vimpel Communications) loan participation note 10.45% 4/26/05 (Reg. S)	100,000	101,250
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,539
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	1,000,000	1,003,342
5% 1/15/15	175,000	175,540
Morgan Stanley:
4.75% 4/1/14	545,000	536,499
6.6% 4/1/12	1,100,000	1,228,578
		7,032,222
Commercial Banks - 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	903,592
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,817
Korea Development Bank:
3.875% 3/2/09	685,000	673,789
4.75% 7/20/09	320,000	325,189
5.75% 9/10/13	170,000	180,599
Standard Bank London Ltd. 8.125% 9/30/09	100,000	104,500
Wachovia Bank NA 4.875% 2/1/15	600,000	602,778
Wells Fargo & Co. 4.2% 1/15/10	220,000	220,294
Western Financial Bank 9.625% 5/15/12	15,000	16,950
		3,063,508
Consumer Finance - 1.0%
American General Finance Corp. 4% 3/15/11	655,000	635,917
AmeriCredit Corp. 9.25% 5/1/09	65,000	69,713
Capital One Bank 6.5% 6/13/13	1,090,000	1,197,542
Ford Motor Credit Co.:
7% 10/1/13	500,000	526,984
7.875% 6/15/10	250,000	272,006
General Motors Acceptance Corp. 6.875% 9/15/11	760,000	763,167
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
4.75% 5/15/09	$ 100,000	$ 102,221
6.375% 11/27/12	30,000	33,275
HSBC Finance Corp. 6.75% 5/15/11	40,000	44,890
		3,645,715
Diversified Financial Services - 1.2%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	31,725
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	70,963
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	118,738
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	53,750
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	205,000	235,750
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	30,000	32,550
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	50,000	51,750
9.875% 10/15/14 (e)	50,000	53,000
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	190,000	206,506
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	720,000	767,070
7.45% 11/24/33 (e)	300,000	342,076
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,478,382
Jostens IH Corp. 7.625% 10/1/12 (e)	40,000	41,000
Marquee Holdings, Inc. 0% 8/15/14 (c)(e)	80,000	53,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	41,800
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	10,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	122,100
New Asat Finance Ltd. 9.25% 2/1/11 (e)	60,000	50,700
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	105,000	113,663
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	20,600
Sistema Finance SA 10.25% 4/14/08	50,000	53,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 125,000	$ 120,313
UGS Corp. 10% 6/1/12 (e)	30,000	33,450
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	452,375
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	30,000	33,038
		4,589,549
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	499,065
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	637,988
Travelers Property Casualty Corp. 5% 3/15/13	25,000	24,898
UnumProvident Corp. 7.625% 3/1/11	150,000	156,000
		1,317,951
Real Estate - 1.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	85,000	90,313
Boston Properties, Inc. 6.25% 1/15/13	365,000	399,144
Camden Property Trust 5.875% 11/30/12	200,000	211,385
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	205,353
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,400
EOP Operating LP:
4.65% 10/1/10	595,000	595,953
4.75% 3/15/14	135,000	131,430
7% 7/15/11	500,000	563,138
Gables Realty LP 5.75% 7/15/07	585,000	604,781
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	430,177
La Quinta Properties, Inc. 7% 8/15/12	50,000	52,188
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	50,750
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	100,000	108,750
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	70,000
Senior Housing Properties Trust 7.875% 4/15/15	20,000	21,900
Simon Property Group LP 5.625% 8/15/14	1,000,000	1,042,073
		4,588,735
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	697,875
Independence Community Bank Corp. 3.75% 4/1/14 (g)	275,000	264,352
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,200,000	$ 1,212,810
4.625% 4/1/14	100,000	97,121
		2,272,158
TOTAL FINANCIALS		26,509,838
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	139,425
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	50,000	54,000
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,500
Spheris, Inc. 11% 12/15/12 (e)	50,000	51,750
		267,675
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	83,600
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)(f)	60,000	61,500
Beverly Enterprises, Inc. 7.875% 6/15/14 (e)	70,000	78,400
Carriage Services, Inc. 7.875% 1/15/15 (e)	60,000	61,875
Community Health Systems, Inc. 6.5% 12/15/12 (e)	80,000	80,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	11,000
9.5% 8/15/10	110,000	121,000
HealthSouth Corp.:
7.625% 6/1/12	130,000	130,000
8.5% 2/1/08	85,000	87,869
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	100,000	107,750
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	22,800
Psychiatric Solutions, Inc. 10.625% 6/15/13	70,000	80,675
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	67,688
6.5% 6/1/12	15,000	13,425
7.375% 2/1/13	75,000	69,000
U.S. Oncology, Inc.:
9% 8/15/12 (e)	30,000	32,550
10.75% 8/15/14 (e)	80,000	91,200
		1,200,532
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Biovail Corp. yankee 7.875% 4/1/10	$ 55,000	$ 56,925
CDRV Investors, Inc. 0% 1/1/15 (c)(e)	100,000	59,000
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	50,000	52,250
Leiner Health Products, Inc. 11% 6/1/12	20,000	21,800
VWR International, Inc.:
6.875% 4/15/12	30,000	30,825
8% 4/15/14	30,000	30,600
Warner Chilcott Corp. 8.75% 2/1/15 (e)	80,000	82,200
		333,600
TOTAL HEALTH CARE		1,801,807
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. 8.5% 10/1/10	100,000	110,000
Bombardier, Inc. 6.3% 5/1/14 (e)	340,000	291,550
K & F Acquisition, Inc. 7.75% 11/15/14 (e)	40,000	39,800
Orbital Sciences Corp. 9% 7/15/11	135,000	151,200
Raytheon Co. 8.3% 3/1/10	800,000	942,356
		1,534,906
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	47,125
6.977% 11/23/22	11,362	10,595
6.978% 10/1/12	105,288	106,646
7.377% 5/23/19	49,661	32,777
7.379% 5/23/16	47,143	31,114
7.8% 4/1/08	65,000	57,200
AMR Corp. 9% 8/1/12	85,000	59,500
Delta Air Lines, Inc.:
7.9% 12/15/09	50,000	24,500
9.5% 11/18/08 (e)	61,000	52,460
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,000	720
7.57% 11/18/10	705,000	673,093
7.779% 11/18/05	3,000	2,460
7.779% 1/2/12	22,351	12,293
7.92% 5/18/12	135,000	89,100
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 25,000	$ 17,750
9.875% 3/15/07	60,000	49,200
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,950	6,678
7.626% 4/1/10	39,343	31,475
7.67% 1/2/15	8,362	7,108
		1,311,794
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	22,300
Nortek, Inc. 8.5% 9/1/14	100,000	102,750
		125,050
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	64,225
7.875% 4/15/13	20,000	19,950
10% 8/1/09	34,000	35,870
Cenveo Corp. 7.875% 12/1/13	60,000	52,500
		172,545
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	54,375
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	22,400
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11	20,000	18,600
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	15,000	11,100
9.5% 12/1/10 (g)	20,000	22,500
Dresser, Inc. 9.375% 4/15/11	15,000	16,200
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	50,000	51,125
Invensys PLC 9.875% 3/15/11 (e)	150,000	160,500
Navistar International Corp. 7.5% 6/15/11	30,000	31,875
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	60,000	59,400
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	60,000	64,500
Terex Corp. 7.375% 1/15/14	100,000	105,000
		522,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Marine - 0.1%
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)	$ 40,000	$ 28,600
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	40,000	42,400
OMI Corp. 7.625% 12/1/13	95,000	97,850
		168,850
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	105,000
TFM SA de CV yankee:
10.25% 6/15/07	5,000	5,338
11.75% 6/15/09	180,000	181,575
		291,913
TOTAL INDUSTRIALS		4,222,633
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	25,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	28,500
		53,500
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	104,000
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	112,800
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	135,525
Xerox Corp.:
7.125% 6/15/10	20,000	21,300
7.2% 4/1/16	165,000	174,900
7.625% 6/15/13	60,000	64,350
		396,075
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	64,650
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11 (e)	50,000	51,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (e)	$ 20,000	$ 20,850
Viasystems, Inc. 10.5% 1/15/11	50,000	49,125
		186,250
TOTAL INFORMATION TECHNOLOGY		852,625
MATERIALS - 1.9%
Chemicals - 0.6%
Berry Plastics Corp. 10.75% 7/15/12	80,000	91,200
Borden US Finance Corp./Nova Scotia Finance ULC:
7.41% 7/15/10 (e)(g)	70,000	72,800
9% 7/15/14 (e)	70,000	77,000
Braskem SA 11.75% 1/22/14 (e)	25,000	28,938
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	150,000	101,250
Equistar Chemicals LP:
6.5% 2/15/06	75,000	77,250
7.55% 2/15/26	100,000	98,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	166,750
Georgia Gulf Corp. 7.125% 12/15/13	90,000	96,750
Huntsman International LLC 9.875% 3/1/09	115,000	125,063
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	32,250
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	55,000	47,575
Koppers, Inc. 9.875% 10/15/13	50,000	57,000
Lubrizol Corp.:
5.5% 10/1/14	105,000	107,761
6.5% 10/1/34	195,000	210,124
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	218,500
10.875% 5/1/09	55,000	58,025
Millennium America, Inc. 9.25% 6/15/08	230,000	255,875
Nalco Co.:
7.75% 11/15/11	130,000	140,075
8.875% 11/15/13	100,000	109,500
Pliant Corp. 0% 6/15/09 (c)	60,000	55,650
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	70,000	76,125
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp.: - continued
13.5% 11/15/10	$ 35,000	$ 38,588
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	50,000	52,000
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	15,400
		2,409,949
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	232,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	215,000	230,050
BWAY Corp. 10% 10/15/10	105,000	112,613
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	50,000	52,625
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	102,375
Crown European Holdings SA 9.5% 3/1/11	35,000	39,025
Graphic Packaging International, Inc.:
8.5% 8/15/11	120,000	129,600
9.5% 8/15/13	170,000	188,700
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	31,725
8.25% 10/1/12	110,000	116,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	16,425
8.875% 2/15/09	50,000	54,000
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	52,250
7.5% 5/15/10	95,000	100,225
7.8% 5/15/18	45,000	46,350
8.1% 5/15/07	110,000	116,050
Sealed Air Corp.:
5.625% 7/15/13 (e)	25,000	25,961
6.875% 7/15/33 (e)	55,000	60,961
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	103,000
		1,578,535
Metals & Mining - 0.3%
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,750
California Steel Industries, Inc. 6.125% 3/15/14	40,000	39,500
Century Aluminum Co. 7.5% 8/15/14 (e)	40,000	42,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	335,000	372,192
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	$ 75,000	$ 79,688
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	52,375
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	74,906
10.125% 2/1/10	60,000	68,100
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	20,000	20,800
International Steel Group, Inc. 6.5% 4/15/14	70,000	75,600
Massey Energy Co. 6.625% 11/15/10	40,000	41,200
Novelis, Inc. 7.25% 2/15/15 (e)	40,000	40,800
Peabody Energy Corp. 6.875% 3/15/13	20,000	21,450
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	112,200
		1,143,161
Paper & Forest Products - 0.5%
Boise Cascade Corp. 8% 2/24/06	25,000	26,259
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.535% 10/15/12 (e)(g)	30,000	30,900
7.125% 10/15/14 (e)	30,000	31,350
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	213,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	16,631
7.5% 5/15/06	50,000	52,250
7.75% 11/15/29	10,000	11,350
8% 1/15/24	130,000	152,100
8.125% 5/15/11	5,000	5,750
International Paper Co.:
4.25% 1/15/09	95,000	95,167
5.5% 1/15/14	235,000	246,151
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	125,400
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	40,400
Riverside Forest Products Ltd. 7.875% 3/1/14	40,000	44,200
Solo Cup Co. 8.5% 2/15/14	145,000	149,350
Stone Container Corp. 8.375% 7/1/12	200,000	213,000
Weyerhaeuser Co. 5.25% 12/15/09	668,000	694,490
		2,147,748
TOTAL MATERIALS		7,511,393
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 35,000	$ 37,564
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,135,000	1,449,520
BellSouth Corp. 6.55% 6/15/34	665,000	738,022
British Telecommunications PLC:
8.375% 12/15/10	190,000	227,187
8.875% 12/15/30	145,000	198,462
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	30,375
Deutsche Telekom International Finance BV:
8.5% 6/15/10	305,000	361,993
8.75% 6/15/30	395,000	534,354
Empresa Brasileira de Telecomm SA 11% 12/15/08	110,000	125,400
Eschelon Operating Co. 8.375% 3/15/10	70,000	59,500
France Telecom SA 8.5% 3/1/11	815,000	972,573
GCI, Inc. 7.25% 2/15/14 (e)	50,000	49,625
Hanarotelecom, Inc. 7% 2/1/12 (e)	50,000	50,438
Indosat Finance Co. BV 7.75% 11/5/10	50,000	53,125
Koninklijke KPN NV yankee 8% 10/1/10	500,000	586,938
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	60,000	51,600
MCI, Inc.:
5.908% 5/1/07	36,000	36,855
6.688% 5/1/09	36,000	37,530
New Skies Satellites BV 9.125% 11/1/12 (e)	30,000	30,900
NTL Cable PLC 8.75% 4/15/14 (e)	190,000	211,850
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	76,050
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	48,500
7.25% 2/15/11	35,000	33,600
7.625% 8/3/21	20,000	17,600
Qwest Communications International, Inc.:
6.04% 2/15/09 (e)(g)	40,000	40,500
7.75% 2/15/14 (e)	160,000	162,800
Qwest Services Corp.:
13.5% 12/15/07 (e)	220,000	248,050
14% 12/15/10 (e)(g)	20,000	23,600
14.5% 12/15/14 (e)(g)	110,000	135,850
SBC Communications, Inc.:
6.15% 9/15/34	500,000	523,200
6.45% 6/15/34	220,000	239,082
Sprint Capital Corp. 8.375% 3/15/12	600,000	727,007
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4.95% 9/30/14 (e)	$ 415,000	$ 410,457
6% 9/30/34 (e)	500,000	504,882
Telefonica de Argentina SA 9.125% 11/7/10	95,000	99,988
Telefonica Europe BV 7.75% 9/15/10	700,000	815,679
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	60,800
TELUS Corp. yankee 7.5% 6/1/07	180,000	194,360
U.S. West Communications 6.875% 9/15/33	165,000	149,325
Verizon Global Funding Corp. 7.25% 12/1/10	640,000	730,484
		11,085,625
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	285,000	281,050
American Tower Corp. 7.5% 5/1/12	105,000	108,675
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	534,944
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	60,000	63,450
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	40,000	42,300
7.5% 12/1/13	10,000	10,575
9.375% 8/1/11	65,000	71,988
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,000
Globe Telecom, Inc. 9.75% 4/15/12	55,000	60,775
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	50,400
Inmarsat Finance PLC 7.625% 6/30/12	70,000	71,400
Intelsat Ltd.:
6.5% 11/1/13	40,000	33,400
7.625% 4/15/12	20,000	18,150
8.625% 1/15/15 (e)	40,000	41,650
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	83,200
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	60,450
9.75% 1/30/08 (e)	30,000	32,285
9.75% 1/30/08 (Reg. S)	75,000	80,712
Nextel Communications, Inc. 7.375% 8/1/15	150,000	165,375
Nextel Partners, Inc. 8.125% 7/1/11	85,000	93,713
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	140,350
8% 12/15/12	50,000	53,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.: - continued
9.625% 5/1/11	$ 26,000	$ 30,550
Rural Cellular Corp. 8.25% 3/15/12	60,000	64,200
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	101,000	105,166
Western Wireless Corp. 9.25% 7/15/13	175,000	203,656
		2,557,664
TOTAL TELECOMMUNICATION SERVICES		13,643,289
UTILITIES - 2.0%
Electric Utilities - 1.2%
AES Gener SA 7.5% 3/25/14	70,000	71,575
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	183,600
8.25% 4/15/12 (e)	90,000	99,900
10.25% 11/15/07 (e)	26,657	29,856
10.25% 11/15/07 (e)(g)	3,339	3,481
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	310,895
DTE Energy Co. 7.05% 6/1/11	40,000	45,362
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,569,946
Exelon Corp. 6.75% 5/1/11	750,000	837,281
FirstEnergy Corp. 6.45% 11/15/11	25,000	27,130
Nevada Power Co.:
5.875% 1/15/15 (e)	40,000	40,200
6.5% 4/15/12	50,000	52,625
Oncor Electric Delivery Co. 6.375% 5/1/12	45,000	49,800
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,124,771
TECO Energy, Inc. 7% 5/1/12	80,000	86,100
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	80,000	82,600
		4,615,122
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	125,000
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,313
NiSource Finance Corp. 7.875% 11/15/10	100,000	117,287
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.:
6.625% 2/1/08	$ 20,000	$ 20,300
6.75% 10/1/07	15,000	15,544
		303,444
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.5% 11/1/07	26,000	26,424
8.75% 6/15/08	2,000	2,160
8.75% 5/15/13 (e)	30,000	33,638
8.875% 2/15/11	282,000	314,430
9% 5/15/15 (e)	30,000	33,938
9.375% 9/15/10	7,000	7,928
9.5% 6/1/09	19,000	21,280
CMS Energy Corp.:
6.3% 2/1/12	60,000	59,850
8.5% 4/15/11	45,000	50,231
9.875% 10/15/07	135,000	149,175
Constellation Energy Group, Inc. 7% 4/1/12	1,010,000	1,155,460
Dominion Resources, Inc.:
6.25% 6/30/12	500,000	549,497
8.125% 6/15/10	170,000	199,290
NRG Energy, Inc. 8% 12/15/13 (e)	220,000	235,950
Utilicorp Canada Finance Corp. 7.75% 6/15/11	60,000	61,950
		2,901,201
TOTAL UTILITIES		7,819,767
TOTAL NONCONVERTIBLE BONDS (Cost $86,304,313)		89,085,918
U.S. Government and Government Agency Obligations - 25.4%

U.S. Government Agency Obligations - 4.1%
Fannie Mae 4.375% 7/17/13	2,205,000	2,161,870
Freddie Mac:
2.75% 10/15/06	50,000	49,474
3.625% 9/15/08	8,000,000	7,960,280
4.5% 1/15/13	3,200,000	3,232,586
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 11/5/12	$ 280,000	$ 284,176
5.875% 3/21/11	2,095,000	2,259,851
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,948,237
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,357,018	4,687,537
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,024,570	2,981,092
2% 1/15/14	7,545,864	7,806,724
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		15,475,353
U.S. Treasury Obligations - 17.3%
U.S. Treasury Bonds 6.25% 5/15/30	5,000,000	6,176,170
U.S. Treasury Notes:
1.625% 2/28/06	34,891,000	34,385,323
2.375% 8/15/06	672,000	664,151
4.25% 8/15/13	4,049,000	4,098,665
4.75% 5/15/14	18,440,000	19,325,268
6.5% 2/15/10	2,170,000	2,446,760
TOTAL U.S. TREASURY OBLIGATIONS		67,096,337
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $98,298,650)		98,519,927
U.S. Government Agency - Mortgage Securities - 27.6%

Fannie Mae - 27.4%
3.737% 1/1/35 (g)	89,779	89,835
3.827% 12/1/34 (g)	24,960	24,979
3.83% 1/1/35 (g)	75,000	75,117
3.836% 6/1/33 (g)	49,889	49,829
3.913% 12/1/34 (g)	49,994	50,213
3.939% 10/1/34 (g)	72,935	73,516
3.98% 1/1/35 (g)	75,000	75,410
3.987% 12/1/34 (g)	73,735	74,333
4% 2/1/20 (f)	5,895,592	5,762,941
4% 1/1/35 (g)	50,000	50,348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.017% 12/1/34 (g)	$ 425,000	$ 422,790
4.021% 12/1/34 (g)	49,994	50,220
4.029% 1/1/35 (g)	25,000	25,137
4.038% 12/1/34 (g)	48,816	49,450
4.048% 1/1/35 (g)	50,000	50,241
4.052% 2/1/35 (g)	50,000	50,307
4.072% 12/1/34 (g)	99,961	101,710
4.105% 1/1/35 (g)	98,955	99,892
4.118% 1/1/35 (g)	120,000	120,846
4.118% 2/1/35 (g)	50,000	50,406
4.12% 2/1/35 (g)	100,000	100,777
4.127% 1/1/35 (g)	124,689	125,593
4.128% 2/1/35 (g)	200,000	201,424
4.145% 2/1/35 (g)	125,000	124,428
4.17% 11/1/34 (g)	99,560	100,319
4.197% 1/1/35 (g)	100,000	100,969
4.2% 1/1/35 (g)	223,088	225,210
4.23% 11/1/34 (g)	44,473	44,947
4.324% 12/1/34 (g)	49,996	50,815
4.5% 5/1/18 to 9/1/33	19,370,289	19,240,272
4.551% 8/1/34 (g)	136,241	140,031
4.826% 1/1/35 (g)	195,000	194,338
5% 11/1/34	9,954,307	9,936,933
5% 2/1/35 (f)	20,609,899	20,532,612
5.5% 11/1/16 to 10/1/34	5,196,411	5,302,170
5.5% 2/1/35 (f)	18,997,798	19,318,386
6% 2/1/20 (f)	6,000,000	6,279,375
6.5% 5/1/08 to 1/1/33	5,766,698	6,079,820
6.5% 2/1/20 (f)	5,876,122	6,215,835
7% 5/1/18 to 4/1/31	4,093,038	4,339,940
TOTAL FANNIE MAE		106,001,714
Freddie Mac - 0.1%
4.232% 1/1/35 (g)	322,000	324,579
4.985% 8/1/33 (g)	50,000	51,185
TOTAL FREDDIE MAC		375,764
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	$ 349,021	$ 370,571
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $106,302,418)		106,748,049
Asset-Backed Securities - 3.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.38% 11/25/32 (g)	40,000	40,834
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (g)	125,000	125,016
Class M2, 3.63% 2/25/34 (g)	125,000	125,046
Series 2005-SD1 Class A1, 2.93% 11/25/50 (g)	206,147	206,147
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12 (e)(g)	1,800,000	1,803,373
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	294,276
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.96% 4/25/34 (g)	65,000	64,997
Class M2, 3.01% 4/25/34 (g)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (g)	29,582	29,615
Series 2003-HE7 Class A3, 2.84% 12/15/33 (g)	114,971	115,352
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.44% 12/15/09 (g)	425,000	430,676
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	908,183
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (g)	382,310	382,736
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.65% 2/17/09 (g)	120,000	121,380
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,947
Series 2003-B4 Class B4, 3.28% 7/15/11 (g)	90,000	91,689
Series 2004-6 Class B, 4.15% 7/16/12	570,000	565,591
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (g)	30,000	31,048
Chase Credit Card Master Trust Series 2003-6 Class B, 2.83% 2/15/11 (g)	230,000	232,005
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (g)	220,000	219,990
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (g)	1,000,000	1,002,184
Series 2003-C1 Class C1, 3.69% 4/7/10 (g)	305,000	312,409
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (g)	$ 275,000	$ 274,988
Series 2004-3 Class M1, 3.03% 6/25/34 (g)	75,000	75,070
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (g)	25,000	24,999
Class M4, 3.43% 3/25/34 (g)	25,000	24,999
Class M6, 3.78% 3/25/34 (g)	25,000	25,223
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.08% 1/25/34 (g)	225,000	224,990
Class M2, 3.68% 1/25/34 (g)	275,000	274,988
GSAMP Trust Series 2004-FM2 Class M1, 3.03% 1/25/34 (g)	250,000	249,989
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (g)	6,370	6,393
Class M1, 3.41% 8/25/33 (g)	25,000	25,331
Series 2003-4:
Class M1, 3.33% 10/25/33 (g)	40,000	40,406
Class M2, 4.43% 10/25/33 (g)	45,000	45,694
Series 2004-3:
Class M2, 3.73% 8/25/34 (g)	120,000	119,994
Class M3, 3.98% 8/25/34 (g)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (e)	2,740	2,740
Series 2003-5N Class A, 7.5% 1/27/34 (e)	3,442	3,451
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.38% 7/25/33 (g)	45,000	46,073
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.87% 10/15/10 (g)	80,000	80,607
Series 2003-B3 Class B3, 2.855% 1/18/11 (g)	285,000	286,590
Series 2003-B5 Class B5, 2.85% 2/15/11 (g)	240,000	242,085
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (g)	100,000	99,996
Class M2, 3.08% 7/25/34 (g)	25,000	24,999
Class M3, 3.48% 7/25/34 (g)	50,000	49,998
Class M4, 3.63% 7/25/34 (g)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (g)	90,000	91,349
Series 2003-HE1 Class M2, 4.43% 5/25/33 (g)	55,000	55,739
Series 2003-NC8 Class M1, 3.23% 9/25/33 (g)	35,000	35,289
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (g)	39,060	39,330
Series 2002-NC1 Class M1, 3.33% 2/25/32 (e)(g)	170,000	171,530
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3 Class M1, 3.25% 8/25/32 (g)	$ 75,000	$ 75,840
Series 2003-NC2 Class M2, 4.53% 2/25/33 (g)	40,000	40,958
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(g)(i)	455,000	168,527
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (g)	14,401	14,417
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (g)	75,000	75,064
Class M4, 3.505% 6/25/34 (g)	125,000	125,320
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 2.95% 1/25/35 (g)	225,000	225,000
Class M4, 3.25% 1/25/35 (g)	475,000	475,000
Sears Credit Account Master Trust II Series 2002-4 Class A, 2.61% 8/18/09 (g)	100,000	100,060
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (g)	260,000	262,999
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	365,000	366,085
TOTAL ASSET-BACKED SECURITIES (Cost $11,821,338)		11,859,599
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 3.1%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 2.88% 5/25/35 (g)	425,000	425,000
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (g)	221,725	220,807
Class 2A1, 4.2095% 12/25/33 (g)	334,359	334,131
Series 2004-1 Class 2A2, 4.7475% 10/25/34 (g)	645,466	652,222
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (g)	850,706	843,960
Class 2A2, 4.148% 3/25/34 (g)	228,220	225,916
Series 2004-C Class 1A1, 3.4052% 4/25/34 (g)	443,552	439,602
Series 2004-D:
Class 1A1, 3.5817% 5/25/34 (g)	531,604	527,596
Class 2A2, 4.2219% 5/25/34 (g)	639,440	638,324
Series 2004-G Class 2A7, 4.6351% 8/25/34 (g)	699,632	703,147
Series 2004-H Class 2A1, 4.5375% 9/25/34 (g)	644,529	647,366
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 1A2, 4.3446% 11/25/34 (g)	$ 231,573	$ 232,638
Class 2A1, 4.8233% 11/25/34 (g)	927,113	936,973
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (g)	750,000	750,000
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (g)	182,235	182,434
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (g)	303,768	303,879
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.21% 6/20/44 (g)	235,000	235,450
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	86,596	88,544
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3207% 5/25/17 (g)	548,658	564,663
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (g)	452,136	467,785
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	1,633,333	23,047
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,304,164	33,868
Series 2003-H Class XA1, 1% 1/25/29 (e)(i)	1,851,599	27,463
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (j)	39,852	36,079
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	671,217	686,064
Series 2004-SL2 Class A1, 6.5% 10/25/16	92,590	94,902
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (e)(g)	43,809	44,561
Class B4, 4.07% 6/10/35 (e)(g)	38,941	39,603
Class B5, 4.67% 6/10/35 (e)(g)	29,206	29,827
Class B6, 5.17% 6/10/35 (e)(g)	14,603	14,955
Series 2004-B:
Class B4, 3.52% 2/10/36 (e)(g)	99,047	99,272
Class B5, 3.97% 2/10/36 (e)(g)	99,047	99,267
Class B6, 4.42% 2/10/36 (e)(g)	99,047	99,334
Series 2004-C:
Class B4, 3.37% 9/10/36 (g)	99,558	99,558
Class B5, 3.77% 9/10/36 (g)	99,558	99,558
Class B6, 4.17% 9/10/36 (g)	99,558	99,558
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	$ 4,466,669	$ 43,010
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	73,771	76,704
Series 2004-RA2 Class 2A, 7% 7/25/33	164,802	169,657
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.4556% 9/25/34 (g)	678,704	672,092
TOTAL PRIVATE SPONSOR		12,008,816
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	421	421
Series 2004-81 Class KD, 4.5% 4/25/17	1,050,000	1,052,793
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	1,390	1,392
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2498 Class PD, 5.5% 2/15/16	240,000	245,407
sequential pay Series 2750 Class ZT, 5% 2/15/34	382,082	352,061
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (g)	25,000	26,643
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	3,476,858	48,167
TOTAL U.S. GOVERNMENT AGENCY		1,726,884
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,755,755)		13,735,700
Commercial Mortgage Securities - 2.6%

Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 2.95% 11/15/15 (e)(g)	50,000	50,267
Class D, 3.03% 11/15/15 (e)(g)	80,000	80,533
Class F, 3.38% 11/15/15 (e)(g)	60,000	60,492
Class H, 3.88% 11/15/15 (e)(g)	50,000	50,413
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc. floater Series 2003-BBA2: - continued
Class J, 4.43% 11/15/15 (e)(g)	$ 55,000	$ 55,490
Class K, 5.08% 11/15/15 (e)(g)	50,000	50,483
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 2.89% 4/25/34 (e)(g)	362,416	361,312
Series 2004-2 Class A, 2.96% 8/25/34 (e)(g)	382,880	383,120
Series 2004-3:
Class A1, 2.9% 1/25/35 (e)(g)	347,518	347,681
Class A2, 2.95% 1/25/35 (e)(g)	49,645	49,684
Class M1, 3.03% 1/25/35 (e)(g)	49,645	49,645
Class M2, 3.53% 1/25/35 (e)(g)	49,645	49,645
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	4,015,224	266,983
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (e)(g)	141,689	141,723
Series 2004-ESA Class A2, 2.79% 5/14/16 (e)(g)	350,000	350,920
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	183,503
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	331,425
Class C, 4.937% 5/14/16 (e)	205,000	209,206
Class D, 4.986% 5/14/16 (e)	75,000	76,595
Class E, 5.064% 5/14/16 (e)	230,000	234,345
Class F, 5.182% 5/14/16 (e)	55,000	56,016
COMM floater Series 2002-FL7:
Class A2, 2.83% 11/15/14 (e)(g)	17,092	17,105
Class D, 3.05% 11/15/14 (e)(g)	125,000	125,291
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.88% 9/15/14 (e)(g)	105,000	105,079
Class D, 3.12% 9/15/14 (e)(g)	30,000	30,018
Class E, 3.18% 9/15/14 (e)(g)	45,000	45,055
Class F, 3.28% 9/15/14 (e)(g)	35,000	35,049
Class G, 3.46% 9/15/14 (e)(g)	80,000	80,124
Class H, 3.56% 9/15/14 (e)(g)	85,000	85,131
Class J, 4.08% 9/15/14 (e)(g)	30,000	30,046
Class K, 4.48% 9/15/14 (e)(g)	45,000	45,069
Class L, 4.68% 9/15/14 (e)(g)	35,000	34,998
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	$ 44,693	$ 45,792
Series 2003-TFLA Class G, 2.9433% 4/15/13 (e)(g)	105,000	102,098
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	755,751	801,775
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	58,994
Series 2003-36 Class C, 4.254% 2/16/31	55,000	54,705
Series 2003-47 Class C, 4.227% 10/16/27	105,000	104,229
Series 2003-59 Class D, 3.654% 10/16/27	115,000	110,099
Series 2003-47 Class XA, 0.2285% 6/16/43 (g)(i)	6,597,851	360,045
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	431,097
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,543
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	123,537
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	184,078
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	339,047	360,570
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,341
Class C4, 6.893% 5/15/16 (e)	500,000	564,278
Class E3, 7.253% 3/15/13 (e)	235,000	248,846
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	788,604
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(g)	1,000,000	1,019,412
Class 180B, 5.3979% 10/15/41 (e)(g)	500,000	501,595
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,159,696)		10,023,084
Foreign Government and Government Agency Obligations - 2.9%

Argentine Republic:
1.98% 8/3/12 (g)	205,000	175,378
15.5% 12/19/08 (b)	500,000	155,250
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	102,600
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	$ 707,473	$ 723,391
debt conversion bond 3.125% 4/15/12 (g)	79,412	75,889
par Z-L 6% 4/15/24	265,000	247,775
8.75% 2/4/25	25,000	24,653
10.5% 7/14/14	60,000	69,600
11% 8/17/40	450,000	520,650
12% 4/15/10	55,000	67,293
12.25% 3/6/30	95,000	122,550
12.75% 1/15/20	45,000	59,175
Central Bank of Nigeria promissory note 5.092% 1/5/10	45,654	43,111
Chilean Republic:
5.625% 7/23/07	100,000	104,188
7.125% 1/11/12	1,250,000	1,437,238
Colombian Republic:
10.75% 1/15/13	160,000	187,400
11.75% 2/25/20	95,000	120,413
Dominican Republic:
Brady 2.75% 8/30/09 (g)	129,166	117,541
9.04% 1/23/13 (e)	25,000	22,688
9.5% 9/27/06 (Reg. S)	15,000	14,588
Ecuador Republic:
8% 8/15/30 (Reg. S) (d)	15,000	13,935
12% 11/15/12 (Reg. S)	180,000	186,300
euro par 4.75% 2/28/25 (d)	5,000	3,413
Italian Republic 4.5% 1/21/15	1,415,000	1,414,533
Jamaican Government 10.625% 6/20/17	10,000	10,700
Korean Republic 4.875% 9/22/14	395,000	395,911
Lebanese Republic 5.88% 11/30/09 (e)(g)	45,000	45,056
Panamanian Republic:
Brady discount 2.6925% 7/17/26 (g)	25,000	22,625
9.625% 2/8/11	25,000	29,375
10.75% 5/15/20	35,000	45,500
Peruvian Republic:
9.125% 2/21/12	75,000	86,063
9.875% 2/6/15	45,000	53,888
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	44,325
8.375% 2/15/11	435,000	446,963
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Philippine Republic: - continued
9.875% 1/15/19	$ 145,000	$ 153,881
Russian Federation:
5% 3/31/30 (Reg. S) (d)	837,000	877,804
8.25% 3/31/10 (Reg. S)	25,000	27,500
12.75% 6/24/28 (Reg. S)	120,000	200,400
State of Israel 4.625% 6/15/13	20,000	19,513
Turkish Republic:
11% 1/14/13	230,000	290,950
11.75% 6/15/10	305,000	379,725
11.875% 1/15/30	25,000	35,750
Ukraine Government:
5.33% 8/5/09 (g)	100,000	107,880
7.65% 6/11/13 (Reg. S)	100,000	109,000
United Mexican States:
4.625% 10/8/08	160,000	161,600
5.875% 1/15/14	255,000	263,925
7.5% 1/14/12	100,000	114,150
7.5% 4/8/33	15,000	16,785
Uruguay Republic 7.25% 2/15/11	85,000	83,831
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (g)	250,000	230,625
3.6925% 4/20/11 (g)	60,000	54,000
9.25% 9/15/27	80,000	82,400
10.75% 9/19/13	265,000	306,473
13.625% 8/15/18	65,000	86,613
euro Brady par W-B 6.75% 3/31/20	250,000	246,563
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	67,140
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,297,015)		11,106,466
Common Stocks - 0.0%
	Shares
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	44,755
TOTAL COMMON STOCKS (Cost $36,503)		44,755
Sovereign Loan Participations - 0.0%
	Principal Amount	Value (Note 1)
Indonesian Republic loan participation:
- Credit Suisse First Boston 3.4375% 3/28/13 (g)	$ 121,371	$ 111,054
- Deutsche Bank:
0% 3/21/05 (g)	15,000	14,850
3.4375% 3/28/13 (g)	14,286	13,071
- Salomon Brothers 0% 3/21/05 (g)	15,000	14,850
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $146,292)		153,825
Fixed-Income Funds - 8.8%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $33,999,988)	341,900	34,029,307
Cash Equivalents - 17.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (k) (Cost $66,861,000)	$ 66,865,668	66,861,000
TOTAL INVESTMENT PORTFOLIO - 114.2% (Cost $437,982,968)		442,167,630
NET OTHER ASSETS - (14.2)%		(55,106,963)
NET ASSETS - 100%		$ 387,060,667
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 8,000,000	$ (41,313)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	5,000,000	(46,299)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	47,137
TOTAL INTEREST RATE SWAP		14,135,000	(40,475)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	1,000,000	12,959
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	145,000	405
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	355,000	1,058
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	2,000,000	17,183
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	1,000,000	2,798
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 1,000,000	$ 23,164
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	600,000	(1,427)
TOTAL TOTAL RETURN SWAP		6,100,000	56,140
		$ 20,235,000	$ 15,665
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,434,841 or 6.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$66,861,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 16,260,713
Bank of America, National Association	5,559,218
Barclays Capital Inc.	16,677,654
Countrywide Securities Corporation	1,250,824
Deutsche Bank Securities Inc.	694,902
Goldman, Sachs & Co.	4,169,414
Morgan Stanley & Co. Incorporated.	3,346,933
Societe Generale, New York Branch	1,528,785
UBS Securities LLC	9,728,632
Wachovia Capital Markets, LLC	6,254,120
WestLB AG	1,389,805
$ 66,861,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $66,861,000) (cost $437,982,968) - See accompanying schedule		$ 442,167,630
Cash		217,768
Receivable for investments sold		226,403
Receivable for fund shares sold		1,357,717
Interest receivable		2,986,343
Swap agreements, at value		15,665
Prepaid expenses		1,304
Receivable from investment adviser for expense reductions		2,675
Other receivables		675
Total assets		446,976,180

Liabilities
Payable for investments purchased Regular delivery	$ 1,022,161
Delayed delivery	58,168,258
Payable for fund shares redeemed	430,302
Distributions payable	41,128
Accrued management fee	133,678
Distribution fees payable	1,888
Other affiliated payables	66,621
Other payables and accrued expenses	51,477
Total liabilities		59,915,513

Net Assets		$ 387,060,667
Net Assets consist of:
Paid in capital		$ 380,694,276
Undistributed net investment income		238,838
Accumulated undistributed net realized gain (loss) on investments		1,927,226
Net unrealized appreciation (depreciation) on investments		4,200,327
Net Assets		$ 387,060,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,302,080 ÷ 122,302 shares)	$ 10.65

Maximum offering price per share (100/95.25 of $10.65)	$ 11.18
Class T: Net Asset Value and redemption price per share ($3,410,382 ÷ 320,610 shares)	$ 10.64

Maximum offering price per share (100/96.50 of $10.64)	$ 11.03
Class B: Net Asset Value and offering price per share ($1,017,627 ÷ 95,589 shares) A	$ 10.65

Class C: Net Asset Value and offering price per share ($490,258 ÷ 46,063 shares) A	$ 10.64

Fidelity Total Bond: Net Asset Value, offering price and redemption price per share ($380,733,872 ÷ 35,764,980 shares)	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,448 ÷ 10,002 shares)	$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 7,883,534

Expenses
Management fee	$ 767,543
Transfer agent fees	304,348
Distribution fees	4,223
Accounting fees and expenses	83,540
Non-interested trustees' compensation	1,054
Custodian fees and expenses	6,509
Registration fees	50,089
Audit	21,993
Legal	2,701
Miscellaneous	1,616
Total expenses before reductions	1,243,616
Expense reductions	(57,085)	1,186,531
Net investment income		6,697,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,608,201
Swap agreements	511,419
Total net realized gain (loss)		4,119,620
Change in net unrealized appreciation (depreciation) on: Investment securities	5,528,840
Swap agreements	(84,115)
Total change in net unrealized appreciation (depreciation)		5,444,725
Net gain (loss)		9,564,345
Net increase (decrease) in net assets resulting from operations		$ 16,261,348

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,697,003	$ 8,771,927
Net realized gain (loss)	4,119,620	937,699
Change in net unrealized appreciation (depreciation)	5,444,725	707,007
Net increase (decrease) in net assets resulting from operations	16,261,348	10,416,633
Distributions to shareholders from net investment income	(6,537,406)	(8,644,971)
Distributions to shareholders from net realized gain	(3,063,125)	(461,703)
Total distributions	(9,600,531)	(9,106,674)
Share transactions - net increase (decrease)	6,149,095	292,125,223
Total increase (decrease) in net assets	12,809,912	293,435,182

Net Assets
Beginning of period	374,250,755	80,815,573
End of period (including undistributed net investment income of $238,838 and undistributed net investment income of $79,241, respectively)	$ 387,060,667	$ 374,250,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.189	.046
Net realized and unrealized gain (loss)	.275	.145
Total from investment operations	.464	.191
Distributions from net investment income	(.184)	(.041)
Distributions from net realized gain	(.090)	-
Total distributions	(.274)	(.041)
Net asset value, end of period	$ 10.65	$ 10.46
Total Return B, C, D	4.47%	1.85%
Ratios to Average Net Assets G
Expenses before expense reductions	1.34% A	.87% A
Expenses net of voluntary waivers, if any	.80% A	.80% A
Expenses net of all reductions	.80% A	.80% A
Net investment income	3.52% A	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,302	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.183	.045
Net realized and unrealized gain (loss)	.266	.144
Total from investment operations	.449	.189
Distributions from net investment income	(.179)	(.039)
Distributions from net realized gain	(.090)	-
Total distributions	(.269)	(.039)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C, D	4.33%	1.84%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	.96% A
Expenses net of voluntary waivers, if any	.90% A	.90% A
Expenses net of all reductions	.90% A	.90% A
Net investment income	3.42% A	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.148	.036
Net realized and unrealized gain (loss)	.276	.145
Total from investment operations	.424	.181
Distributions from net investment income	(.144)	(.031)
Distributions from net realized gain	(.090)	-
Total distributions	(.234)	(.031)
Net asset value, end of period	$ 10.65	$ 10.46
Total Return B, C, D	4.08%	1.76%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06% A	1.62% A
Expenses net of voluntary waivers, if any	1.55% A	1.55% A
Expenses net of all reductions	1.55% A	1.55% A
Net investment income	2.78% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,018	$ 104
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.143	.035
Net realized and unrealized gain (loss)	.266	.145
Total from investment operations	.409	.180
Distributions from net investment income	(.139)	(.030)
Distributions from net realized gain	(.090)	-
Total distributions	(.229)	(.030)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C, D	3.93%	1.74%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78% A	1.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.65% A
Expenses net of all reductions	1.65% A	1.65% A
Net investment income	2.67% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 490	$ 142
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Total Bond

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.197	.340	.232
Net realized and unrealized gain (loss)	.276	.237	.269
Total from investment operations	.473	.577	.501
Distributions from net investment income	(.193)	(.337)	(.221)
Distributions from net realized gain	(.090)	(.060)	-
Total distributions	(.283)	(.397)	(.221)
Net asset value, end of period	$ 10.65	$ 10.46	$ 10.28
Total Return B, C	4.55%	5.68%	5.01%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.75%	1.01% A
Expenses net of voluntary waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income	3.68% A	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,734	$ 373,699	$ 80,816
Portfolio turnover rate	193% A	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 15, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.198	.048
Net realized and unrealized gain (loss)	.266	.145
Total from investment operations	.464	.193
Distributions from net investment income	(.194)	(.043)
Distributions from net realized gain	(.090)	-
Total distributions	(.284)	(.043)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C	4.47%	1.87%
Ratios to Average Net Assets F
Expenses before expense reductions	.63% A	.71% A
Expenses net of voluntary waivers, if any	.63% A	.65% A
Expenses net of all reductions	.63% A	.65% A
Net investment income	3.70% A	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Total Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,097,727
Unrealized depreciation	(1,235,053)
Net unrealized appreciation (depreciation)	$ 3,862,674
Cost for federal income tax purposes	$ 438,304,956

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,443,807 and $59,192,616, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 266	$ 71
Class T	0%	.25%	924	103
Class B	.65%	.25%	1,797	1,422
Class C	.75%	.25%	1,236	817
			$ 4,223	$ 2,413

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 773
Class T	325
Class B*	301
Class C*	3
$ 1,402

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Total Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,223	.68*
Class T	3,503	.94*
Class B	1,305	.65*
Class C	340	.27*
Fidelity Total Bond	297,914	.16*
Institutional Class	63	.12*
	$ 304,348

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $408,706 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.80%	$ 967
Class T	.90%	2,969
Class B	1.55%	1,012
Class C	1.65%	154
Fidelity Total Bond	.65%	49,801
		$ 54,903

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,182.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004 A
From net investment income
Class A	$ 5,765	$ 394
Class T	11,516	382
Class B	5,136	301
Class C	3,152	386
Fidelity Total Bond	6,509,930	8,643,095
Institutional Class	1,907	413
Total	$ 6,537,406	$ 8,644,971
From net realized gain
Class A	$ 1,770	$ -
Class T	2,706	-
Class B	2,453	-
Class C	2,151	-
Fidelity Total Bond	3,053,158	461,703
Institutional Class	887	-
Total	$ 3,063,125	$ 461,703

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to
July 31, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004 A	Six months ended January 31, 2005	Year ended July 31, 2004 A
Class A
Shares sold	112,536	9,699	$ 1,194,584	$ 100,000
Reinvestment of distributions	691	38	7,350	394
Shares redeemed	(662)	-	(7,038)	-
Net increase (decrease)	112,565	9,737	$ 1,194,896	$ 100,394
Class T
Shares sold	313,907	9,699	$ 3,329,175	$ 100,000
Reinvestment of distributions	1,332	37	14,165	382
Shares redeemed	(4,365)	-	(46,336)	-
Net increase (decrease)	310,874	9,736	$ 3,297,004	$ 100,382
Class B
Shares sold	91,008	9,950	$ 965,930	$ 102,625
Reinvestment of distributions	584	29	6,216	301
Shares redeemed	(5,982)	-	(63,673)	-
Net increase (decrease)	85,610	9,979	$ 908,473	$ 102,926
Class C
Shares sold	33,039	13,566	$ 351,226	$ 140,062
Reinvestment of distributions	489	37	5,195	386
Shares redeemed	(1,068)	-	(11,367)	-
Net increase (decrease)	32,460	13,603	$ 345,054	$ 140,448
Fidelity Total Bond
Shares sold	8,046,802	34,227,901	$ 85,580,201	$ 358,024,636
Reinvestment of distributions	863,154	845,761	9,182,971	8,865,286
Shares redeemed	(8,878,983)	(7,201,869)	(94,362,298)	(75,309,262)
Net increase (decrease)	30,973	27,871,793	$ 400,874	$ 291,580,660
Institutional Class
Shares sold	7	9,699	$ 75	$ 100,000
Reinvestment of distributions	263	40	2,794	413
Shares redeemed	(7)	-	(75)	-
Net increase (decrease)	263	9,739	$ 2,794	$ 100,413

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

Semiannual Report

Fidelity Ultra-Short Central Fund

January 31, 2005 (Unaudited)

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATB-USAN-0305
1.804577.100

Fidelity Advisor

Total Bond

Fund - Institutional Class

Semiannual Report

January 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Top Fifty Securities and Derivatives of Fidelity's Fixed-Income Central Fund	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 to January 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2004	Ending Account Value January 31, 2005	Expenses Paid During Period* August 1, 2004 to January 31, 2005
Class A
Actual	$ 1,000.00	$ 1,044.70	$ 4.12
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.08
Class T
Actual	$ 1,000.00	$ 1,043.30	$ 4.64
Hypothetical A	$ 1,000.00	$ 1,020.67	$ 4.58
Class B
Actual	$ 1,000.00	$ 1,040.80	$ 7.97
Hypothetical A	$ 1,000.00	$ 1,017.39	$ 7.88
Class C
Actual	$ 1,000.00	$ 1,039.30	$ 8.48
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.39
Fidelity Total Bond
Actual	$ 1,000.00	$ 1,045.50	$ 3.35
Hypothetical A	$ 1,000.00	$ 1,021.93	$ 3.31
Institutional Class
Actual	$ 1,000.00	$ 1,044.70	$ 3.25
Hypothetical A	$ 1,000.00	$ 1,022.03	$ 3.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.65%
Fidelity Total Bond	.65%
Institutional Class	.63%

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of January 31, 2005	As of July 31, 2004
U.S. Government and U.S. Government Agency Obligations 54.8%	U.S. Government and U.S. Government Agency Obligations 53.6%
AAA 5.2%	AAA 5.4%
AA 3.6%	AA 3.2%
A 7.4%	A 10.0%
BBB 12.9%	BBB 15.9%
BB and Below 9.0%	BB and Below 9.3%
Not Rated 1.4%	Not Rated 0.8%
Equities 0.0%	Equities 0.0%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of January 31, 2005
6 months ago
Years	5.4	5.8
Average years to maturity is based on the average time until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2005
6 months ago
Years	4.0	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of January 31, 2005*		As of July 31, 2004**
	Corporate Bonds 23.3%		Corporate Bonds 29.0%
	U.S. Government and U.S. Government Agency Obligations 54.8%		U.S. Government and U.S. Government Agency Obligations 53.6%
	Asset-Backed Securities 6.2%		Asset-Backed Securities 6.3%
	CMOs and Other Mortgage Related Securities 7.1%		CMOs and Other Mortgage Related Securities 6.2%
	Other Investments 2.9%		Other Investments 3.1%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 1.8%
* Foreign investments	7.6%	** Foreign investments	10.5%
* Futures and Swaps	4.9%	** Futures and Swaps	4.9%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.4%
Accuride Corp. 8.5% 2/1/15 (e)	$ 80,000	$ 82,200
Affinia Group, Inc. 9% 11/30/14 (e)	30,000	30,900
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	200,000	203,361
7.2% 9/1/09	1,000,000	1,107,917
Tenneco Automotive, Inc. 8.625% 11/15/14 (e)	40,000	41,500
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	98,093
Visteon Corp. 7% 3/10/14	80,000	73,600
		1,637,571
Automobiles - 0.6%
Ford Motor Co.:
6.625% 10/1/28	125,000	115,281
7.45% 7/16/31	620,000	618,542
General Motors Corp.:
8.25% 7/15/23	135,000	136,139
8.375% 7/15/33	1,510,000	1,520,531
		2,390,493
Hotels, Restaurants & Leisure - 1.0%
Argosy Gaming Co. 7% 1/15/14	80,000	88,000
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	15,000	13,200
10.5% 7/15/11	120,000	120,000
Carrols Corp. 9% 1/15/13 (e)	20,000	20,750
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	67,550
Gaylord Entertainment Co.:
6.75% 11/15/14 (e)	50,000	49,625
8% 11/15/13	160,000	171,808
Herbst Gaming, Inc.:
7% 11/15/14 (e)	50,000	50,250
8.125% 6/1/12	70,000	74,375
HMH Properties, Inc. 7.875% 8/1/08	101,000	104,030
Host Marriott LP 7.125% 11/1/13	35,000	36,881
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	150,000	146,250
MGM MIRAGE:
6% 10/1/09	50,000	51,065
8.375% 2/1/11	40,000	44,800
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	41,600
Morton's Restaurant Group, Inc. 7.5% 7/1/10	65,000	63,375
MTR Gaming Group, Inc. 9.75% 4/1/10	135,000	148,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
NCL Corp. Ltd. 10.625% 7/15/14 (e)	$ 80,000	$ 80,400
Park Place Entertainment Corp. 7.875% 12/15/05	50,000	52,000
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	81,000
8.875% 3/15/10	100,000	108,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	45,000	47,813
Premier Entertainment Biloxi LLC 10.75% 2/1/12	20,000	21,700
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	263,250
Scientific Games Corp. 6.25% 12/15/12 (e)	30,000	30,450
Seneca Gaming Corp. 7.25% 5/1/12	50,000	51,438
Six Flags, Inc.:
9.5% 2/1/09	180,000	188,100
9.625% 6/1/14	100,000	94,500
9.625% 6/1/14 (e)	80,000	75,600
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	104,250
Station Casinos, Inc.:
6% 4/1/12	70,000	71,750
6.5% 2/1/14	40,000	41,100
6.875% 3/1/16	100,000	103,630
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	325,000	354,250
Town Sports International, Inc. 9.625% 4/15/11	20,000	21,200
Uno Restaurant Corp. 10% 2/15/11 (f)	80,000	79,102
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	100,000	113,000
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(e)	40,000	25,000
9% 1/15/12 (e)	30,000	31,500
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	48,000	51,840
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	171,200
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	160,000	156,800
		3,710,932
Household Durables - 0.2%
Champion Enterprises, Inc. 7.625% 5/15/09	70,000	70,000
D.R. Horton, Inc. 8.5% 4/15/12	30,000	33,450
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e)	80,000	77,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15 (e)	$ 50,000	$ 49,750
6.5% 1/15/14	100,000	102,000
8.875% 4/1/12	10,000	10,950
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,000
Technical Olympic USA, Inc. 7.5% 1/15/15 (e)	55,000	53,350
WCI Communities, Inc. 9.125% 5/1/12	35,000	38,938
William Lyon Homes, Inc. 10.75% 4/1/13	110,000	123,475
		610,113
Media - 2.0%
Advertising Directory Solutions Holdings, Inc. 9.25% 11/15/12 (e)	50,000	52,750
AMC Entertainment, Inc.:
8% 3/1/14	220,000	217,800
8.625% 8/15/12 (e)	60,000	65,850
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	615,889
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	1,000,000	1,152,200
Cablevision Systems Corp.:
6.6688% 4/1/09 (e)(g)	40,000	43,300
8% 4/15/12 (e)	180,000	193,725
CanWest Media, Inc. 8% 9/15/12 (e)	30,000	31,800
Carmike Cinemas, Inc. 7.5% 2/15/14	60,000	60,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (e)	70,000	71,663
Cinemark, Inc. 0% 3/15/14 (c)	100,000	75,500
Comcast Corp. 5.85% 1/15/10	500,000	533,615
Cox Communications, Inc.:
4.625% 6/1/13	90,000	86,709
7.125% 10/1/12	970,000	1,092,549
CSC Holdings, Inc.:
6.75% 4/15/12 (e)	160,000	167,200
7.875% 2/15/18	50,000	56,000
Dex Media, Inc.:
0% 11/15/13 (c)	95,000	71,488
0% 11/15/13 (c)	5,000	3,763
8% 11/15/13	10,000	10,625
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	152,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar DBS Corp.: - continued
9.125% 1/15/09	$ 72,000	$ 78,300
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	38,200
Houghton Mifflin Co. 9.875% 2/1/13	70,000	72,800
Innova S. de R.L. 9.375% 9/19/13	30,000	34,125
Liberty Media Corp. 8.25% 2/1/30	440,000	493,822
LodgeNet Entertainment Corp. 9.5% 6/15/13	130,000	143,650
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	100,000	106,000
MediaNews Group, Inc. 6.375% 4/1/14	100,000	98,250
News America, Inc. 6.2% 12/15/34 (e)	500,000	515,780
Nexstar Broadcasting, Inc. 7% 1/15/14	130,000	127,400
PanAmSat Corp. 9% 8/15/14	130,000	141,050
PEI Holdings, Inc. 11% 3/15/10	11,000	12,760
PRIMEDIA, Inc.:
7.625% 4/1/08	130,000	131,625
8.875% 5/15/11	25,000	26,375
Radio One, Inc. 8.875% 7/1/11	100,000	108,500
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	33,750
10.375% 9/1/14 (e)	30,000	35,100
Rogers Cable, Inc. 6.75% 3/15/15	50,000	51,313
Spanish Broadcasting System, Inc. 9.625% 11/1/09	45,000	47,273
The Reader's Digest Association, Inc. 6.5% 3/1/11	70,000	73,150
Walt Disney Co. 6.375% 3/1/12	700,000	777,661
		7,902,535
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	60,300
9% 6/15/12	15,000	15,825
Blockbuster, Inc. 9% 9/1/12 (e)	70,000	70,000
General Nutrition Centers, Inc. 8.625% 1/15/11 (e)	80,000	80,200
Hollywood Entertainment Corp. 9.625% 3/15/11	50,000	54,500
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	91,350
Sonic Automotive, Inc. 8.625% 8/15/13	115,000	122,475
Toys 'R' US, Inc. 7.875% 4/15/13	20,000	20,600
United Auto Group, Inc. 9.625% 3/15/12	50,000	54,500
		569,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
9.75% 1/15/15 (e)	$ 120,000	$ 116,400
11.625% 1/15/08	10,000	10,450
12.25% 12/15/12	65,000	70,200
		197,050
TOTAL CONSUMER DISCRETIONARY		17,018,444
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	41,650
6.875% 5/1/29	170,000	168,725
8.25% 7/15/10	40,000	45,400
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	30,000	31,200
8.5% 8/1/14 (e)	60,000	59,850
Pathmark Stores, Inc. 8.75% 2/1/12	100,000	96,000
Rite Aid Corp.:
6% 12/15/05 (e)	20,000	20,250
7.625% 4/15/05	15,000	15,113
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	84,000
		562,188
Food Products - 0.4%
B&G Foods, Inc. 8% 10/1/11	40,000	42,600
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (e)	90,000	89,456
5.125% 10/1/13 (e)	1,060,000	1,084,109
Del Monte Corp.:
6.75% 2/15/15 (e)(f)	60,000	60,600
9.25% 5/15/11	50,000	55,500
Doane Pet Care Co.:
9.75% 5/15/07	50,000	48,250
10.75% 3/1/10	125,000	133,750
Pierre Foods, Inc. 9.875% 7/15/12 (e)	40,000	41,800
United Agriculture Products, Inc. 8.75% 12/15/11 (e)	27,000	28,958
		1,585,023
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	150,000	157,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14	$ 20,000	$ 21,300
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	765,000	836,273
TOTAL CONSUMER STAPLES		3,162,284
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	330,065
Grant Prideco, Inc. 9% 12/15/09	10,000	11,188
Hanover Compressor Co.:
8.625% 12/15/10	20,000	21,700
9% 6/1/14	50,000	55,250
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,722
Universal Compression, Inc. 7.25% 5/15/10	40,000	42,200
		466,125
Oil & Gas - 1.6%
Amerada Hess Corp.:
6.65% 8/15/11	70,000	77,025
7.125% 3/15/33	185,000	211,702
7.375% 10/1/09	160,000	179,135
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	496,027
Chesapeake Energy Corp.:
6.875% 1/15/16	50,000	51,690
7.75% 1/15/15	30,000	32,550
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,044
7.75% 1/15/32	15,000	14,625
8.05% 10/15/30	95,000	93,694
El Paso Production Holding Co. 7.75% 6/1/13	140,000	145,600
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	335,858
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	257,100
Energy Transfer Partners LP 5.95% 2/1/15 (e)	275,000	281,047
Enterprise Products Operating LP:
4.625% 10/15/09 (e)	125,000	124,703
5.6% 10/15/14 (e)	90,000	92,224
EXCO Resources, Inc. 7.25% 1/15/11	30,000	31,500
General Maritime Corp. 10% 3/15/13	310,000	353,400
Giant Industries, Inc. 8% 5/15/14	130,000	133,900
Hurricane Finance BV 9.625% 2/12/10 (e)	50,000	54,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (e)	$ 20,000	$ 20,100
Newfield Exploration Co. 6.625% 9/1/14 (e)	90,000	94,950
OAO Gazprom:
9.625% 3/1/13	240,000	285,600
10.5% 10/21/09	100,000	119,000
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	55,000
8.25% 3/15/13	40,000	44,200
Pan American Energy LLC 7.125% 10/27/09 (e)	100,000	100,500
Pemex Project Funding Master Trust:
6.125% 8/15/08	250,000	262,625
7.375% 12/15/14	500,000	558,750
Petrobras Energia SA 9.375% 10/30/13	85,000	92,438
Range Resources Corp. 7.375% 7/15/13	40,000	42,400
Ship Finance International Ltd. 8.5% 12/15/13	330,000	336,600
Teekay Shipping Corp. 8.875% 7/15/11	30,000	34,800
The Coastal Corp.:
6.375% 2/1/09	5,000	4,981
6.5% 6/1/08	150,000	151,125
6.7% 2/15/27	65,000	66,706
7.75% 6/15/10	200,000	208,000
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (e)	215,000	225,213
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,438
7.625% 7/15/19	30,000	33,000
7.875% 9/1/21	35,000	39,725
8.125% 3/15/12	30,000	34,200
8.75% 3/15/32	165,000	196,350
YPF SA yankee 9.125% 2/24/09	85,000	94,563
		6,077,713
TOTAL ENERGY		6,543,838
FINANCIALS - 6.9%
Capital Markets - 1.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	100,000	97,182
4.25% 9/4/12 (g)	205,000	205,362
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	$ 170,000	$ 187,425
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	440,000	448,786
E*TRADE Financial Corp. 8% 6/15/11 (e)	130,000	138,450
Equinox Holdings Ltd. 9% 12/15/09	20,000	21,200
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,128,793
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,169,036
6.6% 1/15/12	500,000	558,240
J.P. Morgan AG (Vimpel Communications) loan participation note 10.45% 4/26/05 (Reg. S)	100,000	101,250
Legg Mason, Inc. 6.75% 7/2/08	30,000	32,539
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	1,000,000	1,003,342
5% 1/15/15	175,000	175,540
Morgan Stanley:
4.75% 4/1/14	545,000	536,499
6.6% 4/1/12	1,100,000	1,228,578
		7,032,222
Commercial Banks - 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	903,592
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	35,817
Korea Development Bank:
3.875% 3/2/09	685,000	673,789
4.75% 7/20/09	320,000	325,189
5.75% 9/10/13	170,000	180,599
Standard Bank London Ltd. 8.125% 9/30/09	100,000	104,500
Wachovia Bank NA 4.875% 2/1/15	600,000	602,778
Wells Fargo & Co. 4.2% 1/15/10	220,000	220,294
Western Financial Bank 9.625% 5/15/12	15,000	16,950
		3,063,508
Consumer Finance - 1.0%
American General Finance Corp. 4% 3/15/11	655,000	635,917
AmeriCredit Corp. 9.25% 5/1/09	65,000	69,713
Capital One Bank 6.5% 6/13/13	1,090,000	1,197,542
Ford Motor Credit Co.:
7% 10/1/13	500,000	526,984
7.875% 6/15/10	250,000	272,006
General Motors Acceptance Corp. 6.875% 9/15/11	760,000	763,167
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
4.75% 5/15/09	$ 100,000	$ 102,221
6.375% 11/27/12	30,000	33,275
HSBC Finance Corp. 6.75% 5/15/11	40,000	44,890
		3,645,715
Diversified Financial Services - 1.2%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	30,000	31,725
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	70,000	70,963
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	115,000	118,738
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	50,000	53,750
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	205,000	235,750
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	30,000	32,550
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (e)	50,000	51,750
9.875% 10/15/14 (e)	50,000	53,000
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	190,000	206,506
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	720,000	767,070
7.45% 11/24/33 (e)	300,000	342,076
J.P. Morgan Chase & Co. 4.875% 3/15/14	1,475,000	1,478,382
Jostens IH Corp. 7.625% 10/1/12 (e)	40,000	41,000
Marquee Holdings, Inc. 0% 8/15/14 (c)(e)	80,000	53,600
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	40,000	41,800
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	10,000	10,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	120,000	122,100
New Asat Finance Ltd. 9.25% 2/1/11 (e)	60,000	50,700
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	105,000	113,663
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	20,600
Sistema Finance SA 10.25% 4/14/08	50,000	53,750
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financial Services - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 125,000	$ 120,313
UGS Corp. 10% 6/1/12 (e)	30,000	33,450
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	385,000	452,375
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	30,000	33,038
		4,589,549
Insurance - 0.3%
Aegon NV 4.75% 6/1/13	500,000	499,065
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	589,000	637,988
Travelers Property Casualty Corp. 5% 3/15/13	25,000	24,898
UnumProvident Corp. 7.625% 3/1/11	150,000	156,000
		1,317,951
Real Estate - 1.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	85,000	90,313
Boston Properties, Inc. 6.25% 1/15/13	365,000	399,144
Camden Property Trust 5.875% 11/30/12	200,000	211,385
CarrAmerica Realty Corp. 5.25% 11/30/07	200,000	205,353
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	11,400
EOP Operating LP:
4.65% 10/1/10	595,000	595,953
4.75% 3/15/14	135,000	131,430
7% 7/15/11	500,000	563,138
Gables Realty LP 5.75% 7/15/07	585,000	604,781
Healthcare Realty Trust, Inc. 5.125% 4/1/14	435,000	430,177
La Quinta Properties, Inc. 7% 8/15/12	50,000	52,188
MeriStar Hospitality Corp. 8.75% 8/15/07	50,000	50,750
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09	100,000	108,750
Omega Healthcare Investors, Inc. 7% 4/1/14	70,000	70,000
Senior Housing Properties Trust 7.875% 4/15/15	20,000	21,900
Simon Property Group LP 5.625% 8/15/14	1,000,000	1,042,073
		4,588,735
Thrifts & Mortgage Finance - 0.6%
Countrywide Home Loans, Inc. 4% 3/22/11	720,000	697,875
Independence Community Bank Corp. 3.75% 4/1/14 (g)	275,000	264,352
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual, Inc.:
4.375% 1/15/08	$ 1,200,000	$ 1,212,810
4.625% 4/1/14	100,000	97,121
		2,272,158
TOTAL FINANCIALS		26,509,838
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8% 9/1/13	125,000	139,425
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	50,000	54,000
PerkinElmer, Inc. 8.875% 1/15/13	20,000	22,500
Spheris, Inc. 11% 12/15/12 (e)	50,000	51,750
		267,675
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	83,600
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)(f)	60,000	61,500
Beverly Enterprises, Inc. 7.875% 6/15/14 (e)	70,000	78,400
Carriage Services, Inc. 7.875% 1/15/15 (e)	60,000	61,875
Community Health Systems, Inc. 6.5% 12/15/12 (e)	80,000	80,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	11,000
9.5% 8/15/10	110,000	121,000
HealthSouth Corp.:
7.625% 6/1/12	130,000	130,000
8.5% 2/1/08	85,000	87,869
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	100,000	107,750
National Nephrology Associates, Inc. 9% 11/1/11 (e)	20,000	22,800
Psychiatric Solutions, Inc. 10.625% 6/15/13	70,000	80,675
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	67,688
6.5% 6/1/12	15,000	13,425
7.375% 2/1/13	75,000	69,000
U.S. Oncology, Inc.:
9% 8/15/12 (e)	30,000	32,550
10.75% 8/15/14 (e)	80,000	91,200
		1,200,532
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 0.1%
Biovail Corp. yankee 7.875% 4/1/10	$ 55,000	$ 56,925
CDRV Investors, Inc. 0% 1/1/15 (c)(e)	100,000	59,000
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	50,000	52,250
Leiner Health Products, Inc. 11% 6/1/12	20,000	21,800
VWR International, Inc.:
6.875% 4/15/12	30,000	30,825
8% 4/15/14	30,000	30,600
Warner Chilcott Corp. 8.75% 2/1/15 (e)	80,000	82,200
		333,600
TOTAL HEALTH CARE		1,801,807
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
BE Aerospace, Inc. 8.5% 10/1/10	100,000	110,000
Bombardier, Inc. 6.3% 5/1/14 (e)	340,000	291,550
K & F Acquisition, Inc. 7.75% 11/15/14 (e)	40,000	39,800
Orbital Sciences Corp. 9% 7/15/11	135,000	151,200
Raytheon Co. 8.3% 3/1/10	800,000	942,356
		1,534,906
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	47,125
6.977% 11/23/22	11,362	10,595
6.978% 10/1/12	105,288	106,646
7.377% 5/23/19	49,661	32,777
7.379% 5/23/16	47,143	31,114
7.8% 4/1/08	65,000	57,200
AMR Corp. 9% 8/1/12	85,000	59,500
Delta Air Lines, Inc.:
7.9% 12/15/09	50,000	24,500
9.5% 11/18/08 (e)	61,000	52,460
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,000	720
7.57% 11/18/10	705,000	673,093
7.779% 11/18/05	3,000	2,460
7.779% 1/2/12	22,351	12,293
7.92% 5/18/12	135,000	89,100
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08	$ 25,000	$ 17,750
9.875% 3/15/07	60,000	49,200
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,950	6,678
7.626% 4/1/10	39,343	31,475
7.67% 1/2/15	8,362	7,108
		1,311,794
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	22,300
Nortek, Inc. 8.5% 9/1/14	100,000	102,750
		125,050
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	70,000	64,225
7.875% 4/15/13	20,000	19,950
10% 8/1/09	34,000	35,870
Cenveo Corp. 7.875% 12/1/13	60,000	52,500
		172,545
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12	50,000	54,375
Electrical Equipment - 0.0%
General Cable Corp. 9.5% 11/15/10	20,000	22,400
Industrial Conglomerates - 0.0%
North American Energy Partners, Inc. 8.75% 12/1/11	20,000	18,600
Machinery - 0.1%
Cummins, Inc.:
5.65% 3/1/98	15,000	11,100
9.5% 12/1/10 (g)	20,000	22,500
Dresser, Inc. 9.375% 4/15/11	15,000	16,200
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	50,000	51,125
Invensys PLC 9.875% 3/15/11 (e)	150,000	160,500
Navistar International Corp. 7.5% 6/15/11	30,000	31,875
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	60,000	59,400
Standard Aero Holdings, Inc. 8.25% 9/1/14 (e)	60,000	64,500
Terex Corp. 7.375% 1/15/14	100,000	105,000
		522,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Marine - 0.1%
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)	$ 40,000	$ 28,600
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	40,000	42,400
OMI Corp. 7.625% 12/1/13	95,000	97,850
		168,850
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	105,000
TFM SA de CV yankee:
10.25% 6/15/07	5,000	5,338
11.75% 6/15/09	180,000	181,575
		291,913
TOTAL INDUSTRIALS		4,222,633
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Northern Telecom Capital Corp. 7.875% 6/15/26	25,000	25,000
Northern Telecom Ltd. yankee 6.875% 9/1/23	30,000	28,500
		53,500
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	104,000
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	112,800
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	135,525
Xerox Corp.:
7.125% 6/15/10	20,000	21,300
7.2% 4/1/16	165,000	174,900
7.625% 6/15/13	60,000	64,350
		396,075
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	64,650
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11 (e)	50,000	51,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.: - continued
8% 12/15/14 (e)	$ 20,000	$ 20,850
Viasystems, Inc. 10.5% 1/15/11	50,000	49,125
		186,250
TOTAL INFORMATION TECHNOLOGY		852,625
MATERIALS - 1.9%
Chemicals - 0.6%
Berry Plastics Corp. 10.75% 7/15/12	80,000	91,200
Borden US Finance Corp./Nova Scotia Finance ULC:
7.41% 7/15/10 (e)(g)	70,000	72,800
9% 7/15/14 (e)	70,000	77,000
Braskem SA 11.75% 1/22/14 (e)	25,000	28,938
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	150,000	101,250
Equistar Chemicals LP:
6.5% 2/15/06	75,000	77,250
7.55% 2/15/26	100,000	98,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	145,000	166,750
Georgia Gulf Corp. 7.125% 12/15/13	90,000	96,750
Huntsman International LLC 9.875% 3/1/09	115,000	125,063
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	32,250
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (c)	55,000	47,575
Koppers, Inc. 9.875% 10/15/13	50,000	57,000
Lubrizol Corp.:
5.5% 10/1/14	105,000	107,761
6.5% 10/1/34	195,000	210,124
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	218,500
10.875% 5/1/09	55,000	58,025
Millennium America, Inc. 9.25% 6/15/08	230,000	255,875
Nalco Co.:
7.75% 11/15/11	130,000	140,075
8.875% 11/15/13	100,000	109,500
Pliant Corp. 0% 6/15/09 (c)	60,000	55,650
Resolution Performance Products LLC/RPP Capital Corp.:
9.5% 4/15/10	70,000	76,125
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Resolution Performance Products LLC/RPP Capital Corp.: - continued
13.5% 11/15/10	$ 35,000	$ 38,588
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (e)	50,000	52,000
Solutia, Inc. 7.375% 10/15/27 (b)	20,000	15,400
		2,409,949
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	200,000	232,000
Containers & Packaging - 0.4%
Anchor Glass Container Corp. 11% 2/15/13	215,000	230,050
BWAY Corp. 10% 10/15/10	105,000	112,613
Cellu Tissue Holdings, Inc. 9.75% 3/15/10	50,000	52,625
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	102,375
Crown European Holdings SA 9.5% 3/1/11	35,000	39,025
Graphic Packaging International, Inc.:
8.5% 8/15/11	120,000	129,600
9.5% 8/15/13	170,000	188,700
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	30,000	31,725
8.25% 10/1/12	110,000	116,600
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	16,425
8.875% 2/15/09	50,000	54,000
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	52,250
7.5% 5/15/10	95,000	100,225
7.8% 5/15/18	45,000	46,350
8.1% 5/15/07	110,000	116,050
Sealed Air Corp.:
5.625% 7/15/13 (e)	25,000	25,961
6.875% 7/15/33 (e)	55,000	60,961
Silgan Holdings, Inc. 6.75% 11/15/13	100,000	103,000
		1,578,535
Metals & Mining - 0.3%
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,750
California Steel Industries, Inc. 6.125% 3/15/14	40,000	39,500
Century Aluminum Co. 7.5% 8/15/14 (e)	40,000	42,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	335,000	372,192
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	$ 75,000	$ 79,688
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	52,375
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	74,906
10.125% 2/1/10	60,000	68,100
IMCO Recycling Escrow, Inc. 9% 11/15/14 (e)	20,000	20,800
International Steel Group, Inc. 6.5% 4/15/14	70,000	75,600
Massey Energy Co. 6.625% 11/15/10	40,000	41,200
Novelis, Inc. 7.25% 2/15/15 (e)	40,000	40,800
Peabody Energy Corp. 6.875% 3/15/13	20,000	21,450
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	112,200
		1,143,161
Paper & Forest Products - 0.5%
Boise Cascade Corp. 8% 2/24/06	25,000	26,259
Boise Cascade LLC/Boise Cascade Finance Corp.:
5.535% 10/15/12 (e)(g)	30,000	30,900
7.125% 10/15/14 (e)	30,000	31,350
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	213,000
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	16,631
7.5% 5/15/06	50,000	52,250
7.75% 11/15/29	10,000	11,350
8% 1/15/24	130,000	152,100
8.125% 5/15/11	5,000	5,750
International Paper Co.:
4.25% 1/15/09	95,000	95,167
5.5% 1/15/14	235,000	246,151
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	125,400
Norske Skog Canada Ltd. 7.375% 3/1/14	40,000	40,400
Riverside Forest Products Ltd. 7.875% 3/1/14	40,000	44,200
Solo Cup Co. 8.5% 2/15/14	145,000	149,350
Stone Container Corp. 8.375% 7/1/12	200,000	213,000
Weyerhaeuser Co. 5.25% 12/15/09	668,000	694,490
		2,147,748
TOTAL MATERIALS		7,511,393
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 35,000	$ 37,564
Bellsouth Capital Funding Corp. 7.875% 2/15/30	1,135,000	1,449,520
BellSouth Corp. 6.55% 6/15/34	665,000	738,022
British Telecommunications PLC:
8.375% 12/15/10	190,000	227,187
8.875% 12/15/30	145,000	198,462
Cincinnati Bell, Inc. 8.375% 1/15/14	30,000	30,375
Deutsche Telekom International Finance BV:
8.5% 6/15/10	305,000	361,993
8.75% 6/15/30	395,000	534,354
Empresa Brasileira de Telecomm SA 11% 12/15/08	110,000	125,400
Eschelon Operating Co. 8.375% 3/15/10	70,000	59,500
France Telecom SA 8.5% 3/1/11	815,000	972,573
GCI, Inc. 7.25% 2/15/14 (e)	50,000	49,625
Hanarotelecom, Inc. 7% 2/1/12 (e)	50,000	50,438
Indosat Finance Co. BV 7.75% 11/5/10	50,000	53,125
Koninklijke KPN NV yankee 8% 10/1/10	500,000	586,938
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	60,000	51,600
MCI, Inc.:
5.908% 5/1/07	36,000	36,855
6.688% 5/1/09	36,000	37,530
New Skies Satellites BV 9.125% 11/1/12 (e)	30,000	30,900
NTL Cable PLC 8.75% 4/15/14 (e)	190,000	211,850
Primus Telecommunications Group, Inc. 8% 1/15/14	90,000	76,050
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	48,500
7.25% 2/15/11	35,000	33,600
7.625% 8/3/21	20,000	17,600
Qwest Communications International, Inc.:
6.04% 2/15/09 (e)(g)	40,000	40,500
7.75% 2/15/14 (e)	160,000	162,800
Qwest Services Corp.:
13.5% 12/15/07 (e)	220,000	248,050
14% 12/15/10 (e)(g)	20,000	23,600
14.5% 12/15/14 (e)(g)	110,000	135,850
SBC Communications, Inc.:
6.15% 9/15/34	500,000	523,200
6.45% 6/15/34	220,000	239,082
Sprint Capital Corp. 8.375% 3/15/12	600,000	727,007
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital:
4.95% 9/30/14 (e)	$ 415,000	$ 410,457
6% 9/30/34 (e)	500,000	504,882
Telefonica de Argentina SA 9.125% 11/7/10	95,000	99,988
Telefonica Europe BV 7.75% 9/15/10	700,000	815,679
Telenet Group Holding NV 0% 6/15/14 (c)(e)	80,000	60,800
TELUS Corp. yankee 7.5% 6/1/07	180,000	194,360
U.S. West Communications 6.875% 9/15/33	165,000	149,325
Verizon Global Funding Corp. 7.25% 12/1/10	640,000	730,484
		11,085,625
Wireless Telecommunication Services - 0.6%
America Movil SA de CV 4.125% 3/1/09	285,000	281,050
American Tower Corp. 7.5% 5/1/12	105,000	108,675
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	534,944
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	60,000	63,450
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	40,000	42,300
7.5% 12/1/13	10,000	10,575
9.375% 8/1/11	65,000	71,988
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	56,000
Globe Telecom, Inc. 9.75% 4/15/12	55,000	60,775
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	50,400
Inmarsat Finance PLC 7.625% 6/30/12	70,000	71,400
Intelsat Ltd.:
6.5% 11/1/13	40,000	33,400
7.625% 4/15/12	20,000	18,150
8.625% 1/15/15 (e)	40,000	41,650
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	83,200
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	60,450
9.75% 1/30/08 (e)	30,000	32,285
9.75% 1/30/08 (Reg. S)	75,000	80,712
Nextel Communications, Inc. 7.375% 8/1/15	150,000	165,375
Nextel Partners, Inc. 8.125% 7/1/11	85,000	93,713
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	140,350
8% 12/15/12	50,000	53,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.: - continued
9.625% 5/1/11	$ 26,000	$ 30,550
Rural Cellular Corp. 8.25% 3/15/12	60,000	64,200
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (e)	101,000	105,166
Western Wireless Corp. 9.25% 7/15/13	175,000	203,656
		2,557,664
TOTAL TELECOMMUNICATION SERVICES		13,643,289
UTILITIES - 2.0%
Electric Utilities - 1.2%
AES Gener SA 7.5% 3/25/14	70,000	71,575
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	183,600
8.25% 4/15/12 (e)	90,000	99,900
10.25% 11/15/07 (e)	26,657	29,856
10.25% 11/15/07 (e)(g)	3,339	3,481
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	310,895
DTE Energy Co. 7.05% 6/1/11	40,000	45,362
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,569,946
Exelon Corp. 6.75% 5/1/11	750,000	837,281
FirstEnergy Corp. 6.45% 11/15/11	25,000	27,130
Nevada Power Co.:
5.875% 1/15/15 (e)	40,000	40,200
6.5% 4/15/12	50,000	52,625
Oncor Electric Delivery Co. 6.375% 5/1/12	45,000	49,800
Progress Energy, Inc. 7.1% 3/1/11	1,000,000	1,124,771
TECO Energy, Inc. 7% 5/1/12	80,000	86,100
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	80,000	82,600
		4,615,122
Gas Utilities - 0.1%
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	125,000
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,313
NiSource Finance Corp. 7.875% 11/15/10	100,000	117,287
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.:
6.625% 2/1/08	$ 20,000	$ 20,300
6.75% 10/1/07	15,000	15,544
		303,444
Multi-Utilities & Unregulated Power - 0.7%
AES Corp.:
8.5% 11/1/07	26,000	26,424
8.75% 6/15/08	2,000	2,160
8.75% 5/15/13 (e)	30,000	33,638
8.875% 2/15/11	282,000	314,430
9% 5/15/15 (e)	30,000	33,938
9.375% 9/15/10	7,000	7,928
9.5% 6/1/09	19,000	21,280
CMS Energy Corp.:
6.3% 2/1/12	60,000	59,850
8.5% 4/15/11	45,000	50,231
9.875% 10/15/07	135,000	149,175
Constellation Energy Group, Inc. 7% 4/1/12	1,010,000	1,155,460
Dominion Resources, Inc.:
6.25% 6/30/12	500,000	549,497
8.125% 6/15/10	170,000	199,290
NRG Energy, Inc. 8% 12/15/13 (e)	220,000	235,950
Utilicorp Canada Finance Corp. 7.75% 6/15/11	60,000	61,950
		2,901,201
TOTAL UTILITIES		7,819,767
TOTAL NONCONVERTIBLE BONDS (Cost $86,304,313)		89,085,918
U.S. Government and Government Agency Obligations - 25.4%

U.S. Government Agency Obligations - 4.1%
Fannie Mae 4.375% 7/17/13	2,205,000	2,161,870
Freddie Mac:
2.75% 10/15/06	50,000	49,474
3.625% 9/15/08	8,000,000	7,960,280
4.5% 1/15/13	3,200,000	3,232,586
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 11/5/12	$ 280,000	$ 284,176
5.875% 3/21/11	2,095,000	2,259,851
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,948,237
U.S. Treasury Inflation Protected Obligations - 4.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,357,018	4,687,537
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,024,570	2,981,092
2% 1/15/14	7,545,864	7,806,724
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		15,475,353
U.S. Treasury Obligations - 17.3%
U.S. Treasury Bonds 6.25% 5/15/30	5,000,000	6,176,170
U.S. Treasury Notes:
1.625% 2/28/06	34,891,000	34,385,323
2.375% 8/15/06	672,000	664,151
4.25% 8/15/13	4,049,000	4,098,665
4.75% 5/15/14	18,440,000	19,325,268
6.5% 2/15/10	2,170,000	2,446,760
TOTAL U.S. TREASURY OBLIGATIONS		67,096,337
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $98,298,650)		98,519,927
U.S. Government Agency - Mortgage Securities - 27.6%

Fannie Mae - 27.4%
3.737% 1/1/35 (g)	89,779	89,835
3.827% 12/1/34 (g)	24,960	24,979
3.83% 1/1/35 (g)	75,000	75,117
3.836% 6/1/33 (g)	49,889	49,829
3.913% 12/1/34 (g)	49,994	50,213
3.939% 10/1/34 (g)	72,935	73,516
3.98% 1/1/35 (g)	75,000	75,410
3.987% 12/1/34 (g)	73,735	74,333
4% 2/1/20 (f)	5,895,592	5,762,941
4% 1/1/35 (g)	50,000	50,348
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.017% 12/1/34 (g)	$ 425,000	$ 422,790
4.021% 12/1/34 (g)	49,994	50,220
4.029% 1/1/35 (g)	25,000	25,137
4.038% 12/1/34 (g)	48,816	49,450
4.048% 1/1/35 (g)	50,000	50,241
4.052% 2/1/35 (g)	50,000	50,307
4.072% 12/1/34 (g)	99,961	101,710
4.105% 1/1/35 (g)	98,955	99,892
4.118% 1/1/35 (g)	120,000	120,846
4.118% 2/1/35 (g)	50,000	50,406
4.12% 2/1/35 (g)	100,000	100,777
4.127% 1/1/35 (g)	124,689	125,593
4.128% 2/1/35 (g)	200,000	201,424
4.145% 2/1/35 (g)	125,000	124,428
4.17% 11/1/34 (g)	99,560	100,319
4.197% 1/1/35 (g)	100,000	100,969
4.2% 1/1/35 (g)	223,088	225,210
4.23% 11/1/34 (g)	44,473	44,947
4.324% 12/1/34 (g)	49,996	50,815
4.5% 5/1/18 to 9/1/33	19,370,289	19,240,272
4.551% 8/1/34 (g)	136,241	140,031
4.826% 1/1/35 (g)	195,000	194,338
5% 11/1/34	9,954,307	9,936,933
5% 2/1/35 (f)	20,609,899	20,532,612
5.5% 11/1/16 to 10/1/34	5,196,411	5,302,170
5.5% 2/1/35 (f)	18,997,798	19,318,386
6% 2/1/20 (f)	6,000,000	6,279,375
6.5% 5/1/08 to 1/1/33	5,766,698	6,079,820
6.5% 2/1/20 (f)	5,876,122	6,215,835
7% 5/1/18 to 4/1/31	4,093,038	4,339,940
TOTAL FANNIE MAE		106,001,714
Freddie Mac - 0.1%
4.232% 1/1/35 (g)	322,000	324,579
4.985% 8/1/33 (g)	50,000	51,185
TOTAL FREDDIE MAC		375,764
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - 0.1%
7% 7/15/31 to 12/15/32	$ 349,021	$ 370,571
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $106,302,418)		106,748,049
Asset-Backed Securities - 3.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 4.38% 11/25/32 (g)	40,000	40,834
Series 2004-HE1:
Class M1, 3.03% 2/25/34 (g)	125,000	125,016
Class M2, 3.63% 2/25/34 (g)	125,000	125,046
Series 2005-SD1 Class A1, 2.93% 11/25/50 (g)	206,147	206,147
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12 (e)(g)	1,800,000	1,803,373
AmeriCredit Automobile Receivables Trust Series 2004-1 Class D, 5.07% 7/6/10	290,000	294,276
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.96% 4/25/34 (g)	65,000	64,997
Class M2, 3.01% 4/25/34 (g)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 2.86% 4/15/33 (g)	29,582	29,615
Series 2003-HE7 Class A3, 2.84% 12/15/33 (g)	114,971	115,352
Bank One Issuance Trust:
Series 2002-C1 Class C1, 3.44% 12/15/09 (g)	425,000	430,676
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	908,183
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 2.45% 2/28/44 (g)	382,310	382,736
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 3.65% 2/17/09 (g)	120,000	121,380
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,947
Series 2003-B4 Class B4, 3.28% 7/15/11 (g)	90,000	91,689
Series 2004-6 Class B, 4.15% 7/16/12	570,000	565,591
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.43% 10/25/33 (g)	30,000	31,048
Chase Credit Card Master Trust Series 2003-6 Class B, 2.83% 2/15/11 (g)	230,000	232,005
Chase Credit Card Owner Trust Series 2004-1 Class B, 2.68% 5/15/09 (g)	220,000	219,990
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.31% 10/15/07 (g)	1,000,000	1,002,184
Series 2003-C1 Class C1, 3.69% 4/7/10 (g)	305,000	312,409
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.03% 5/25/34 (g)	$ 275,000	$ 274,988
Series 2004-3 Class M1, 3.03% 6/25/34 (g)	75,000	75,070
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.08% 3/25/34 (g)	25,000	24,999
Class M4, 3.43% 3/25/34 (g)	25,000	24,999
Class M6, 3.78% 3/25/34 (g)	25,000	25,223
Fremont Home Loan Trust Series 2004-A:
Class M1, 3.08% 1/25/34 (g)	225,000	224,990
Class M2, 3.68% 1/25/34 (g)	275,000	274,988
GSAMP Trust Series 2004-FM2 Class M1, 3.03% 1/25/34 (g)	250,000	249,989
Home Equity Asset Trust:
Series 2003-2:
Class A2, 2.91% 8/25/33 (g)	6,370	6,393
Class M1, 3.41% 8/25/33 (g)	25,000	25,331
Series 2003-4:
Class M1, 3.33% 10/25/33 (g)	40,000	40,406
Class M2, 4.43% 10/25/33 (g)	45,000	45,694
Series 2004-3:
Class M2, 3.73% 8/25/34 (g)	120,000	119,994
Class M3, 3.98% 8/25/34 (g)	50,000	49,998
Home Equity Asset Trust NIMS Trust:
Series 2003-2N Class A, 8% 9/27/33 (e)	2,740	2,740
Series 2003-5N Class A, 7.5% 1/27/34 (e)	3,442	3,451
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 4.38% 7/25/33 (g)	45,000	46,073
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 2.87% 10/15/10 (g)	80,000	80,607
Series 2003-B3 Class B3, 2.855% 1/18/11 (g)	285,000	286,590
Series 2003-B5 Class B5, 2.85% 2/15/11 (g)	240,000	242,085
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.03% 7/25/34 (g)	100,000	99,996
Class M2, 3.08% 7/25/34 (g)	25,000	24,999
Class M3, 3.48% 7/25/34 (g)	50,000	49,998
Class M4, 3.63% 7/25/34 (g)	25,000	24,999
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.63% 12/27/32 (g)	90,000	91,349
Series 2003-HE1 Class M2, 4.43% 5/25/33 (g)	55,000	55,739
Series 2003-NC8 Class M1, 3.23% 9/25/33 (g)	35,000	35,289
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.53% 1/25/32 (g)	39,060	39,330
Series 2002-NC1 Class M1, 3.33% 2/25/32 (e)(g)	170,000	171,530
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3 Class M1, 3.25% 8/25/32 (g)	$ 75,000	$ 75,840
Series 2003-NC2 Class M2, 4.53% 2/25/33 (g)	40,000	40,958
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(g)(i)	455,000	168,527
New Century Home Equity Loan Trust Series 2003-2 Class A2, 2.96% 1/25/33 (g)	14,401	14,417
NovaStar Home Equity Loan Series 2004-1:
Class M1, 2.98% 6/25/34 (g)	75,000	75,064
Class M4, 3.505% 6/25/34 (g)	125,000	125,320
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 2.95% 1/25/35 (g)	225,000	225,000
Class M4, 3.25% 1/25/35 (g)	475,000	475,000
Sears Credit Account Master Trust II Series 2002-4 Class A, 2.61% 8/18/09 (g)	100,000	100,060
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.44% 6/15/33 (g)	260,000	262,999
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	365,000	366,085
TOTAL ASSET-BACKED SECURITIES (Cost $11,821,338)		11,859,599
Collateralized Mortgage Obligations - 3.5%

Private Sponsor - 3.1%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 2.88% 5/25/35 (g)	425,000	425,000
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3767% 12/25/33 (g)	221,725	220,807
Class 2A1, 4.2095% 12/25/33 (g)	334,359	334,131
Series 2004-1 Class 2A2, 4.7475% 10/25/34 (g)	645,466	652,222
Series 2004-B:
Class 1A1, 3.4286% 3/25/34 (g)	850,706	843,960
Class 2A2, 4.148% 3/25/34 (g)	228,220	225,916
Series 2004-C Class 1A1, 3.4052% 4/25/34 (g)	443,552	439,602
Series 2004-D:
Class 1A1, 3.5817% 5/25/34 (g)	531,604	527,596
Class 2A2, 4.2219% 5/25/34 (g)	639,440	638,324
Series 2004-G Class 2A7, 4.6351% 8/25/34 (g)	699,632	703,147
Series 2004-H Class 2A1, 4.5375% 9/25/34 (g)	644,529	647,366
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 1A2, 4.3446% 11/25/34 (g)	$ 231,573	$ 232,638
Class 2A1, 4.8233% 11/25/34 (g)	927,113	936,973
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (g)	750,000	750,000
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 2.9% 4/25/34 (g)	182,235	182,434
Series 2004-AR6 Class 9A2, 2.9% 10/25/34 (g)	303,768	303,879
Granite Mortgages PLC floater Series 2004-2 Class 1C, 3.21% 6/20/44 (g)	235,000	235,450
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	86,596	88,544
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3207% 5/25/17 (g)	548,658	564,663
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.25% 8/25/17 (g)	452,136	467,785
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	1,633,333	23,047
Series 2003-G Class XA1, 1% 1/25/29 (i)	2,304,164	33,868
Series 2003-H Class XA1, 1% 1/25/29 (e)(i)	1,851,599	27,463
Merrill Lynch Trust XXIX Series 29 Class A, 5/1/13 (j)	39,852	36,079
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	671,217	686,064
Series 2004-SL2 Class A1, 6.5% 10/25/16	92,590	94,902
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 3.87% 6/10/35 (e)(g)	43,809	44,561
Class B4, 4.07% 6/10/35 (e)(g)	38,941	39,603
Class B5, 4.67% 6/10/35 (e)(g)	29,206	29,827
Class B6, 5.17% 6/10/35 (e)(g)	14,603	14,955
Series 2004-B:
Class B4, 3.52% 2/10/36 (e)(g)	99,047	99,272
Class B5, 3.97% 2/10/36 (e)(g)	99,047	99,267
Class B6, 4.42% 2/10/36 (e)(g)	99,047	99,334
Series 2004-C:
Class B4, 3.37% 9/10/36 (g)	99,558	99,558
Class B5, 3.77% 9/10/36 (g)	99,558	99,558
Class B6, 4.17% 9/10/36 (g)	99,558	99,558
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (e)(i)	$ 4,466,669	$ 43,010
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	73,771	76,704
Series 2004-RA2 Class 2A, 7% 7/25/33	164,802	169,657
Wells Fargo Mortgage Backed Securities Trust Series 2004-T Class A1, 3.4556% 9/25/34 (g)	678,704	672,092
TOTAL PRIVATE SPONSOR		12,008,816
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	421	421
Series 2004-81 Class KD, 4.5% 4/25/17	1,050,000	1,052,793
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	1,390	1,392
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 2498 Class PD, 5.5% 2/15/16	240,000	245,407
sequential pay Series 2750 Class ZT, 5% 2/15/34	382,082	352,061
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (g)	25,000	26,643
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2003-75 Class LI, 5.5% 10/20/21 (i)	3,476,858	48,167
TOTAL U.S. GOVERNMENT AGENCY		1,726,884
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,755,755)		13,735,700
Commercial Mortgage Securities - 2.6%

Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 2.95% 11/15/15 (e)(g)	50,000	50,267
Class D, 3.03% 11/15/15 (e)(g)	80,000	80,533
Class F, 3.38% 11/15/15 (e)(g)	60,000	60,492
Class H, 3.88% 11/15/15 (e)(g)	50,000	50,413
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc. floater Series 2003-BBA2: - continued
Class J, 4.43% 11/15/15 (e)(g)	$ 55,000	$ 55,490
Class K, 5.08% 11/15/15 (e)(g)	50,000	50,483
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 2.89% 4/25/34 (e)(g)	362,416	361,312
Series 2004-2 Class A, 2.96% 8/25/34 (e)(g)	382,880	383,120
Series 2004-3:
Class A1, 2.9% 1/25/35 (e)(g)	347,518	347,681
Class A2, 2.95% 1/25/35 (e)(g)	49,645	49,684
Class M1, 3.03% 1/25/35 (e)(g)	49,645	49,645
Class M2, 3.53% 1/25/35 (e)(g)	49,645	49,645
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(i)	4,015,224	266,983
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 2.73% 4/14/15 (e)(g)	141,689	141,723
Series 2004-ESA Class A2, 2.79% 5/14/16 (e)(g)	350,000	350,920
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (e)	180,000	183,503
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	325,000	331,425
Class C, 4.937% 5/14/16 (e)	205,000	209,206
Class D, 4.986% 5/14/16 (e)	75,000	76,595
Class E, 5.064% 5/14/16 (e)	230,000	234,345
Class F, 5.182% 5/14/16 (e)	55,000	56,016
COMM floater Series 2002-FL7:
Class A2, 2.83% 11/15/14 (e)(g)	17,092	17,105
Class D, 3.05% 11/15/14 (e)(g)	125,000	125,291
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 2.88% 9/15/14 (e)(g)	105,000	105,079
Class D, 3.12% 9/15/14 (e)(g)	30,000	30,018
Class E, 3.18% 9/15/14 (e)(g)	45,000	45,055
Class F, 3.28% 9/15/14 (e)(g)	35,000	35,049
Class G, 3.46% 9/15/14 (e)(g)	80,000	80,124
Class H, 3.56% 9/15/14 (e)(g)	85,000	85,131
Class J, 4.08% 9/15/14 (e)(g)	30,000	30,046
Class K, 4.48% 9/15/14 (e)(g)	45,000	45,069
Class L, 4.68% 9/15/14 (e)(g)	35,000	34,998
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	$ 44,693	$ 45,792
Series 2003-TFLA Class G, 2.9433% 4/15/13 (e)(g)	105,000	102,098
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	755,751	801,775
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	58,994
Series 2003-36 Class C, 4.254% 2/16/31	55,000	54,705
Series 2003-47 Class C, 4.227% 10/16/27	105,000	104,229
Series 2003-59 Class D, 3.654% 10/16/27	115,000	110,099
Series 2003-47 Class XA, 0.2285% 6/16/43 (g)(i)	6,597,851	360,045
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	431,097
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	64,543
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	123,537
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (e)	200,000	184,078
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	339,047	360,570
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	26,341
Class C4, 6.893% 5/15/16 (e)	500,000	564,278
Class E3, 7.253% 3/15/13 (e)	235,000	248,846
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	788,604
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(g)	1,000,000	1,019,412
Class 180B, 5.3979% 10/15/41 (e)(g)	500,000	501,595
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,159,696)		10,023,084
Foreign Government and Government Agency Obligations - 2.9%

Argentine Republic:
1.98% 8/3/12 (g)	205,000	175,378
15.5% 12/19/08 (b)	500,000	155,250
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)	95,000	102,600
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	$ 707,473	$ 723,391
debt conversion bond 3.125% 4/15/12 (g)	79,412	75,889
par Z-L 6% 4/15/24	265,000	247,775
8.75% 2/4/25	25,000	24,653
10.5% 7/14/14	60,000	69,600
11% 8/17/40	450,000	520,650
12% 4/15/10	55,000	67,293
12.25% 3/6/30	95,000	122,550
12.75% 1/15/20	45,000	59,175
Central Bank of Nigeria promissory note 5.092% 1/5/10	45,654	43,111
Chilean Republic:
5.625% 7/23/07	100,000	104,188
7.125% 1/11/12	1,250,000	1,437,238
Colombian Republic:
10.75% 1/15/13	160,000	187,400
11.75% 2/25/20	95,000	120,413
Dominican Republic:
Brady 2.75% 8/30/09 (g)	129,166	117,541
9.04% 1/23/13 (e)	25,000	22,688
9.5% 9/27/06 (Reg. S)	15,000	14,588
Ecuador Republic:
8% 8/15/30 (Reg. S) (d)	15,000	13,935
12% 11/15/12 (Reg. S)	180,000	186,300
euro par 4.75% 2/28/25 (d)	5,000	3,413
Italian Republic 4.5% 1/21/15	1,415,000	1,414,533
Jamaican Government 10.625% 6/20/17	10,000	10,700
Korean Republic 4.875% 9/22/14	395,000	395,911
Lebanese Republic 5.88% 11/30/09 (e)(g)	45,000	45,056
Panamanian Republic:
Brady discount 2.6925% 7/17/26 (g)	25,000	22,625
9.625% 2/8/11	25,000	29,375
10.75% 5/15/20	35,000	45,500
Peruvian Republic:
9.125% 2/21/12	75,000	86,063
9.875% 2/6/15	45,000	53,888
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17	45,000	44,325
8.375% 2/15/11	435,000	446,963
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Philippine Republic: - continued
9.875% 1/15/19	$ 145,000	$ 153,881
Russian Federation:
5% 3/31/30 (Reg. S) (d)	837,000	877,804
8.25% 3/31/10 (Reg. S)	25,000	27,500
12.75% 6/24/28 (Reg. S)	120,000	200,400
State of Israel 4.625% 6/15/13	20,000	19,513
Turkish Republic:
11% 1/14/13	230,000	290,950
11.75% 6/15/10	305,000	379,725
11.875% 1/15/30	25,000	35,750
Ukraine Government:
5.33% 8/5/09 (g)	100,000	107,880
7.65% 6/11/13 (Reg. S)	100,000	109,000
United Mexican States:
4.625% 10/8/08	160,000	161,600
5.875% 1/15/14	255,000	263,925
7.5% 1/14/12	100,000	114,150
7.5% 4/8/33	15,000	16,785
Uruguay Republic 7.25% 2/15/11	85,000	83,831
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (g)	250,000	230,625
3.6925% 4/20/11 (g)	60,000	54,000
9.25% 9/15/27	80,000	82,400
10.75% 9/19/13	265,000	306,473
13.625% 8/15/18	65,000	86,613
euro Brady par W-B 6.75% 3/31/20	250,000	246,563
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (d)	90,000	67,140
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,297,015)		11,106,466
Common Stocks - 0.0%
	Shares
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
Revlon, Inc. Class A (a)	18,648	44,755
TOTAL COMMON STOCKS (Cost $36,503)		44,755
Sovereign Loan Participations - 0.0%
	Principal Amount	Value (Note 1)
Indonesian Republic loan participation:
- Credit Suisse First Boston 3.4375% 3/28/13 (g)	$ 121,371	$ 111,054
- Deutsche Bank:
0% 3/21/05 (g)	15,000	14,850
3.4375% 3/28/13 (g)	14,286	13,071
- Salomon Brothers 0% 3/21/05 (g)	15,000	14,850
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $146,292)		153,825
Fixed-Income Funds - 8.8%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $33,999,988)	341,900	34,029,307
Cash Equivalents - 17.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05) (k) (Cost $66,861,000)	$ 66,865,668	66,861,000
TOTAL INVESTMENT PORTFOLIO - 114.2% (Cost $437,982,968)		442,167,630
NET OTHER ASSETS - (14.2)%		(55,106,963)
NET ASSETS - 100%		$ 387,060,667
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	$ 8,000,000	$ (41,313)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	5,000,000	(46,299)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	47,137
TOTAL INTEREST RATE SWAP		14,135,000	(40,475)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	1,000,000	12,959
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	145,000	405
Receive monthly a return equal to Lehman Brothers CMBS US Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	355,000	1,058
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	2,000,000	17,183
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	1,000,000	2,798
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America

	June 2005	$ 1,000,000	$ 23,164
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	April 2005	600,000	(1,427)
TOTAL TOTAL RETURN SWAP		6,100,000	56,140
		$ 20,235,000	$ 15,665
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,434,841 or 6.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$66,861,000 due 2/1/05 at 2.51%
Banc of America Securities LLC.	$ 16,260,713
Bank of America, National Association	5,559,218
Barclays Capital Inc.	16,677,654
Countrywide Securities Corporation	1,250,824
Deutsche Bank Securities Inc.	694,902
Goldman, Sachs & Co.	4,169,414
Morgan Stanley & Co. Incorporated.	3,346,933
Societe Generale, New York Branch	1,528,785
UBS Securities LLC	9,728,632
Wachovia Capital Markets, LLC	6,254,120
WestLB AG	1,389,805
$ 66,861,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $66,861,000) (cost $437,982,968) - See accompanying schedule		$ 442,167,630
Cash		217,768
Receivable for investments sold		226,403
Receivable for fund shares sold		1,357,717
Interest receivable		2,986,343
Swap agreements, at value		15,665
Prepaid expenses		1,304
Receivable from investment adviser for expense reductions		2,675
Other receivables		675
Total assets		446,976,180

Liabilities
Payable for investments purchased Regular delivery	$ 1,022,161
Delayed delivery	58,168,258
Payable for fund shares redeemed	430,302
Distributions payable	41,128
Accrued management fee	133,678
Distribution fees payable	1,888
Other affiliated payables	66,621
Other payables and accrued expenses	51,477
Total liabilities		59,915,513

Net Assets		$ 387,060,667
Net Assets consist of:
Paid in capital		$ 380,694,276
Undistributed net investment income		238,838
Accumulated undistributed net realized gain (loss) on investments		1,927,226
Net unrealized appreciation (depreciation) on investments		4,200,327
Net Assets		$ 387,060,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,302,080 ÷ 122,302 shares)	$ 10.65

Maximum offering price per share (100/95.25 of $10.65)	$ 11.18
Class T: Net Asset Value and redemption price per share ($3,410,382 ÷ 320,610 shares)	$ 10.64

Maximum offering price per share (100/96.50 of $10.64)	$ 11.03
Class B: Net Asset Value and offering price per share ($1,017,627 ÷ 95,589 shares) A	$ 10.65

Class C: Net Asset Value and offering price per share ($490,258 ÷ 46,063 shares) A	$ 10.64

Fidelity Total Bond: Net Asset Value, offering price and redemption price per share ($380,733,872 ÷ 35,764,980 shares)	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,448 ÷ 10,002 shares)	$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2005 (Unaudited)

Investment Income
Interest		$ 7,883,534

Expenses
Management fee	$ 767,543
Transfer agent fees	304,348
Distribution fees	4,223
Accounting fees and expenses	83,540
Non-interested trustees' compensation	1,054
Custodian fees and expenses	6,509
Registration fees	50,089
Audit	21,993
Legal	2,701
Miscellaneous	1,616
Total expenses before reductions	1,243,616
Expense reductions	(57,085)	1,186,531
Net investment income		6,697,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,608,201
Swap agreements	511,419
Total net realized gain (loss)		4,119,620
Change in net unrealized appreciation (depreciation) on: Investment securities	5,528,840
Swap agreements	(84,115)
Total change in net unrealized appreciation (depreciation)		5,444,725
Net gain (loss)		9,564,345
Net increase (decrease) in net assets resulting from operations		$ 16,261,348

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2005 (Unaudited)	Year ended July 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,697,003	$ 8,771,927
Net realized gain (loss)	4,119,620	937,699
Change in net unrealized appreciation (depreciation)	5,444,725	707,007
Net increase (decrease) in net assets resulting from operations	16,261,348	10,416,633
Distributions to shareholders from net investment income	(6,537,406)	(8,644,971)
Distributions to shareholders from net realized gain	(3,063,125)	(461,703)
Total distributions	(9,600,531)	(9,106,674)
Share transactions - net increase (decrease)	6,149,095	292,125,223
Total increase (decrease) in net assets	12,809,912	293,435,182

Net Assets
Beginning of period	374,250,755	80,815,573
End of period (including undistributed net investment income of $238,838 and undistributed net investment income of $79,241, respectively)	$ 387,060,667	$ 374,250,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.189	.046
Net realized and unrealized gain (loss)	.275	.145
Total from investment operations	.464	.191
Distributions from net investment income	(.184)	(.041)
Distributions from net realized gain	(.090)	-
Total distributions	(.274)	(.041)
Net asset value, end of period	$ 10.65	$ 10.46
Total Return B, C, D	4.47%	1.85%
Ratios to Average Net Assets G
Expenses before expense reductions	1.34% A	.87% A
Expenses net of voluntary waivers, if any	.80% A	.80% A
Expenses net of all reductions	.80% A	.80% A
Net investment income	3.52% A	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,302	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.183	.045
Net realized and unrealized gain (loss)	.266	.144
Total from investment operations	.449	.189
Distributions from net investment income	(.179)	(.039)
Distributions from net realized gain	(.090)	-
Total distributions	(.269)	(.039)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C, D	4.33%	1.84%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	.96% A
Expenses net of voluntary waivers, if any	.90% A	.90% A
Expenses net of all reductions	.90% A	.90% A
Net investment income	3.42% A	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,410	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.148	.036
Net realized and unrealized gain (loss)	.276	.145
Total from investment operations	.424	.181
Distributions from net investment income	(.144)	(.031)
Distributions from net realized gain	(.090)	-
Total distributions	(.234)	(.031)
Net asset value, end of period	$ 10.65	$ 10.46
Total Return B, C, D	4.08%	1.76%
Ratios to Average Net Assets G
Expenses before expense reductions	2.06% A	1.62% A
Expenses net of voluntary waivers, if any	1.55% A	1.55% A
Expenses net of all reductions	1.55% A	1.55% A
Net investment income	2.78% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,018	$ 104
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.143	.035
Net realized and unrealized gain (loss)	.266	.145
Total from investment operations	.409	.180
Distributions from net investment income	(.139)	(.030)
Distributions from net realized gain	(.090)	-
Total distributions	(.229)	(.030)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C, D	3.93%	1.74%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78% A	1.74% A
Expenses net of voluntary waivers, if any	1.65% A	1.65% A
Expenses net of all reductions	1.65% A	1.65% A
Net investment income	2.67% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 490	$ 142
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Total Bond

	Six months ended January 31, 2005	Years ended July 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.197	.340	.232
Net realized and unrealized gain (loss)	.276	.237	.269
Total from investment operations	.473	.577	.501
Distributions from net investment income	(.193)	(.337)	(.221)
Distributions from net realized gain	(.090)	(.060)	-
Total distributions	(.283)	(.397)	(.221)
Net asset value, end of period	$ 10.65	$ 10.46	$ 10.28
Total Return B, C	4.55%	5.68%	5.01%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.75%	1.01% A
Expenses net of voluntary waivers, if any	.65% A	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65% A
Net investment income	3.68% A	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 380,734	$ 373,699	$ 80,816
Portfolio turnover rate	193% A	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 15, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2005	Year ended July 31,
	(Unaudited)	2004 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.198	.048
Net realized and unrealized gain (loss)	.266	.145
Total from investment operations	.464	.193
Distributions from net investment income	(.194)	(.043)
Distributions from net realized gain	(.090)	-
Total distributions	(.284)	(.043)
Net asset value, end of period	$ 10.64	$ 10.46
Total Return B, C	4.47%	1.87%
Ratios to Average Net Assets F
Expenses before expense reductions	.63% A	.71% A
Expenses net of voluntary waivers, if any	.63% A	.65% A
Expenses net of all reductions	.63% A	.65% A
Net investment income	3.70% A	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 102
Portfolio turnover rate	193% A	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Total Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, non-taxable dividends, financing transactions and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,097,727
Unrealized depreciation	(1,235,053)
Net unrealized appreciation (depreciation)	$ 3,862,674
Cost for federal income tax purposes	$ 438,304,956

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the fund will receive a payment from the counterparty. To the extent it is less, the fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,443,807 and $59,192,616, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 266	$ 71
Class T	0%	.25%	924	103
Class B	.65%	.25%	1,797	1,422
Class C	.75%	.25%	1,236	817
			$ 4,223	$ 2,413

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 773
Class T	325
Class B*	301
Class C*	3
$ 1,402

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, , is the transfer agent for Fidelity Total Bond shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,223	.68*
Class T	3,503	.94*
Class B	1,305	.65*
Class C	340	.27*
Fidelity Total Bond	297,914	.16*
Institutional Class	63	.12*
	$ 304,348

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $408,706 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	.80%	$ 967
Class T	.90%	2,969
Class B	1.55%	1,012
Class C	1.65%	154
Fidelity Total Bond	.65%	49,801
		$ 54,903

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,182.

Semiannual Report

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2005	Year ended July 31, 2004 A
From net investment income
Class A	$ 5,765	$ 394
Class T	11,516	382
Class B	5,136	301
Class C	3,152	386
Fidelity Total Bond	6,509,930	8,643,095
Institutional Class	1,907	413
Total	$ 6,537,406	$ 8,644,971
From net realized gain
Class A	$ 1,770	$ -
Class T	2,706	-
Class B	2,453	-
Class C	2,151	-
Fidelity Total Bond	3,053,158	461,703
Institutional Class	887	-
Total	$ 3,063,125	$ 461,703

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to
July 31, 2004.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2005	Year ended July 31, 2004 A	Six months ended January 31, 2005	Year ended July 31, 2004 A
Class A
Shares sold	112,536	9,699	$ 1,194,584	$ 100,000
Reinvestment of distributions	691	38	7,350	394
Shares redeemed	(662)	-	(7,038)	-
Net increase (decrease)	112,565	9,737	$ 1,194,896	$ 100,394
Class T
Shares sold	313,907	9,699	$ 3,329,175	$ 100,000
Reinvestment of distributions	1,332	37	14,165	382
Shares redeemed	(4,365)	-	(46,336)	-
Net increase (decrease)	310,874	9,736	$ 3,297,004	$ 100,382
Class B
Shares sold	91,008	9,950	$ 965,930	$ 102,625
Reinvestment of distributions	584	29	6,216	301
Shares redeemed	(5,982)	-	(63,673)	-
Net increase (decrease)	85,610	9,979	$ 908,473	$ 102,926
Class C
Shares sold	33,039	13,566	$ 351,226	$ 140,062
Reinvestment of distributions	489	37	5,195	386
Shares redeemed	(1,068)	-	(11,367)	-
Net increase (decrease)	32,460	13,603	$ 345,054	$ 140,448
Fidelity Total Bond
Shares sold	8,046,802	34,227,901	$ 85,580,201	$ 358,024,636
Reinvestment of distributions	863,154	845,761	9,182,971	8,865,286
Shares redeemed	(8,878,983)	(7,201,869)	(94,362,298)	(75,309,262)
Net increase (decrease)	30,973	27,871,793	$ 400,874	$ 291,580,660
Institutional Class
Shares sold	7	9,699	$ 75	$ 100,000
Reinvestment of distributions	263	40	2,794	413
Shares redeemed	(7)	-	(75)	-
Net increase (decrease)	263	9,739	$ 2,794	$ 100,413

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

Semiannual Report

Fidelity Ultra-Short Central Fund

January 31, 2005 (Unaudited)

Top Fifty Securities and Derivatives
	Maturity Amount		% of Fund's Net Assets
Investments in repurchase agreements: (Collateralized by U.S. Government Obligations, in a joint trading account at 2.51%, dated 1/31/05 due 2/1/05)	$ 1,484,022,606	$ 1,483,919,000	25.5
With Goldman Sachs & Co. at 2.35%, dated 1/6/05 due 2/3/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $270,555,985, 4.08%- 5.21%, 2/25/35 - 10/25/43)	265,484,361	264,998,172	4.6
	Principal Amount
Federal Home Loan Bank 1.265% 3/15/05	$ 200,000,000	199,659,389	3.4
Fannie Mae 1.55% 5/4/05	90,000,000	89,739,000	1.6
Federal Home Loan Bank 1.35% 4/29/05	90,000,000	89,715,960	1.5
Fannie Mae 1.8% 5/27/05	60,000,000	59,827,740	1.0
Bank One Issuance Trust Series 2002-C2 Class C2, 3.47% 5/15/08	35,785,000	35,935,193	0.6
Fannie Mae 6.25% 3/22/12	34,005,000	34,173,325	0.6
Sears Credit Account Master Trust II Series 2002-4 Class B, 2.905% 8/18/09	33,300,000	33,344,289	0.6
Discover Card Master Trust I Series 2002-1 Class B, 2.88% 7/15/07	30,637,000	30,634,574	0.5
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 2.84% 1/15/09	30,353,000	30,462,611	0.5
Series 2001-B1 Class B1, 2.855% 10/15/08	30,000,000	30,069,528	0.5
Sears Credit Account Master Trust II:
Series 2002-5 Class B, 3.73% 11/17/09	30,000,000	30,052,917	0.5
Series 2002-4 Class A, 2.61% 8/18/09	27,000,000	27,016,246	0.5
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 2.9% 9/25/34	25,918,906	25,962,033	0.5
Amortizing Residential Collateral Trust Series 2002-BC6 Class M1, 3.28% 8/25/32	24,900,000	25,084,701	0.4
AmeriCredit Automobile Receivables Trust Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,075,038	0.4
Citibank Credit Card Issuance Trust Series 2003-B1 Class B1, 2.74% 3/7/08	25,000,000	25,042,223	0.4
Holmes Financing No. 8 PLC floater Series 2 Class A, 2.72% 4/15/11	25,000,000	24,990,235	0.4
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 2.86% 2/15/12	24,300,000	24,359,824	0.4
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35	23,650,000	23,650,000	0.4
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
ACE Securities Corp. Series 2002-HE2 Class M1, 3.38% 8/25/32	$ 21,525,000	$ 21,644,195	0.4
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A2, 2.89% 6/25/34	23,589,523	23,588,502	0.4
Household Credit Card Master Trust I Series 2002-1 Class B, 3.13% 7/15/08	22,589,000	22,663,483	0.4
Holmes Financing No. 8 PLC floater Series 1 Class C, 3.26% 7/15/40	22,640,000	22,647,075	0.4
CDC Mortgage Capital Trust Series 2002-HE3 Class M1, 3.63% 3/25/33	21,499,948	21,961,275	0.4
Bank One Issuance Trust Series 2002-B1 Class B1, 2.86% 12/15/09	20,655,000	20,765,926	0.4
Argent Securities, Inc. Series 2003-W3 Class M2, 4.33% 9/25/33	20,000,000	20,687,082	0.4
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 2.86% 10/15/09	20,000,000	20,111,192	0.3
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.725% 8/25/34	19,880,000	20,064,387	0.3
MBNA Master Credit Card Trust II Series 1998-G Class B, 2.88% 2/17/09	20,000,000	20,060,062	0.3
American Express Credit Account Master Trust Series 2004-C Class C, 2.98% 2/15/12	20,000,000	20,037,482	0.3
Ford Credit Auto Owner Trust Series 2003-B Class B2, 2.91% 10/15/07	19,600,000	19,698,284	0.3
Long Beach Mortgage Loan Trust Series 2003-2 Class M1, 3.35% 6/25/33	19,500,000	19,690,182	0.3
Capital One Master Trust Series 2001-1 Class B, 2.99% 12/15/10	19,500,000	19,671,680	0.3
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,836,288	0.3
Nissan Auto Lease Trust Series 2003-A Class A3A, 2.62% 6/15/09	18,550,330	18,571,028	0.3
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 3.69% 4/7/10	17,785,000	18,217,047	0.3
SDG Macerich Properties LP floater Series 2000-1 Class A3, 2.82% 5/15/09	18,000,000	18,020,322	0.3
Keycorp Student Loan Trust Series 1999-A Class A2, 2.28% 12/27/09	17,947,151	18,005,482	0.3
Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.16% 7/15/08	17,705,000	17,743,951	0.3
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.2% 2/9/09	17,500,000	17,737,743	0.3
Top Fifty Securities and Derivatives
	Principal Amount	Value	% of Fund's Net Assets
Sequoia Mortgage Trust floater Series 2004-8 Class A2, 2.35% 9/20/34	$ 17,715,665	$ 17,702,403	0.3
Citibank Credit Card Issuance Trust Series 2000-C2 Class C2, 3.31% 10/15/07	17,500,000	17,538,220	0.3
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2136 Class PE, 6% 1/15/28	17,331,818	17,496,765	0.3
AmeriCredit Automobile Receivables Trust Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,439,151	0.3
Liberty Media Corp. 3.99% 9/17/06	17,000,000	17,198,730	0.3
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,943,557	0.3
Merrill Lynch Mortgage Investors, Inc. floater Series 2004-C Class A2, 3.07% 7/25/29	16,713,022	16,676,810	0.3
Countrywide Home Loans, Inc. floater Series 2005-1 Class 2A1, 2.84% 3/25/35	16,450,000	16,450,000	0.3
Top Fifty securities as a percentage of the Fund's net assets - 54.2%
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
201 Eurodollar 90 Day Index Contracts	June 2005	$ 199,356,825	$ (145,062)
123 Eurodollar 90 Day Index Contracts	Sept. 2005	121,920,675	(121,462)
69 Eurodollar 90 Day Index Contracts	Dec. 2005	68,362,612	(66,654)
18 Eurodollar 90 Day Index Contracts	March 2006	17,827,650	(17,765)
4 Eurodollar 90 Day Index Contracts	June 2006	3,960,700	(7,566)
TOTAL EURODOLLAR CONTRACTS			(358,509)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 125,807

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments
Money Management, Inc.(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-USAN-0305
1.804584.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 23, 2005